UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia R. Short, President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Aggressive Growth Stock Fund

	Shares or Principal Amount($)	Value($)
Common Stocks (99.7%)
Consumer Discretionary (21.8%)
Amazon.com, Inc.*	22,000	3,808,200
Blue Nile, Inc.*	20,500	838,040
Chipotle Mexican Grill, Inc.*	4,500	1,519,830
Deckers Outdoor Corp.*	22,500	1,700,325
Lululemon Athletica, Inc.*	49,400	2,305,004
Netflix, Inc.*	22,500	1,559,025
Nordstrom, Inc.	36,700	1,824,357
Priceline.com, Inc.*	5,800	2,712,718
Tesla Motors, Inc.*	54,400	1,553,664
Vera Bradley, Inc.*	28,800	928,800

		18,749,963

Energy (12.4%)
Berry Petroleum Co., Cl A	56,500	2,374,130
Energy XXI Bermuda Ltd.*	61,600	1,963,808
FMC Technologies, Inc.*	27,700	1,446,771
Pioneer Natural Resources Co.	16,600	1,485,368
SandRidge Energy, Inc.*(a)	104,900	855,984
Whiting Petroleum Corp.*	54,000	2,521,260

		10,647,321

Financials (6.0%)
BlackRock, Inc.	8,000	1,425,920
Financial Engines, Inc.*	61,400	1,371,062
Green Dot Corp., Cl A*	25,750	803,915
Portfolio Recovery Associates, Inc.*	22,700	1,532,704

		5,133,601

Health Care (10.9%)
Celgene Corp.*	26,300	1,777,880
Dendreon Corp.*	46,900	356,440
HMS Holdings Corp.*	38,400	1,228,032
Human Genome Sciences, Inc.*	46,300	342,157
Intuitive Surgical, Inc.*	3,800	1,759,438
MAKO Surgical Corp.*	40,300	1,015,963
Salix Pharmaceuticals Ltd.*	30,200	1,445,070
SXC Health Solutions Corp.*	18,700	1,056,176
Vertex Pharmaceuticals, Inc.*	13,000	431,730

		9,412,886

Industrials (8.0%)
Alaska Air Group, Inc.*	19,000	1,426,710
Joy Global, Inc.	12,000	899,640

See Notes to Schedules of Portfolio Investments.

Polypore International, Inc.*(a)	20,700	910,593
Precision Castparts Corp.	22,100	3,641,859

		6,878,802

Information Technology (38.7%)
Acme Packet, Inc.*	66,400	2,052,424
Alliance Data Systems Corp.*(a)	8,100	841,104
Altera Corp.	50,600	1,877,260
Apple, Inc.*	6,900	2,794,500
Aruba Networks, Inc.*	68,400	1,266,768
Cognizant Technology Solutions Corp., Cl A*	67,000	4,308,770
EMC Corp.*	50,500	1,087,770
F5 Networks, Inc.*	35,100	3,724,812
Google, Inc., Cl A*	5,900	3,810,810
MercadoLibre, Inc.	37,300	2,966,842
OpenTable, Inc.*	45,000	1,760,850
QUALCOMM, Inc.	68,000	3,719,600
Skyworks Solutions, Inc.*	50,600	820,732
VeriFone Systems, Inc.*	53,200	1,889,664
Yandex NV Cl A*(a)	17,800	350,660

		33,272,566

Telecommunication Services (1.9%)
NII Holdings, Inc.*	39,900	849,870
tw telecom, Inc.*	40,000	775,200

		1,625,070

Total Common Stocks (Cost $63,065,402)		85,720,209

Short-Term Investment (3.1%)
RidgeWorth Funds Securities Lending Joint Account(b)	2,689,350	2,689,350

Total Short-Term Investment (Cost $2,689,350)		2,689,350

Money Market Fund (0.2%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	154,474	154,474

Total Money Market Fund (Cost $154,474)		154,474

Total Investments (Cost $65,909,226) — 103.0%		88,564,033

Liabilities in excess of other assets — (3.0)%		(2,539,534)

Net Assets — 100.0%		$86,024,499

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $2,623,002.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Emerging Growth Stock Fund

	Shares or Principal Amount($)	Value($)
Common Stocks (99.9%)
Consumer Discretionary (21.0%)
Blue Nile, Inc.*	3,000	122,640
Chipotle Mexican Grill, Inc.*	1,200	405,288
Deckers Outdoor Corp.*	3,200	241,824
HomeAway, Inc.*(a)	8,700	202,275
Lululemon Athletica, Inc.*	8,800	410,608
Michael Kors Holdings Ltd.*	600	16,350
Netflix, Inc.*	5,000	346,450
Tesla Motors, Inc.*	13,700	391,272
Vera Bradley, Inc.*	6,600	212,850

		2,349,557

Energy (11.0%)
Berry Petroleum Co., Cl A	11,000	462,220
Energy XXI Bermuda Ltd.*	16,500	526,020
McMoRan Exploration Co.*	16,800	244,440

		1,232,680

Financials (10.2%)
Financial Engines, Inc.*	19,300	430,969
Green Dot Corp., Cl A*	9,400	293,468
Portfolio Recovery Associates, Inc.*	6,100	411,872

		1,136,309

Health Care (18.9%)
Dendreon Corp.*	23,900	181,640
HMS Holdings Corp.*	14,800	473,304
Human Genome Sciences, Inc.*	11,100	82,029
IPC The Hospitalist Co.*	3,700	169,164
MAKO Surgical Corp.*	15,000	378,150
Nektar Therapeutics*(a)	10,700	59,867
Salix Pharmaceuticals Ltd.*	5,500	263,175
SXC Health Solutions Corp.*	8,300	468,784
Vertex Pharmaceuticals, Inc.*	1,200	39,852

		2,115,965

Industrials (6.2%)
Alaska Air Group, Inc.*	4,500	337,905
Polypore International, Inc.*	8,100	356,319

		694,224

Information Technology (32.1%)
Acme Packet, Inc.*	14,000	432,740
Alliance Data Systems Corp.*	1,100	114,224
Aruba Networks, Inc.*	21,600	400,032

See Notes to Schedules of Portfolio Investments.

BroadSoft, Inc.*	6,700	202,340
F5 Networks, Inc.*	5,000	530,600
MercadoLibre, Inc.	5,600	445,424
Mitek Systems, Inc.*(a)	22,400	162,400
OpenTable, Inc.*	7,100	277,823
Skyworks Solutions, Inc.*	20,800	337,376
VeriFone Systems, Inc.*	10,700	380,064
Zillow, Inc.*(a)	13,400	301,232

		3,584,255

Materials (0.5%)
Molycorp, Inc.*(a)	2,500	59,950

Total Common Stocks (Cost $9,675,194)		11,172,940

Short-Term Investment (7.0%)
RidgeWorth Funds Securities Lending Joint Account(b)	777,668	777,668

Total Short-Term Investment (Cost $777,668)		777,668

Total Investments (Cost $10,452,862) — 106.9%		11,950,608

Liabilities in excess of other assets — (6.9)%		(772,771)

Net Assets — 100.0%		$11,177,837

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $757,157.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011(See Notes to Schedules of Portfolio Investments).

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks (95.2%)
Australia (2.3%)
Australia & New Zealand Banking Group Ltd.	129,215	2,713,268
Bendigo and Adelaide Bank Ltd.	106,503	874,719
National Australia Bank Ltd.	59,484	1,421,228

		5,009,215

Austria (0.6%)
Voestalpine AG	45,132	1,265,790

Belgium (2.0%)
Anheuser-Busch InBev NV	70,397	4,310,022

Canada (0.7%)
Potash Corp. of Saskatchewan, Inc.	36,205	1,494,542

China (0.1%)
Minth Group Ltd.	206,000	193,094

France (14.5%)
BNP Paribas	31,335	1,230,854
Cap Gemini SA	34,948	1,092,114
Compagnie Generale de Geophysique-Veritas*	88,782	2,083,248
France Telecom SA	106,988	1,680,325
Publicis Groupe SA	70,387	3,238,093
Renault SA	40,320	1,398,536
Sanofi-Aventis	70,879	5,205,971
Schlumberger Ltd.	32,494	2,219,665
Total SA	119,177	6,092,673
Valeo SA	37,402	1,486,596
Vinci SA	52,370	2,288,249
Vivendi SA	161,744	3,541,986

		31,558,310

Germany (9.3%)
Adidas AG	29,668	1,929,875
Allianz SE	26,786	2,562,296
BASF SE	43,027	3,001,011
Deutsche Bank AG	24,895	948,406
Deutsche Lufthansa AG	99,280	1,180,210
Fresenius SE	26,630	2,463,622
Infineon Technologies AG	189,490	1,426,360
MAN SE	16,993	1,510,933
Muenchener Rueckversicherungs AG	11,805	1,448,108
Siemens AG	39,151	3,746,628

		20,217,449

Hong Kong (3.6%)
China Mobile Ltd.	213,500	2,086,453

See Notes to Schedules of Portfolio Investments.

Digital China Holdings Ltd.	2,316,000	3,590,328
Texwinca Holdings Ltd.	1,941,721	2,155,079

		7,831,860

India (0.3%)
IL&FS Transportation Networks Ltd.	117,395	320,761
IRB Infrastructure Developers Ltd.	183,257	448,955

		769,716

Ireland (1.0%)
WPP PLC	203,923	2,139,257

Italy (0.9%)
Enel SpA	499,120	2,030,981

Japan (16.7%)
FUJIFILM Holdings Corp.	43,000	1,018,436
Honda Motor Co. Ltd.	79,188	2,415,661
Isuzu Motors Ltd.	160,000	740,028
ITOCHU Corp.	392,780	3,990,567
JX Holdings, Inc.	604,500	3,651,975
LINTEC Corp.	88,900	1,610,064
Marubeni Corp.	684,000	4,167,806
Mitsubishi Gas Chemical Co., Inc.	434,000	2,407,665
Mitsubishi UFJ Financial Group, Inc.	717,602	3,048,666
Nidec Corp.	13,700	1,190,763
NIPPON SHOKUBAI Co. Ltd.	97,000	1,042,211
Nippon Telegraph & Telephone Corp.	54,516	2,787,066
Sumitomo Corp.	315,144	4,266,338
Sumitomo Mitsui Financial Group, Inc.	103,005	2,869,205
Takata Corp.	59,277	1,213,727

		36,420,178

Luxembourg (0.7%)
AZ Electronic Materials SA	404,815	1,508,827

Netherlands (5.2%)
ING Groep NV*	237,557	1,709,468
Koninklijke Ahold NV	255,776	3,444,452
Koninklijke DSM NV	32,495	1,507,732
Koninklijke KPN NV	166,058	1,986,941
Royal Dutch Shell PLC ADR	36,483	2,773,073

		11,421,666

Norway (1.2%)
Telenor ASA	163,071	2,674,748

Singapore (1.0%)
United Overseas Bank Ltd.	45,116	531,145
Venture Corp. Ltd.	334,685	1,599,820

		2,130,965

South Korea (3.4%)
Himart Co. Ltd.*	5,941	417,211
Hyundai Motor Co.*	6,659	1,231,221
Korea Gas Corp.*	135,408	4,901,488

See Notes to Schedules of Portfolio Investments.

SKC Co. Ltd.*	25,762	852,024

		7,401,944

Spain (1.2%)
Telefonica SA	149,037	2,581,849

Sweden (4.1%)
Alfa Laval AB	96,572	1,829,831
Kinnevik Investment AB, Cl B	187,343	3,650,467
Swedbank AB, Cl A	275,469	3,568,422

		9,048,720

Switzerland (4.6%)
ABB Ltd.*	148,285	2,791,098
Roche Holding AG	25,984	4,403,974
Xstrata PLC	185,711	2,820,642

		10,015,714

Thailand (1.7%)
Bangkok Dusit Medical Services PCL*	470,200	1,222,073
Kasikornbank PCL	353,200	1,365,782
Krung Thai Bank PCL	2,575,300	1,216,227

		3,804,082

Turkey (0.5%)
Tofas Turk Otomobil Fabrikasi AS	379,421	1,186,098

United Kingdom (19.6%)
Anglo American PLC	85,569	3,161,421
AstraZeneca PLC	93,440	4,317,092
Aviva PLC	284,922	1,330,992
BP PLC	124,521	890,520
BP PLC SP ADR	126,557	5,409,046
British American Tobacco PLC	114,998	5,456,875
BT Group PLC	1,058,873	3,139,217
Legal & General Group PLC	1,197,864	1,912,371
Old Mutual PLC	910,666	1,916,328
Rio Tinto PLC SP ADR	95,099	4,652,243
Royal Dutch Shell PLC, Cl A	110,471	4,067,722
Royal Dutch Shell PLC, Cl B	75,311	2,870,149
SABMiller PLC	68,315	2,404,602
Subsea 7 SA*	74,182	1,376,761

		42,905,339

Total Common Stocks (Cost $207,988,428)		207,920,366

Preferred Stocks (1.1%)

Brazil (0.5%)
Telefonica Brasil SA, 0.67%	43,106	1,199,411

Germany (0.6%)
Volkswagen AG, 1.84%	8,261	1,237,576

Total Preferred Stocks (Cost $2,205,900)		2,436,987

Money Market Fund (2.2%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	4,784,608	4,784,608

See Notes to Schedules of Portfolio Investments.

Total Money Market Fund (Cost $4,784,608)	4,784,608

Total Investments (Cost $214,978,936) — 98.5%	215,141,961

Other assets in excess of liabilities — 1.5%	3,196,441

Net Assets — 100.0%	$218,338,402

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

ADR	— American Depositary Receipt

PCL	— Public Company Limited

SP ADR	— Sponsored American Depositary Receipt

The investment concentrations for the International Equity Fund as a percentage of total investments by sector, as of December 31, 2011, were as follows:
Financials	15.9%
Energy	14.6
Industrials	12.9
Materials	11.8
Consumer Discretionary	11.4
Telecommunication Services	8.4
Health Care	8.2
Consumer Staples	7.3
Information Technology	4.1
Utilities	3.2
Money Market Fund	2.2

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

International Equity Index Fund

	Shares or Principal Amount($)	Value($)
Common Stocks (94.7%)
Australia (5.3%)
AGL Energy Ltd.	10,938	160,315
Alumina Ltd.	58,186	66,357
Amcor Ltd.	29,006	213,902
AMP Ltd.	67,128	279,440
Asciano Ltd.	23,379	107,604
ASX Ltd.	4,165	130,270
Australia & New Zealand Banking Group Ltd.	61,161	1,284,264
Bendigo and Adelaide Bank Ltd.	8,879	72,924
BGP Holdings PLC(a)(b)	737,041	—
BHP Billiton Ltd.	75,942	2,673,522
BlueScope Steel Ltd.	43,222	17,904
Boral Ltd.	17,079	62,886
Brambles Ltd.	34,193	250,404
Caltex Australia Ltd.	3,251	39,137
CFS Retail Property Trust REIT	44,163	76,111
Coca-Cola Amatil Ltd.	13,307	156,656
Cochlear Ltd.	1,348	85,482
Commonwealth Bank of Australia	36,558	1,840,411
Computershare Ltd.	10,481	85,867
Crown Ltd.	10,639	88,032
CSL Ltd.	13,054	427,252
Dexus Property Group REIT	115,486	98,039
Echo Entertainment Group Ltd.*	12,563	46,129
Fairfax Media Ltd.(c)	53,034	39,055
Fortescue Metals Group Ltd.	29,555	129,077
Goodman Group	164,716	96,029
GPT Group REIT	41,637	130,740
Harvey Norman Holdings Ltd.	12,556	23,566
Iluka Resources Ltd.	9,660	153,144
Incitec Pivot Ltd.	37,817	120,292
Insurance Australia Group Ltd.	49,899	152,089
Leighton Holdings Ltd.	3,581	69,737
Lend Lease Group	12,666	92,756
Lynas Corp. Ltd.*	40,503	43,291
Macquarie Group Ltd.	8,135	197,944
Metcash Ltd.	18,113	74,845
Mirvac Group REIT	81,078	97,853
National Australia Bank Ltd.	53,055	1,267,623
Newcrest Mining Ltd.	18,288	553,667
OneSteel Ltd.	30,904	22,126
Orica Ltd.	8,635	214,085

See Notes to Schedules of Portfolio Investments.

Origin Energy Ltd.	25,068	342,032
OZ Minerals Ltd.	7,670	78,527
Paladin Energy Ltd.*	16,500	23,120
Qantas Airways Ltd.*	26,968	40,271
QBE Insurance Group Ltd.	24,775	328,151
QR National Ltd.	40,040	140,059
Ramsay Health Care Ltd.	3,074	60,618
Rio Tinto Ltd.	10,317	636,300
Santos Ltd.	20,425	255,702
Sims Metal Management Ltd.	3,910	50,589
Sonic Healthcare Ltd.	8,736	100,789
SP Ausnet	32,991	31,719
Stockland REIT	56,563	184,550
Suncorp Group Ltd.	30,415	260,689
Sydney Airport	8,836	24,040
TABCORP Holdings Ltd.	16,256	45,391
Tatts Group Ltd.	30,466	76,032
Telstra Corp. Ltd.	104,740	356,737
Toll Holdings Ltd.	15,651	67,553
Transurban Group	30,781	176,933
Wesfarmers Ltd.	23,919	721,699
Wesfarmers Ltd. PPS	3,610	109,846
Westfield Group REIT	52,126	416,386
Westfield Retail Trust REIT	69,660	177,408
Westpac Banking Corp.	70,562	1,443,417
Woodside Petroleum Ltd.	14,871	465,732
Woolworths Ltd.	28,681	736,307
WorleyParsons Ltd.	4,589	120,485

		19,211,909

Austria (1.2%)
Erste Group Bank AG	36,237	637,133
Immofinanz AG*	179,827	539,960
OMV AG	28,446	862,973
Raiffeisen Bank International AG(c)	9,394	243,954
Telekom Austria AG	64,041	765,692
Verbund AG	12,836	344,471
Vienna Insurance Group	7,316	289,933
Voestalpine AG	20,870	585,328

		4,269,444

Belgium (1.9%)
Ageas	168,830	262,210
Anheuser-Busch InBev NV	61,099	3,740,757
Bekaert SA	2,917	93,571
Belgacom SA(c)	11,667	366,024
Colruyt SA(c)	5,799	219,532
Delhaize Group SA	7,867	441,944
Dexia SA*(c)	47,516	18,265
Groupe Bruxelles Lambert SA	6,163	410,868
KBC Groep NV	12,143	152,933
Mobistar SA	2,290	120,006

See Notes to Schedules of Portfolio Investments.

Solvay SA	4,467	368,045
UCB SA	7,708	324,322
Umicore	8,676	357,866

		6,876,343

Cayman Islands (0.0%)(d)
Sands China Ltd.*	31,687	89,554
Wynn Macau Ltd.(c)	21,016	52,712

		142,266

Cyprus (0.0%)(d)
Bank of Cyprus Public Co. Ltd.	187,462	148,000

Denmark (1.3%)
A.P. Moller—Maersk A/S, Cl B	63	415,956
A.P. Moller—Maersk A/S, Cl A	26	162,248
Carlsberg A/S, Cl B	5,114	360,623
Coloplast A/S, Cl B	1,038	149,285
Danske Bank A/S*	31,441	399,356
DSV A/S	9,628	172,668
Novo Nordisk A/S, Cl B	19,610	2,253,513
Novozymes A/S, Cl B	10,515	324,606
Pandora A/S(c)	2,729	25,659
TDC A/S	16,870	135,294
Tryg A/S	1,149	63,819
Vestas Wind Systems A/S*	9,291	100,298
William Demant Holding A/S*	1,055	87,731

		4,651,056

Finland (0.8%)
Elisa Oyj	5,172	107,972
Fortum Oyj	15,760	336,353
Kesko Oyj, Cl B	2,446	82,183
Kone Oyj, Cl B	5,606	290,948
Metso Oyj	4,604	170,718
Neste Oil Oyj	4,731	47,791
Nokia Oyj	136,867	668,173
Nokian Renkaat Oyj	3,893	125,358
Orion Oyj, Cl B	3,384	65,915
Outokumpu Oyj(c)	4,734	31,125
Pohjola Bank PLC	5,024	48,832
Rautaruukki Oyj(c)	3,048	28,068
Sampo Oyj, Cl A	15,065	373,774
Sanoma Oyj	2,969	34,065
Stora Enso Oyj	20,953	125,504
UPM-Kymmene Oyj	18,791	206,965
Wartsila Oyj	6,026	174,077

		2,917,821

France (9.5%)
Accor SA	5,945	150,693
Aeroports de Paris	1,406	96,445
Air France-KLM*(c)	5,587	28,729
Air Liquide SA(b)	17,547	2,170,869

See Notes to Schedules of Portfolio Investments.

Air Liquide SA(a)(b)	2,545	314,861
Alcatel-Lucent*(c)	94,060	146,937
Alstom	8,268	250,721
Arkema SA	2,258	159,856
Atos Origin SA	2,047	89,839
AXA SA	69,835	907,907
BNP Paribas	39,237	1,541,249
Bouygues SA	9,675	304,845
Bureau Veritas SA	2,271	165,479
Cap Gemini SA	6,038	188,686
Carrefour SA	23,627	538,654
Casino Guichard-Perrachon SA	2,260	190,359
Christian Dior SA	2,234	264,877
CNP Assurances	5,977	74,093
Compagnie de Saint—Gobain	16,245	623,710
Compagnie Generale d’Optique Essilor International SA	8,188	578,084
Compagnie Generale de Geophysique—Veritas*	5,747	134,852
Compagnie Generale des Etablissements Michelin, Cl B	7,080	418,533
Credit Agricole SA	39,549	223,172
Danone SA	23,705	1,490,138
Dassault Systemes SA	2,410	193,169
Edenred	6,452	158,827
Eiffage SA	1,655	40,066
Electricite de France	9,764	237,577
Eramet	215	26,296
Eurazeo	1,254	44,624
European Aeronautic Defence and Space Co.	16,470	514,789
Eutelsat Communications	4,038	157,569
Fonciere Des Regions	1,129	72,476
France Telecom SA	75,968	1,193,133
GDF SUEZ	50,243	1,373,371
Gecina SA	896	75,377
Groupe Eurotunnel SA	21,289	144,930
ICADE REIT(c)	952	74,901
Iliad SA	779	96,134
Imerys	1,385	63,796
JCDecaux SA*	2,716	62,553
Klepierre	4,257	121,432
L’Oreal SA	9,732	1,016,469
Lagardere SCA	4,849	128,027
Legrand SA	7,952	255,753
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,415,910
Metropole Television SA	2,377	35,456
Natixis	35,703	89,830
Neopost SA	1,313	88,468
Pernod-Ricard SA	8,073	748,738
Peugeot SA	6,095	95,529
PPR	3,100	443,947
Publicis Groupe SA	5,038	231,769
Renault SA	7,786	270,064
Safran SA	6,635	199,269

See Notes to Schedules of Portfolio Investments.

Sanofi-Aventis	45,537	3,344,634
Schneider Electric SA	19,488	1,026,045
Scor SE	6,874	160,674
Societe BIC SA	1,179	104,526
Societe Generale	25,997	578,890
Societe Lafarge(a)(b)	12,479	438,660
Societe Television Francaise 1	4,861	47,449
Sodexo	3,818	274,102
Suez Environnement SA	10,822	124,671
Technip SA	3,946	370,878
Thales SA(c)	4,064	128,340
Total SA	85,749	4,383,737
Unibail-Rodamco	3,718	668,390
Vallourec SA	4,501	292,203
Veolia Environnement SA	14,075	154,276
Vinci SA	17,998	786,403
Vivendi SA	50,171	1,098,680
Wendel SA	1,324	88,250

		34,794,645

Germany (11.3%)
Adidas AG	12,726	827,814
Allianz SE	27,554	2,635,762
Axel Springer AG	2,453	105,419
BASF SE	55,295	3,856,669
Bayer AG	50,480	3,227,488
Bayerische Motoren Werke AG	19,825	1,328,085
Beiersdorf AG	6,180	350,493
Brenntag AG	2,063	192,109
Celesio AG	5,307	84,072
Commerzbank AG*(c)	224,661	378,870
Continental AG*	4,847	301,711
Daimler AG	55,832	2,451,079
Deutsche Bank AG	57,302	2,182,992
Deutsche Boerse AG*	12,094	634,089
Deutsche Lufthansa AG	14,179	168,556
Deutsche Post AG	51,804	796,522
Deutsche Telekom AG	172,156	1,975,237
E.ON AG	109,436	2,361,099
Fraport AG	2,257	111,003
Fresenius SE	6,885	636,952
GEA Group AG	10,395	293,964
Hannover Rueckversicherung AG	3,667	181,891
Heidelberg Cement AG	8,606	365,225
Henkel AG & Co. KGaA	8,021	388,256
Hochtief AG	2,574	148,897
Infineon Technologies AG	67,562	508,564
K+S AG	10,465	472,968
Kabel Deutschland Holding AG*	4,474	227,074
Lanxess AG	5,068	262,370
Linde AG	10,283	1,529,844
MAN SE	4,117	366,063

See Notes to Schedules of Portfolio Investments.

Merck KGaA	4,005	399,283
Metro AG	7,959	290,486
Muenchener Rueckversicherungs AG	11,564	1,418,545
RWE AG	25,610	899,907
Salzgitter AG	2,390	119,493
SAP AG	56,217	2,972,200
Siemens AG	49,865	4,771,925
Suedzucker AG	4,048	129,144
ThyssenKrupp AG	20,113	461,404
TUI AG*(c)	9,441	58,615
United Internet AG	6,871	122,721
Volkswagen AG	1,758	235,834
Wacker Chemie AG(c)	947	76,174

		41,306,868

Greece (0.6%)
Alpha Bank AE*	118,749	83,454
Coca-Cola Hellenic Bottling Co. SA*	43,048	727,079
EFG Eurobank Ergasias SA*	70,781	33,987
Hellenic Telecommunications Organization SA	56,536	204,149
National Bank of Greece SA*	206,247	435,105
OPAP SA	52,260	461,964
Public Power Corp. SA	25,366	123,769

		2,069,507

Guernsey (0.0%)(d)
Resolution Ltd.	23,371	91,246

Hong Kong (0.9%)
AIA Group Ltd.	99,881	311,863
ASM Pacific Technology Ltd.	2,540	28,502
Bank of East Asia Ltd.	20,230	76,710
BOC Hong Kong Holdings Ltd.	48,528	114,969
Cathay Pacific Airways Ltd.	14,843	25,456
Cheung Kong (Holdings) Ltd.	17,239	205,427
Cheung Kong Infrastructure Holdings Ltd.	5,854	34,107
CLP Holdings Ltd.	24,866	211,630
Esprit Holdings Ltd.	15,901	20,515
Foxconn International Holdings Ltd.*(c)	28,624	18,464
Galaxy Entertainment Group Ltd.*(c)	15,803	28,893
Hang Lung Group Ltd.	11,503	62,650
Hang Lung Properties Ltd.	31,935	90,872
Hang Seng Bank Ltd.	9,924	117,747
Henderson Land Development Co. Ltd.	14,358	71,359
Hong Kong & China Gas Co. Ltd. (The)	61,662	143,068
Hong Kong Electric Holdings Ltd.	18,200	134,626
Hong Kong Exchanges & Clearing Ltd.	13,339	214,170
Hopewell Holdings Ltd.	7,081	18,107
Hutchison Whampoa Ltd.	27,113	227,961
Hysan Development Co. Ltd.	8,257	27,110
Kerry Properties Ltd.	9,007	29,805
Li & Fung Ltd.	73,707	136,280
Lifestyle International Holdings Ltd.	7,393	16,258

See Notes to Schedules of Portfolio Investments.

Link REIT (The)	29,076	107,070
MTR Corp.	18,621	60,419
New World Development Ltd.	47,251	38,085
Newton Resources Ltd.*	391	49
Noble Group Ltd.	79,598	69,346
NWS Holdings Ltd.	16,372	24,116
Orient Overseas International Ltd.	3,031	17,698
PCCW Ltd.	52,824	18,160
Shangri-La Asia Ltd.	18,968	32,726
Sino Land Co. Ltd.	35,602	50,699
SJM Holdings Ltd.	22,210	36,032
Sun Hung Kai Properties Ltd.	17,664	221,408
Swire Pacific Ltd.	9,132	110,290
Wharf Holdings Ltd. (The)	19,197	87,005
Wheelock & Co. Ltd.	12,192	30,203
Wing Hang Bank Ltd.	2,364	19,389
Yue Yuen Industrial (Holdings) Ltd.	9,544	30,168

		3,319,412

Ireland (1.2%)
CRH PLC	99,662	1,981,249
Elan Corp. PLC*	65,674	911,185
Experian PLC	16,243	220,848
Irish Bank Resolution Corp. Ltd.*(a)(b)	8,839	—
Irish Bank Resolution Corp. Ltd.*(a)(b)(c)	143,993	—
James Hardie Industries SE	10,193	71,101
Kerry Group PLC, Cl A	20,384	746,215
Ryanair Holdings PLC*	51,193	240,313
WPP PLC	20,829	218,507

		4,389,418

Israel (0.9%)
Bank Hapoalim BM	52,298	170,439
Bank Leumi Le-Israel BM	58,969	168,814
Bezeq Israeli Telecommunication Corp. Ltd.	83,551	153,071
Cellcom Israel Ltd.	2,649	44,298
Delek Group Ltd.	232	43,661
Elbit Systems Ltd.	1,174	48,211
Israel Chemicals Ltd.	21,595	223,826
Israel Corp. Ltd. (The)	114	71,194
Israel Discount Bank Ltd., Cl A*	39,355	52,666
Mizrahi Tefahot Bank Ltd.	6,033	47,697
NICE Systems Ltd.*	3,077	104,639
Partner Communications Co. Ltd.	4,130	36,478
Teva Pharmaceutical Industries Ltd.	46,836	1,885,238
Teva Pharmaceutical Industries Ltd. SP ADR	2,786	112,443

		3,162,675

Italy (6.7%)
A2A SpA	129,105	121,394
Assicurazioni Generali SpA	139,405	2,098,342
Atlantia SpA	42,800	685,223
Autogrill SpA	13,418	130,942

See Notes to Schedules of Portfolio Investments.

Banca Carige SpA(c)	77,153	147,786
Banca Monte dei Paschi di Siena SpA	290,740	94,788
Banco Popolare Scarl(c)	212,605	275,164
Enel Green Power SpA	209,666	437,976
Enel SpA	773,851	3,148,895
Eni SpA	282,262	5,848,737
Exor SpA	7,502	150,982
Fiat Industrial SpA*	89,114	764,100
Fiat SpA	88,904	408,477
Finmeccanica SpA(c)	47,802	176,818
Intesa Sanpaolo SpA	1,205,719	2,019,290
Intesa Sanpaolo SpA—RSP	111,753	139,357
Luxottica Group SpA	13,833	388,503
Mediaset SpA	84,385	233,502
Mediobanca SpA	63,752	366,844
Parmalat SpA	36,579	62,965
Pirelli & C SpA	27,780	233,883
Prysmian SpA	23,462	291,359
Saipem SpA	31,132	1,323,612
Snam Rete Gas SpA	189,824	836,785
Telecom Italia SpA	1,119,811	1,204,381
Telecom Italia SpA	716,213	641,456
Terna SpA	142,249	479,412
UniCredit SpA(c)	160,953	1,337,373
Unione di Banche Italiane ScpA(c)	94,011	385,219

		24,433,565

Japan (25.8%)
ABC-Mart, Inc.	1,223	46,508
ADVANTEST Corp.	6,756	64,339
AEON Co. Ltd.	27,505	377,716
AEON Credit Service Co. Ltd.	3,694	58,359
AEON Mall Co. Ltd.	3,444	73,113
Air Water, Inc.	6,830	86,961
Aisin Seiki Co. Ltd.	8,717	248,475
Ajinomoto Co., Inc.	29,926	359,252
Alfresa Holdings Corp.	1,729	72,893
All Nippon Airways Co. Ltd.(c)	38,235	106,802
Amada Co. Ltd.	15,807	100,218
Aozora Bank Ltd.	25,660	70,676
Asahi Breweries Ltd.	17,721	389,093
Asahi Glass Co. Ltd.	46,262	388,271
Asahi Kasei Corp.	58,287	351,373
ASICS Corp.	6,821	76,921
Astellas Pharma, Inc.	20,529	834,816
Bank of Kyoto Ltd. (The)	14,469	124,632
Bank of Yokohama Ltd. (The)	56,660	267,952
Benesse Holdings, Inc.	3,186	154,188
Bridgestone Corp.(c)	29,386	666,215
Brother Industries Ltd.	10,998	135,028
Canon, Inc.(c)	51,905	2,299,546
Casio Computer Co. Ltd.	10,895	66,103

See Notes to Schedules of Portfolio Investments.

Central Japan Railway Co.	69	582,695
Chiba Bank Ltd. (The)	35,999	231,980
Chiyoda Corp.	7,179	73,031
Chubu Electric Power Co., Inc.	31,384	585,927
Chugai Pharmaceutical Co. Ltd.	10,263	169,206
Chugoku Bank Ltd. (The)	8,135	113,406
Chugoku Electric Power Co., Inc. (The)	13,689	239,918
Chuo Mitsui Trust Holdings, Inc.	141,910	416,677
Citizen Holdings Co. Ltd.	11,986	69,608
Coca-Cola West Co. Ltd.	2,785	48,304
Cosmo Oil Co. Ltd.	27,080	75,642
Credit Saison Co. Ltd.	6,825	136,819
Dai Nippon Printing Co. Ltd.	25,230	242,565
Dai-ichi Life Insurance Co. Ltd. (The)	414	407,169
Daicel Chemical Industries Ltd.	13,771	83,911
Daido Steel Co. Ltd.	12,950	81,263
Daihatsu Motor Co. Ltd.	8,899	158,857
Daiichi Sankyo Co. Ltd.	30,774	610,122
Daikin Industries Ltd.	10,385	284,417
Dainippon Sumitomo Pharma Co. Ltd.	7,183	81,843
Daito Trust Construction Co. Ltd.	3,363	288,370
Daiwa House Industry Co. Ltd.	22,232	265,155
Daiwa Securities Group, Inc.	77,323	241,101
DeNa Co. Ltd.	4,563	136,884
Denki Kagaku Kogyo Kabushiki Kaisha	22,384	82,882
DENSO Corp.	22,203	613,272
Dentsu, Inc.	8,119	247,779
East Japan Railway Co.	15,772	1,004,064
Eisai Co. Ltd.	11,477	474,916
Electric Power Development Co. Ltd.	5,420	144,144
Elpida Memory, Inc.*(c)	8,844	41,135
FamilyMart Co. Ltd.	2,862	115,640
FANUC Ltd.	8,624	1,319,874
Fast Retailing Co. Ltd.	2,354	428,167
Fuji Electric Holdings Co. Ltd.	25,146	68,933
Fuji Heavy Industries Ltd.	26,518	160,204
FUJIFILM Holdings Corp.	20,993	497,210
Fujitsu Ltd.	85,204	442,791
Fukuoka Financial Group, Inc.	36,254	152,138
Furukawa Electric Co. Ltd.	27,334	62,857
Gree, Inc.	4,198	144,642
GS Yuasa Corp.(c)	15,321	82,407
Gunma Bank Ltd. (The)	17,490	96,119
Hachijuni Bank Ltd. (The)	19,268	109,895
Hakuhodo DY Holdings, Inc.	1,058	60,756
Hamamatsu Photonics K.K.	3,120	109,162
Hino Motors Ltd.	11,909	72,255
Hirose Electric Co. Ltd.	1,495	131,106
Hiroshima Bank Ltd. (The)	22,713	105,642
Hisamitsu Pharmaceutical Co., Inc.	2,780	117,745
Hitachi Chemical Co. Ltd.	4,786	84,316

See Notes to Schedules of Portfolio Investments.

Hitachi Construction Machinery Co. Ltd.(c)	4,893	82,387
Hitachi High-Technologies Corp.	2,738	59,406
Hitachi Ltd.	204,314	1,072,403
Hitachi Metals Ltd.	7,549	82,091
Hokkaido Electric Power Co., Inc.	8,512	121,205
Hokuhoku Financial Group, Inc.	58,719	114,432
Hokuriku Electric Power Co.	8,246	153,950
Honda Motor Co. Ltd.	75,303	2,297,148
Hoya Corp.	19,860	427,802
Ibiden Co. Ltd.	5,534	109,429
Idemitsu Kosan Co. Ltd.	1,024	105,633
IHI Corp.	60,016	145,810
Inpex Corp.	100	630,116
Isetan Mitsukoshi Holdings Ltd.	17,183	180,157
Isuzu Motors Ltd.	55,565	256,998
ITOCHU Corp.	69,719	708,331
Itochu Techno-Solutions Corp.	1,355	60,823
Iyo Bank Ltd. (The)	11,423	112,790
J. Front Retailing Co. Ltd.	21,755	105,143
Japan Petroleum Exploration Co.	1,322	51,698
Japan Prime Realty Investment Corp. REIT	30	70,664
Japan Real Estate Investment Corp. REIT	21	163,700
Japan Retail Fund Investment Corp. REIT	72	106,639
Japan Steel Works Ltd. (The)	14,640	101,759
Japan Tobacco, Inc.	205	964,142
JFE Holdings, Inc.	21,244	384,749
JGC Corp.	9,708	233,083
Joyo Bank Ltd. (The)	29,592	130,717
JS Group Corp.	12,512	239,771
JSR Corp.	8,257	152,331
JTEKT Corp.	10,046	98,802
Jupiter Telecommunications Co. Ltd.	80	81,071
JX Holdings, Inc.	105,207	635,589
Kajima Corp.	38,502	118,052
Kamigumi Co. Ltd.	11,563	99,751
Kaneka Corp.	13,076	69,653
Kansai Electric Power Co., Inc. (The)	35,017	537,288
Kansai Paint Co. Ltd.	10,377	92,621
Kao Corp.	24,639	673,195
Kawasaki Heavy Industries Ltd.	66,674	166,317
Kawasaki Kisen Kaisha Ltd.	33,829	61,092
KDDI Corp.	134	861,764
Keikyu Corp.(c)	21,975	197,281
Keio Corp.	26,210	184,904
Keisei Electric Railway Co. Ltd.	12,824	94,301
Keyence Corp.	1,786	430,663
Kikkoman Corp.	7,267	83,461
Kinden Corp.	6,098	51,497
Kintetsu Corp.(c)	74,601	291,736
Kirin Holdings Co. Ltd.	37,518	456,241
Kobe Steel Ltd.	114,382	176,841

See Notes to Schedules of Portfolio Investments.

Koito Manufacturing Co. Ltd.	4,484	62,917
Komatsu Ltd.	43,841	1,024,684
Konami Corp.	4,216	126,255
Konica Minolta Holdings, Inc.	21,881	163,177
Kubota Corp.	53,126	445,190
Kuraray Co. Ltd.	15,602	221,959
Kurita Water Industries Ltd.	5,231	135,923
Kyocera Corp.	6,869	552,411
Kyowa Hakko Kirin Co. Ltd.(c)	12,038	147,328
Kyushu Electric Power Co., Inc.	18,861	270,038
Lawson, Inc.	2,710	169,177
Mabuchi Motor Co. Ltd.	1,173	48,843
Makita Corp.	5,200	168,289
Marubeni Corp.	76,541	466,386
Marui Group Co. Ltd.	10,294	80,244
Maruichi Steel Tube Ltd.	2,162	48,229
Mazda Motor Corp.*	70,162	123,971
McDonald’s Holdings Co. (Japan) Ltd.	3,125	84,327
Medipal Holdings Corp.	6,720	70,195
Meiji Holdings Co. Ltd.	3,208	133,163
Minebea Co. Ltd.	14,967	62,614
Miraca Holdings, Inc.	2,493	99,273
Mitsubishi Chemical Holdings Corp.	62,651	345,122
Mitsubishi Corp.	62,463	1,261,920
Mitsubishi Electric Corp.	87,740	841,264
Mitsubishi Estate Co. Ltd.	57,440	858,205
Mitsubishi Gas Chemical Co., Inc.	17,246	95,674
Mitsubishi Heavy Industries Ltd.	140,533	598,867
Mitsubishi Logistics Corp.	5,298	58,851
Mitsubishi Materials Corp.	52,417	142,330
Mitsubishi Motors Corp.*	178,041	210,494
Mitsubishi Tanabe Pharma Corp.	10,166	160,870
Mitsubishi UFJ Financial Group, Inc.	585,824	2,488,820
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,664	105,563
Mitsui & Co. Ltd.	81,269	1,263,856
Mitsui Chemicals, Inc.	37,183	113,525
Mitsui Engineering & Shipbuilding Co. Ltd.	33,576	52,347
Mitsui Fudosan Co. Ltd.	38,194	556,758
Mitsui O.S.K. Lines Ltd.	52,908	204,841
Mizuho Financial Group, Inc.	969,013	1,309,307
MS&AD Insurance Group Holdings, Inc.	25,972	481,175
Murata Manufacturing Co. Ltd.	9,386	482,287
Nabtesco Corp.	4,254	77,541
Namco Bandai Holdings, Inc.	9,003	128,197
NEC Corp.*	122,648	248,579
NGK Insulators Ltd.	11,762	139,671
NGK Spark Plug Co. Ltd.	7,568	93,899
NHK Spring Co. Ltd.	6,813	60,367
Nidec Corp.	4,939	429,283
Nikon Corp.	15,432	343,646
Nintendo Co. Ltd.	4,751	654,289

See Notes to Schedules of Portfolio Investments.

Nippon Building Fund, Inc. REIT	25	204,625
Nippon Electric Glass Co. Ltd.	17,541	173,655
Nippon Express Co. Ltd.	39,069	152,276
Nippon Meat Packers, Inc.	8,001	99,376
Nippon Paper Group, Inc.	4,520	98,657
Nippon Sheet Glass Co. Ltd.	41,197	77,074
Nippon Steel Corp.	235,450	587,325
Nippon Telegraph & Telephone Corp.	21,984	1,123,906
Nippon Yusen Kabushiki Kaisha	69,966	179,074
Nishi-Nippon City Bank Ltd. (The)	31,627	90,809
Nissan Motor Co. Ltd.	114,018	1,025,081
Nisshin Seifun Group, Inc.	8,238	99,858
Nisshin Steel Co. Ltd.	32,288	49,500
Nissin Foods Holdings Co. Ltd.	2,607	102,119
Nitori Holdings Co. Ltd.	1,712	160,590
Nitto Denko Corp.	7,646	273,575
NKSJ Holdings, Inc.	16,800	329,583
NOK Corp.	4,740	81,474
Nomura Holdings, Inc.	163,784	495,799
Nomura Real Estate Holdings, Inc.	4,259	63,412
Nomura Real Estate Office Fund, Inc. REIT	12	61,660
Nomura Research Institute Ltd.	4,608	104,169
NSK Ltd.	19,323	125,523
NTN Corp.	21,962	88,453
NTT Data Corp.	58	185,220
NTT DoCoMo, Inc.	707	1,299,734
NTT Urban Development Corp.	53	36,150
Obayashi Corp.	29,583	131,446
Odakyu Electric Railway Co. Ltd.	28,207	272,652
OJI Paper Co. Ltd.	38,651	198,352
Olympus Corp.	9,684	127,325
Omron Corp.	9,300	186,918
Ono Pharmaceutical Co. Ltd.	3,855	216,365
Oracle Corp. (Japan)	1,685	55,758
Oriental Land Co. Ltd.	2,238	236,390
ORIX Corp.	4,840	399,927
Osaka Gas Co. Ltd.	88,408	349,175
Otsuka Corp.	742	51,093
Otsuka Holdings Co. Ltd.	11,495	323,180
Panasonic Corp.	101,644	863,650
Rakuten, Inc.	333	358,223
Resona Holdings, Inc.	86,839	382,466
Ricoh Co. Ltd.	31,418	273,892
Rinnai Corp.	1,500	107,380
Rohm Co. Ltd.	4,487	209,281
Sankyo Co. Ltd.	2,448	123,879
Santen Pharmaceutical Co. Ltd.	3,465	142,706
SBI Holdings, Inc.	928	67,999
Secom Co. Ltd.	9,666	445,814
Sega Sammy Holdings, Inc.	9,930	214,546
Seiko Epson Corp.	5,956	79,161

See Notes to Schedules of Portfolio Investments.

Sekisui Chemical Co. Ltd.	19,187	158,292
Sekisui House Ltd.	25,975	230,491
Seven & I Holdings Co. Ltd.	34,458	960,276
Seven Bank Ltd.	24,000	47,083
Sharp Corp.	45,876	401,124
Shikoku Electric Power Co., Inc.	8,645	247,770
Shimadzu Corp.	10,922	92,518
Shimamura Co. Ltd.	1,030	105,315
Shimano, Inc.	3,462	168,220
Shimizu Corp.	26,779	112,376
Shin-Etsu Chemical Co. Ltd.	18,864	928,863
Shinsei Bank Ltd.	64,015	66,535
Shionogi & Co. Ltd.	13,853	177,999
Shiseido Co. Ltd.	16,403	301,549
Shizuoka Bank Ltd. (The)	27,227	286,879
Showa Denko Kabushiki Kaisha	67,496	136,798
Showa Shell Sekiyu Kabushiki Kaisha	8,669	58,454
SMC Corp.	2,415	389,688
Softbank Corp.	40,345	1,188,283
Sojitz Corp.(c)	58,690	90,738
Sony Corp.	46,395	833,024
Sony Financial Holdings, Inc.	8,201	120,825
Square Enix Holdings Co. Ltd.	2,879	56,518
Stanley Electric Co. Ltd.	6,690	98,303
Sumco Corp.*	5,301	39,188
Sumitomo Chemical Co. Ltd.	72,076	263,133
Sumitomo Corp.	52,068	704,883
Sumitomo Electric Industries Ltd.	34,185	372,184
Sumitomo Heavy Industries Ltd.	24,687	144,010
Sumitomo Metal Industries Ltd.	156,088	283,907
Sumitomo Metal Mining Co. Ltd.	23,703	304,564
Sumitomo Mitsui Financial Group, Inc.	62,216	1,733,027
Sumitomo Realty & Development Co. Ltd.	15,736	275,590
Sumitomo Rubber Industries Ltd.	7,868	94,453
Suruga Bank Ltd.	8,451	75,649
Suzuken Co. Ltd.	3,364	93,267
Suzuki Motor Corp.	15,699	324,708
Sysmex Corp.	3,332	108,570
T&D Holdings, Inc.	26,700	248,719
Taisei Corp.	47,704	120,856
Taisho Pharmaceutical Holdings Co. Ltd.*	1,600	123,477
Taiyo Nippon Sanso Corp.	12,064	84,167
Takashimaya Co. Ltd.	12,513	90,551
Takeda Pharmaceutical Co. Ltd.	36,278	1,593,084
TDK Corp.	5,768	255,540
Teijin Ltd.	42,202	129,945
Terumo Corp.	7,655	360,522
THK Co. Ltd.	5,448	107,375
Tobu Railway Co. Ltd.(c)	45,830	234,003
Toho Co. Ltd.	5,241	93,422
Toho Gas Co. Ltd.	17,843	113,591

See Notes to Schedules of Portfolio Investments.

Tohoku Electric Power Co., Inc.	21,513	206,549
Tokio Marine Holdings, Inc.	33,215	735,762
Tokyo Electric Power Co., Inc. (The)*	69,059	164,191
Tokyo Electron Ltd.	7,885	401,062
Tokyo Gas Co. Ltd.	115,103	529,381
Tokyu Corp.	51,940	255,752
Tokyu Land Corp.	18,984	71,773
TonenGeneral Sekiyu Kabushiki Kaisha	13,223	144,479
Toppan Printing Co. Ltd.	25,351	186,419
Toray Industries, Inc.	67,003	479,650
Toshiba Corp.	185,922	760,886
Tosoh Corp.	22,787	60,986
TOTO Ltd.	13,861	106,969
Toyo Seikan Kaisha Ltd.	7,173	97,852
Toyo Suisan Kaisha Ltd.	4,080	98,859
Toyoda Gosei Co. Ltd.	2,928	46,676
Toyota Boshoku Corp.	2,977	31,058
Toyota Industries Corp.	8,206	223,354
Toyota Motor Corp.	127,309	4,242,531
Toyota Tsusho Corp.	9,675	171,075
Trend Micro, Inc.	4,719	141,073
Tsumura & Co.	2,680	79,039
Ube Industries Ltd.	46,321	126,981
Uni-Charm Corp.	5,252	258,949
Ushio, Inc.	4,750	68,624
USS Co. Ltd.	1,004	90,787
West Japan Railway Co.	7,800	338,976
Yahoo Japan Corp.	667	214,823
Yakult Honsha Co. Ltd.	4,410	138,941
Yamada Denki Co. Ltd.	3,699	251,822
Yamaguchi Financial Group, Inc.	9,991	95,406
Yamaha Corp.	7,211	66,142
Yamaha Motor Co. Ltd.	12,618	159,672
Yamato Holdings Co. Ltd.	18,493	311,620
Yamato Kogyo Co. Ltd.	1,865	53,549
Yamazaki Baking Co. Ltd.	5,602	73,582
Yaskawa Electric Corp.	10,063	85,634
Yokogawa Electric Corp.*	9,582	86,521

		93,887,905

Jersey (0.2%)
Petrofac Ltd.	4,293	96,072
Randgold Resources Ltd.	1,510	154,420
Shire PLC	9,431	328,517

		579,009

Luxembourg (0.6%)
ArcelorMittal	34,698	634,548
Millicom International Cellular SA	1,716	171,923
SES	12,134	291,239
Tenaris SA	55,946	1,033,988

		2,131,698

See Notes to Schedules of Portfolio Investments.

Mauritius (0.0%)(d)
Essar Energy PLC*	5,378	14,315
Golden Agri-Resources Ltd.	140,525	77,465

		91,780

Netherlands (3.3%)
Aegon NV*	85,347	342,538
Akzo Nobel NV	11,451	553,692
ASML Holding NV	21,349	897,315
Corio NV REIT	2,939	127,827
Delta Lloyd NV	4,966	83,554
Fugro NV	3,317	192,735
Heineken Holding NV	5,757	235,601
Heineken NV	12,920	598,136
ING Groep NV*	189,747	1,365,426
Koninklijke Ahold NV	59,918	806,896
Koninklijke Boskalis Westminster NV	3,497	128,493
Koninklijke DSM NV	7,624	353,745
Koninklijke KPN NV	78,105	934,553
Koninklijke Philips Electronics NV	49,414	1,041,173
Koninklijke Vopak NV	3,494	184,615
QIAGEN NV*	14,357	197,894
Randstad Holding NV	5,837	172,697
Reed Elsevier NV	33,895	395,125
SBM Offshore NV	7,991	164,650
TNT Express NV*	18,055	134,925
TNT NV	18,356	58,443
Unilever NV	80,960	2,784,071
Wolters Kluwer NV	14,875	257,110

		12,011,214

New Zealand (0.7%)
Auckland International Airport Ltd.	174,238	341,779
Chorus Ltd.*	78,083	189,633
Contact Energy Ltd.*	66,546	272,983
Fletcher Building Ltd.	135,805	649,063
Sky City Entertainment Group Ltd.	109,173	292,332
Telecom Corp. of New Zealand Ltd.	389,344	627,345

		2,373,135

Norway (1.7%)
Aker Solutions ASA	12,083	127,177
DnB NOR ASA	71,766	702,559
Gjensidige Forsikring ASA	14,665	169,923
Kvaerner ASA*	12,083	19,698
Norsk Hydro ASA	68,219	316,409
Orkla ASA	56,329	420,524
Renewable Energy Corp. ASA*(c)	37,370	20,744
Seadrill Ltd.	22,558	754,341
StatoilHydro ASA	84,788	2,176,105
Telenor ASA	57,916	949,958

See Notes to Schedules of Portfolio Investments.

Yara International ASA	14,286	573,270

		6,230,708

Portugal (0.8%)
Banco Comercial Portugues SA*(c)	435,716	76,694
Banco Espirito Santo SA(c)	71,753	125,370
CIMPOR-Cimentos de Portugal SGPS SA	26,560	182,773
EDP—Energias de Portugal SA	260,917	807,421
Galp Energia SGPS SA	32,395	477,132
Jeronimo Martins SGPS SA*	29,815	493,542
Portugal Telecom SGPS SA(c)	95,509	550,076

		2,713,008

Singapore (0.8%)
Ascendas REIT	36,653	51,714
CapitaLand Ltd.	53,395	90,978
CapitaMall Trust REIT	39,901	52,297
CapitaMalls Asia Ltd.	27,618	24,061
City Developments Ltd.	10,673	73,235
ComfortDelGro Corp. Ltd.	39,404	42,987
Cosco Corp. (Singapore) Ltd.(c)	21,348	14,402
DBS Group Holdings Ltd.	36,475	323,960
Fraser and Neave Ltd.	18,484	88,355
Genting Singapore PLC*	126,031	146,723
Global Logistic Properties Ltd.*	38,512	52,109
Jardine Cycle & Carriage Ltd.	2,240	83,103
Keppel Corp. Ltd.	29,216	209,482
Keppel Land Ltd.	14,331	24,529
Neptune Orient Lines Ltd.	18,505	16,050
Olam International Ltd.	27,369	44,945
Oversea-Chinese Banking Corp. Ltd.	53,697	324,157
SembCorp Industries Ltd.	20,678	64,566
SembCorp Marine Ltd.	16,764	49,372
Singapore Airlines Ltd.	11,241	88,053
Singapore Exchange Ltd.	17,207	81,322
Singapore Press Holdings Ltd.	32,433	92,269
Singapore Technologies Engineering Ltd.	32,124	66,623
Singapore Telecommunications Ltd.	166,345	396,289
StarHub Ltd.	12,593	28,253
United Overseas Bank Ltd.	25,857	304,411
UOL Group Ltd.	9,866	30,426
Wilmar International Ltd.	39,895	153,791
Yangzijiang Shipbuilding Holdings Ltd.	39,380	27,629

		3,046,091

Spain (5.4%)
Abertis Infraestructuras SA	24,005	383,385
Acciona SA	1,631	140,862
Acerinox SA(c)	6,481	83,125
Actividades de Construccion y Servicios SA(c)	9,108	269,946
Amadeus IT Holding SA, Cl A	15,862	257,336
Banco Bilbao Vizcaya Argentaria SA	277,716	2,401,020
Banco de Sabadell SA(c)	72,654	275,891

See Notes to Schedules of Portfolio Investments.

Banco Popular Espanol SA(c)	62,642	285,382
Banco Santander SA	549,212	4,172,501
Bankinter SA(c)	13,615	83,701
Criteria Caixacorp SA	54,976	270,025
Distribuidora Internacional de Alimentacion SA*	23,627	106,875
EDP Renovaveis SA*	29,144	178,338
Enagas	11,548	213,578
Ferrovial SA	23,705	286,093
Fomento de Construcciones y Contratas SA(c)	3,321	86,136
Gas Natural SDG SA(c)	20,641	354,370
Grifols SA*	9,000	151,427
Iberdrola SA	261,927	1,640,417
Inditex SA	14,196	1,162,655
Indra Sistemas SA(c)	6,436	81,940
Mapfre SA	48,534	154,211
Mediaset Espana Comunication SA	10,818	61,745
Red Electrica Corporacion SA(c)	6,963	297,977
Repsol YPF SA(c)	51,265	1,574,811
Telefonica SA	266,646	4,619,253
Zardoya Otis SA	9,131	125,269

		19,718,269

Sweden (1.7%)
Alfa Laval AB	7,568	143,397
Assa Abloy AB, Cl B	6,962	174,605
Atlas Copco AB, Cl A	14,966	321,847
Atlas Copco AB, Cl B	8,691	165,181
Boliden AB	6,253	91,314
Electrolux AB, Cl B	5,502	87,702
Getinge AB	4,466	113,174
Hennes & Mauritz AB, Cl B	23,182	745,443
Hexagon AB, Cl B	5,699	85,211
Holmen AB	1,180	33,898
Husqvarna AB, Cl B	10,044	46,279
Industrivarden AB, C SHS	2,638	31,470
Investor AB, Cl B	10,203	190,360
Kinnevik Investment AB, Cl B	4,652	90,647
Modern Times Group AB, Cl B	1,086	51,885
Nordea Bank AB	59,612	461,249
Ratos AB, B Shares	4,328	50,782
Sandvik AB	22,710	278,676
Scania AB	7,154	106,031
Securitas AB, Cl B	7,060	60,936
Skandinaviska Enskilda Banken AB, Cl A	31,871	185,658
Skanska AB, Cl B	9,013	149,299
SKF AB, Cl B	8,748	185,077
SSAB AB, A Shares	3,556	31,338
Svenska Cellulosa AB, Cl B	13,055	193,490
Svenska Handelsbanken AB, Cl A	11,116	292,354
Swedbank AB, Cl A	18,255	236,475
Swedish Match AB	5,013	177,952
Tele2 AB, Cl B	7,144	138,997

See Notes to Schedules of Portfolio Investments.

Telefonaktiebolaget LM Ericsson, Cl B	66,926	684,620
TeliaSonera AB	48,973	332,818
Volvo AB, Cl B	30,825	337,272

		6,275,437

Switzerland (2.4%)
ABB Ltd.*	21,393	402,670
Actelion Ltd.*	1,090	37,424
Adecco SA*	1,299	54,419
Aryzta AG	844	40,794
Baloise Holding AG	470	32,224
Compagnie Financiere Richemont SA, Cl A	5,160	260,994
Credit Suisse Group AG*	11,231	263,886
GAM Holding AG*	2,109	22,902
Geberit AG*	385	74,188
Givaudan SA*	84	80,038
Glencore International PLC	13,803	84,029
Holcim Ltd.*	2,424	129,677
Julius Baer Group Ltd.*	2,056	80,419
Kuehne + Nagel International AG	531	59,641
Lindt & Spruengli AG PC	9	26,771
Lindt & Spruengli AG RS	1	33,419
Lonza Group AG*	498	29,425
Nestle SA	34,510	1,983,967
Novartis AG	23,223	1,327,664
Pargesa Holding SA	266	17,416
Roche Holding AG	7,007	1,187,602
Schindler Holding AG PC	476	55,440
Schindler Holding AG RS	211	24,508
SGS SA	54	89,396
Sika AG	21	39,572
Sonova Holding AG*	489	51,149
STMicroelectronics NV	25,965	154,282
Straumann Holding AG	78	13,461
Sulzer AG	237	25,332
Swatch Group AG (The) BS	307	114,884
Swatch Group AG (The) RS	432	28,791
Swiss Life Holding AG*	300	27,595
Swiss Re Ltd.*	3,477	177,200
Swisscom AG	233	88,284
Syngenta AG*	921	269,642
Synthes, Inc.(e)	645	108,152
Transocean Ltd.	3,100	119,703
UBS AG*	35,887	427,144
Xstrata PLC	34,198	519,411
Zurich Financial Services AG*	1,436	324,870

		8,888,385

United Kingdom (9.7%)
3i Group PLC	16,376	46,032
Admiral Group PLC	3,357	44,418
Aggreko PLC	4,399	137,794

See Notes to Schedules of Portfolio Investments.

AMEC PLC	5,458	76,922
Anglo American PLC	21,619	798,733
Antofagasta PLC	6,440	121,516
ARM Holdings PLC	22,484	206,713
Associated British Foods PLC	5,949	102,273
AstraZeneca PLC	23,183	1,071,095
Aviva PLC	46,447	216,974
Babcock International Group PLC	5,962	68,100
BAE Systems PLC	57,095	252,794
Balfour Beatty PLC	11,196	46,042
Barclays PLC	196,015	535,916
BG Group PLC	55,893	1,194,827
BHP Billiton PLC	36,051	1,051,160
BP PLC	310,404	2,219,874
British American Tobacco PLC	33,076	1,569,520
British Land Co. PLC (The) REIT	14,054	100,945
British Sky Broadcasting Group PLC	19,004	216,184
BT Group PLC	129,008	382,467
Bunzl PLC	5,471	75,109
Burberry Group PLC	7,128	131,177
Cairn Energy PLC*	23,268	95,867
Capita Group PLC	10,356	101,081
Capital Shopping Centres Group PLC REIT	9,252	44,872
Carnival PLC	3,051	100,734
Centrica PLC	84,935	381,598
Cobham PLC	19,162	54,577
Compass Group PLC	30,904	293,243
Diageo PLC	41,144	898,706
Eurasian Natural Resources Corp.	4,317	42,606
Fresnillo PLC	2,950	69,957
G4S PLC	23,657	99,857
GlaxoSmithKline PLC	86,741	1,982,240
Hammerson PLC REIT	11,715	65,496
Home Retail Group PLC	15,785	20,445
HSBC Holdings PLC	293,794	2,240,475
ICAP PLC	9,354	50,393
Imperial Tobacco Group PLC	17,271	653,112
Inmarsat PLC	7,777	48,878
InterContinental Hotels Group PLC	4,799	86,229
International Consolidated Airlines Group SA*	60,729	136,761
International Power PLC	25,238	132,164
Intertek Group PLC	2,661	84,097
Invensys PLC	13,505	44,254
Investec PLC	8,040	42,328
ITV PLC	62,227	65,859
J Sainsbury PLC	20,528	96,564
Johnson Matthey PLC	3,538	100,879
Kazakhmys PLC	3,542	50,992
Kingfisher PLC	39,561	154,026
Land Securities Group PLC REIT	12,699	125,330
Legal & General Group PLC	97,050	154,939

See Notes to Schedules of Portfolio Investments.

Lloyds Banking Group PLC*	695,671	279,872
London Stock Exchange Group PLC	2,496	30,817
Lonmin PLC	2,694	41,001
Man Group PLC	31,645	61,775
Marks & Spencer Group PLC	26,802	129,449
National Grid PLC	58,151	564,428
Next PLC	3,020	128,367
Old Mutual PLC	89,922	189,224
Pearson PLC	13,323	250,357
Prudential PLC	42,026	416,726
Reckitt Benckiser Group PLC	10,222	504,818
Reed Elsevier PLC	20,281	163,466
Rexam PLC	14,565	79,801
Rio Tinto PLC	23,913	1,160,528
Rolls-Royce Holdings PLC*	31,193	361,625
Royal Bank of Scotland Group PLC (The)*	295,941	92,747
Royal Dutch Shell PLC, Cl A	59,013	2,172,955
Royal Dutch Shell PLC, Cl B	44,536	1,697,295
RSA Insurance Group PLC	58,303	95,253
SABMiller PLC	15,722	553,395
Sage Group PLC (The)	21,779	99,507
Schroders PLC	1,909	38,956
Scottish & Southern Energy PLC	15,299	306,733
Segro PLC	12,314	39,873
Serco Group PLC	8,303	61,120
Severn Trent PLC	3,930	91,305
Smith & Nephew PLC	14,857	144,321
Smiths Group PLC	6,650	94,496
Standard Chartered PLC	39,134	856,321
Standard Life PLC	37,936	121,541
Subsea 7 SA*	20,575	381,856
Tesco PLC	134,433	842,301
TUI Travel PLC	8,590	22,118
Tullow Oil PLC	14,605	317,996
Unilever PLC	21,472	721,274
United Utilities Group PLC	11,263	105,998
Vedanta Resources PLC	1,982	31,242
Vodafone Group PLC	867,837	2,411,126
Weir Group PLC (The)	3,364	106,158
Whitbread PLC	2,928	71,118
WM Morrison Supermarkets PLC	37,666	190,812
Wolseley PLC	4,605	152,471

		35,367,686

Total Common Stocks (Cost $266,126,410)		345,098,500

Preferred Stocks (1.0%)
Germany (1.0%)
Bayerische Motoren Werke AG, 3.44%	3,180	150,430
Fresenius Medical Care AG, 1.38%	11,902	808,719
Henkel AG & Co. KGaA, 1.56%	10,837	625,410
Porsche Automobil Holding SE, 1.19%	9,263	495,730

See Notes to Schedules of Portfolio Investments.

ProSiebenSat.1 Media AG, 7.69%	4,656	85,057
RWE AG, 12.94%	2,394	78,809
Volkswagen AG, 1.84%	8,670	1,298,848

		3,543,003

Total Preferred Stocks (Cost $1,906,922)		3,543,003

Rights—Foreign (0.0%)(d)
Austria (0.0%)
IMMOEAST AG*(a)(b)(f)	175,419	—

Total Rights—Foreign (Cost $—)		—

Exchange Traded Funds (3.3%)
iShares MSCI Australia Index Fund(c)	18,473	396,061
iShares MSCI Austria Investable Market Index Fund(c)	8,995	127,909
iShares MSCI Belgium Investable Market Index Fund	10,909	115,527
iShares MSCI EAFE Index Fund	73,908	3,660,663
iShares MSCI EMU Index Fund(c)	102,599	2,862,512
iShares MSCI Germany Index Fund	27,028	519,478
iShares MSCI Italy Index Fund(c)	47,309	567,235
iShares MSCI Japan Index Fund(c)	286,859	2,613,286
iShares MSCI Netherlands Investable Market Index Fund	4,299	74,072
iShares MSCI Singapore Index Fund	5,728	62,034
iShares MSCI Spain Index Fund(c)	8,348	252,694
iShares MSCI Sweden Index Fund	5,202	130,778
iShares MSCI United Kingdom Index Fund(c)	29,870	482,699

Total Exchange Traded Funds (Cost $12,427,175)		11,864,948

Units (0.0%)(d)
Singapore (0.0%)
Hutchison Port Holdings Trust	112,590	69,806

Total Units (Cost $93,610)		69,806

Short-Term Investment (3.9%)
RidgeWorth Funds Securities Lending Joint Account(g)	14,307,075	14,307,075

Total Short-Term Investment (Cost $14,307,075)		14,307,075

Money Market Fund (0.1%)
United States (0.1%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(h)	548,112	548,112

Total Money Market Fund (Cost $548,112)		548,112

Total Investments (Cost $295,409,304) — 103.0%		375,431,444

Liabilities in excess of other assets — (3.0)%		(10,862,602)

Net Assets — 100.0%		$364,568,842

*	Non-income producing security.
(a)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees (See Notes to Schedules of Portfolio Investments).
(b)	Valued at fair value using procedures approved by the Board of Trustees (See Notes to Schedules of Portfolio Investments).

See Notes to Schedules of Portfolio Investments.

(c)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $13,494,113.
(d)	Less than 0.05% of Net Assets.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent less than 0.05% of net assets as of December 31, 2011.
(f)	Escrowed rights that are not tradable.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(h)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

BS	— Bearer Shares

PC	— Participation Certificate

PPS	— Partially Protected Shares

REIT	— Real Estate Investment Trust

RS	— Registered Shares

RSP	— Retirement Savings Plan

SP ADR	— Sponsored American Depositary Receipt

The investment concentrations for the International Equity Index Fund as a percentage of total investments by sector, as of December 31, 2011, were as follows:

Financials	18.8%
Industrials	12.3
Consumer Discretionary	10.6
Materials	9.4
Consumer Staples	8.9
Energy	8.2
Health Care	7.6
Telecommunication Services	6.3
Utilities	5.6
Information Technology	5.2
Short-Term Investments	3.8
Exchange Traded Funds	3.2
Money Market Fund	0.1

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Large Cap Core Growth Stock Fund

	Shares	Value($)
Common Stocks (100.1%)
Consumer Discretionary (13.4%)
BorgWarner, Inc.*	12,416	791,396
CBS Corp., Cl B	52,018	1,411,769
Coach, Inc.	21,885	1,335,860
DIRECTV, Cl A*	4,736	202,511
Las Vegas Sands Corp.*	31,346	1,339,415
Limited Brands, Inc.	2,878	116,127
Macy’s, Inc.	46,080	1,482,854
McDonald’s Corp.	15,819	1,587,120
Priceline.com, Inc.*	2,218	1,037,381
Ross Stores, Inc.	31,018	1,474,286

		10,778,719

Consumer Staples (15.0%)
Colgate-Palmolive Co.	12,152	1,122,723
Costco Wholesale Corp.	19,418	1,617,908
Hansen Natural Corp.*	16,448	1,515,519
Kraft Foods, Inc., Cl A	41,219	1,539,942
Mead Johnson Nutrition Co.	20,972	1,441,406
Philip Morris International, Inc.	26,225	2,058,138
Wal-Mart Stores, Inc.	17,396	1,039,585
Walgreen Co.	2,680	88,601
Whole Foods Market, Inc.	23,013	1,601,244

		12,025,066

Energy (9.9%)
Apache Corp.	14,458	1,309,606
Chevron Corp.	21,719	2,310,902
Exxon Mobil Corp.	714	60,519
Halliburton Co.	34,744	1,199,015
National Oilwell Varco, Inc.	22,828	1,552,076
Occidental Petroleum Corp.	15,802	1,480,647

		7,912,765

Financials (10.0%)
Ameriprise Financial, Inc.	23,283	1,155,768
Capital One Financial Corp.	38,222	1,616,409
Discover Financial Services	61,841	1,484,184
Goldman Sachs Group, Inc. (The)	12,577	1,137,338
JPMorgan Chase & Co.	37,556	1,248,737
Moody’s Corp.	35,901	1,209,146
NASDAQ OMX Group, Inc. (The)*	7,834	192,011

		8,043,593

Health Care (14.2%)
Agilent Technologies, Inc.*	1,923	67,170

See Notes to Schedules of Portfolio Investments.

Allergan, Inc.	17,025	1,493,773
AmerisourceBergen Corp.	35,191	1,308,753
Baxter International, Inc.	25,882	1,280,641
Cerner Corp.*	16,232	994,210
Eli Lilly & Co.	12,907	536,415
Humana, Inc.	15,608	1,367,417
Mylan, Inc.*	82,733	1,775,450
Pfizer, Inc.	24,915	539,161
UnitedHealth Group, Inc.	36,864	1,868,268
WellPoint, Inc.	2,847	188,614

		11,419,872

Industrials (10.6%)
Avery Dennison Corp.	2,958	84,836
Boeing Co. (The)	21,221	1,556,560
Caterpillar, Inc.	11,918	1,079,771
CNH Global NV NYS*	3,171	114,124
Cummins, Inc.	12,402	1,091,624
Danaher Corp.	22,827	1,073,782
Deere & Co.	14,116	1,091,873
Fluor Corp.	3,449	173,312
Joy Global, Inc.	14,128	1,059,176
Norfolk Southern Corp.	16,521	1,203,720

		8,528,778

Information Technology (24.7%)
Accenture PLC, Cl A	8,304	442,022
Altera Corp.	33,420	1,239,882
Analog Devices, Inc.	30,404	1,087,855
Apple, Inc.*	7,646	3,096,630
ARM Holdings PLC SP ADR	41,954	1,160,867
Baidu, Inc. SP ADR*	8,972	1,044,969
Dell, Inc.*	68,591	1,003,486
Google, Inc., Cl A*	2,476	1,599,248
International Business Machines Corp.	13,777	2,533,315
MasterCard, Inc., CL A	3,940	1,468,911
Microsoft Corp.	53,413	1,386,602
NetApp, Inc.*	29,451	1,068,188
Oracle Corp.	49,799	1,277,344
QUALCOMM, Inc.	26,430	1,445,721
STMicroelectronics NV NYS	4,408	26,139

		19,881,179

Materials (2.3%)
E.I. du Pont de Nemours & Co.	31,946	1,462,488
Freeport-McMoRan Copper & Gold, Inc.	5,267	193,773
International Paper Co.	5,607	165,967

		1,822,228

Total Common Stocks (Cost $73,150,877)		80,412,200

See Notes to Schedules of Portfolio Investments.

Money Market Fund (0.0%)(b)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	28,605	28,605

Total Money Market Fund (Cost $28,605)		28,605

Total Investments (Cost $73,179,482) — 100.1%		80,440,805

Liabilities in excess of other assets — (0.1)%		(83,603)

Net Assets — 100.0%		$80,357,202

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.
(b)	Less than 0.05% of Net Assets.

Investment	Abbreviations

NYS	— New York Registered Shares

SP ADR	— Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Large Cap Growth Stock Fund

	Shares or Principal Amount($)	Value($)
Common Stocks (99.9%)
Consumer Discretionary (13.5%)
Amazon.com, Inc.*	31,029	5,371,120
Bed Bath & Beyond, Inc.*	61,882	3,587,300
BorgWarner, Inc.*	51,449	3,279,359
Coach, Inc.	83,253	5,081,763
Las Vegas Sands Corp.*	94,351	4,031,618
Macy’s, Inc.	113,978	3,667,812
Priceline.com, Inc.*	7,494	3,505,019
Scripps Networks Interactive, Inc., Cl A	87,837	3,726,046
Viacom, Inc., Cl B	58,423	2,652,988
Yum! Brands, Inc.	78,191	4,614,051

		39,517,076

Consumer Staples (9.4%)
Colgate-Palmolive Co.	51,975	4,801,970
Estee Lauder Cos., Inc. (The), Cl A	39,937	4,485,724
Green Mountain Coffee Roasters, Inc.*(a)	45,867	2,057,135
Hansen Natural Corp.*	48,739	4,490,811
Philip Morris International, Inc.	148,026	11,617,081

		27,452,721

Energy (10.5%)
Cameron International Corp.*	97,558	4,798,878
EOG Resources, Inc.	36,583	3,603,791
Halliburton Co.	120,890	4,171,914
National Oilwell Varco, Inc.	53,937	3,667,177
Occidental Petroleum Corp.	43,588	4,084,195
Peabody Energy Corp.	64,951	2,150,528
Schlumberger Ltd.	118,682	8,107,167

		30,583,650

Financials (3.9%)
Capital One Financial Corp.	77,939	3,296,040
Goldman Sachs Group, Inc. (The)	14,142	1,278,861
Hartford Financial Services Group, Inc. (The)	161,287	2,620,914
T. Rowe Price Group, Inc.	71,311	4,061,162

		11,256,977

Health Care (12.2%)
Alexion Pharmaceuticals, Inc.*	88,496	6,327,464
Allergan, Inc.	69,372	6,086,699
Biogen Idec, Inc.*	32,990	3,630,550
Cerner Corp.*	61,878	3,790,027
Express Scripts, Inc.*	72,282	3,230,283

See Notes to Schedules of Portfolio Investments.

Hospira, Inc.*	56,998	1,731,029
Intuitive Surgical, Inc.*	14,929	6,912,276
Mylan, Inc.*	186,895	4,010,767

		35,719,095

Industrials (13.7%)
BE Aerospace, Inc.*	87,062	3,370,170
Dover Corp.	63,723	3,699,120
Fluor Corp.	65,298	3,281,224
Honeywell International, Inc.	125,745	6,834,241
J.B. Hunt Transport Services, Inc.	104,280	4,699,900
Joy Global, Inc.	35,021	2,625,524
Precision Castparts Corp.	32,751	5,397,037
Union Pacific Corp.	35,622	3,773,795
United Parcel Service, Inc., Cl B	84,779	6,204,975

		39,885,986

Information Technology (32.9%)
Analog Devices, Inc.	104,898	3,753,250
Apple, Inc.*	55,058	22,298,490
ARM Holdings PLC SP ADR	184,499	5,105,087
ASML Holding NV NYS	81,556	3,408,225
Baidu, Inc. SP ADR*	31,989	3,725,759
Broadcom Corp., Cl A*	107,547	3,157,580
EMC Corp.*	262,190	5,647,573
F5 Networks, Inc.*	39,997	4,244,482
Google, Inc., Cl A*	19,532	12,615,719
Juniper Networks, Inc.*	136,524	2,786,455
NetApp, Inc.*	112,362	4,075,370
Oracle Corp.	314,614	8,069,849
QUALCOMM, Inc.	135,110	7,390,517
Salesforce.com, Inc.*	32,444	3,291,768
VeriFone Systems, Inc.*	39,315	1,396,469
Visa, Inc., Cl A	50,436	5,120,767

		96,087,360

Materials (3.8%)
International Paper Co.	155,719	4,609,282
Praxair, Inc.	61,150	6,536,935

		11,146,217

Total Common Stocks (Cost $190,741,716)		291,649,082

Short-Term Investment (0.7%)
RidgeWorth Funds Securities Lending Joint Account(b)	2,092,063	2,092,063

Total Short-Term Investment (Cost $2,092,063)		2,092,063

Money Market Fund (0.1%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	176,886	176,886

Total Money Market Fund (Cost $176,886)		176,886

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $193,010,665) — 100.7%	293,918,031

Liabilities in excess of other assets — (0.7)%	(2,131,476)

Net Assets — 100.0%	$291,786,555

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $2,046,865.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

NYS       — New York Registered Shares

SP ADR — Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks (96.9%)
Consumer Discretionary (7.8%)
Comcast Corp., Cl A	1,569,101	37,203,385
Honda Motor Co. Ltd. SP ADR	1,285,800	39,281,190
International Game Technology	900,700	15,492,040
Johnson Controls, Inc.	378,900	11,844,414
Lowe’s Cos., Inc.	1,102,900	27,991,602
Walt Disney Co. (The)	508,250	19,059,375

		150,872,006

Consumer Staples (8.7%)
Avon Products, Inc.	1,151,650	20,119,325
ConAgra Foods, Inc.	1,075,974	28,405,713
CVS Caremark Corp.	489,800	19,974,044
Kraft Foods, Inc., Cl A	519,199	19,397,275
PepsiCo, Inc.	427,759	28,381,810
Procter & Gamble Co. (The)	783,200	52,247,272

		168,525,439

Energy (11.6%)
Baker Hughes, Inc.	705,350	34,308,224
Chevron Corp.	321,050	34,159,720
ConocoPhillips	674,207	49,129,464
Murphy Oil Corp.	482,400	26,888,976
National Oilwell Varco, Inc.	140,800	9,572,992
Occidental Petroleum Corp.	476,700	44,666,790
QEP Resources, Inc.	845,008	24,758,734

		223,484,900

Financials (16.2%)
Citigroup, Inc.	382,260	10,057,261
Comerica, Inc.	610,500	15,750,900
Franklin Resources, Inc.	119,300	11,459,958
General Growth Properties, Inc., REIT	648,657	9,742,828
JPMorgan Chase & Co.	1,648,816	54,823,132
MetLife, Inc.	641,500	20,001,970
Northern Trust Corp.	580,500	23,022,630
Prudential Financial, Inc.	395,951	19,845,064
Realty Income Corp., REIT	546,000	19,088,160
Travelers Cos., Inc. (The)	646,300	38,241,571
U.S. Bancorp	1,287,500	34,826,875
Wells Fargo & Co.	2,051,300	56,533,828

		313,394,177

Health Care (13.8%)
Baxter International, Inc.	759,450	37,577,586
Becton Dickinson and Co.	261,700	19,554,224

See Notes to Schedules of Portfolio Investments.

CIGNA Corp.	915,500	38,451,000
Johnson & Johnson	801,900	52,588,602
Medtronic, Inc.	1,041,250	39,827,813
Merck & Co., Inc.	1,036,150	39,062,855
Pfizer, Inc.	1,764,400	38,181,616

		265,243,696

Industrials (15.2%)
ABB Ltd. SP ADR*	1,098,100	20,677,223
Cummins, Inc.	173,700	15,289,074
Dover Corp.	712,600	41,366,430
Eaton Corp.	447,300	19,470,969
Emerson Electric Co.	556,050	25,906,369
Flowserve Corp.	113,377	11,260,604
General Electric Co.	3,221,000	57,688,110
Ingersoll-Rand PLC	1,099,300	33,495,671
Republic Services, Inc.	679,998	18,733,945
Union Pacific Corp.	145,450	15,408,973
United Parcel Service, Inc., Cl B	457,536	33,487,060

		292,784,428

Information Technology (11.0%)
Broadcom Corp., Cl A*	527,800	15,496,208
Cisco Systems, Inc.	1,859,400	33,617,952
Corning, Inc.	1,141,300	14,814,074
Harris Corp.	497,125	17,916,385
Hewlett-Packard Co.	1,033,000	26,610,080
Microsoft Corp.	1,312,500	34,072,500
Texas Instruments, Inc.	1,501,000	43,694,110
Xerox Corp.	3,336,850	26,561,326

		212,782,635

Materials (1.9%)
Airgas, Inc.	182,868	14,278,333
Ashland, Inc.	388,050	22,180,938

		36,459,271

Telecommunication Services (4.3%)
AT&T, Inc.	1,619,450	48,972,168
Windstream Corp.	2,833,350	33,263,529

		82,235,697

Utilities (6.4%)
NextEra Energy, Inc.	631,500	38,445,720
PG&E Corp.	941,326	38,801,458
PPL Corp.	1,550,350	45,611,297

		122,858,475

Total Common Stocks (Cost $1,752,640,271)		1,868,640,724

Money Market Fund (4.4%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	84,324,635	84,324,635

Total Money Market Fund (Cost $84,324,635)		84,324,635

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $1,836,964,906) — 101.3%	1,952,965,359

Liabilities in excess of other assets — (1.3)%	(25,048,335)

Net Assets — 100.0%	$1,927,917,024

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

REIT       — Real Estate Investment Trust

SP ADR  — Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Mid-Cap Value Equity Fund

	Shares or Principal Amount($)	Value($)
Common Stocks (97.2%)
Consumer Discretionary (11.4%)
Arcos Dorados Holdings, Inc., Cl A(a)	581,300	11,934,089
Cablevision Systems Corp., Cl A	1,035,000	14,717,700
Cooper Tire & Rubber Co.	1,807,794	25,327,194
Darden Restaurants, Inc.	212,500	9,685,750
Hasbro, Inc.	536,300	17,102,607
International Game Technology	1,297,200	22,311,840
Johnson Controls, Inc.	637,400	19,925,124
M.D.C. Holdings, Inc.	1,285,700	22,666,891
RadioShack Corp.	1,449,600	14,075,616
Time Warner Cable, Inc., Cl A	610,800	38,828,556
Whirlpool Corp.	438,000	20,783,100

		217,358,467

Consumer Staples (5.2%)
Avon Products, Inc.	1,740,200	30,401,294
Clorox Co. (The)	322,400	21,458,944
ConAgra Foods, Inc.	1,372,500	36,234,000
Molson Coors Brewing Co., Cl B	228,800	9,961,952

		98,056,190

Energy (10.0%)
Arch Coal, Inc.	1,376,200	19,968,662
Baker Hughes, Inc.	622,600	30,283,264
Marathon Petroleum Corp.	348,800	11,611,552
Murphy Oil Corp.	512,000	28,538,880
Noble Energy, Inc.	184,100	17,377,199
QEP Resources, Inc.	1,391,900	40,782,670
Tidewater, Inc.	867,200	42,752,960

		191,315,187

Financials (22.8%)
AllianceBernstein Holding LP(a)	1,485,572	19,431,281
Allstate Corp. (The)	798,200	21,878,662
American Campus Communities, Inc., REIT	340,700	14,295,772
Assurant, Inc.	434,100	17,824,146
Comerica, Inc.	1,099,900	28,377,420
Fifth Third Bancorp	2,801,500	35,635,080
Hancock Holding Co.	1,031,100	32,964,267
Hanover Insurance Group, Inc. (The)	1,061,900	37,113,405
Host Hotels & Resorts, Inc., REIT	649,100	9,587,207
Lazard Ltd., Cl A	2,389,600	62,392,456
MB Financial, Inc.	1,918,598	32,808,026

See Notes to Schedules of Portfolio Investments.

National Retail Properties, Inc., REIT	573,500	15,128,930
Northern Trust Corp.	495,000	19,631,700
PartnerRe Ltd.	575,200	36,933,592
Realty Income Corp., REIT(a)	757,600	26,485,696
Weyerhaeuser Co., REIT	1,282,300	23,940,541

		434,428,181

Health Care (8.9%)
Becton Dickinson and Co.	276,800	20,682,496
CIGNA Corp.	1,126,600	47,317,200
Cooper Cos., Inc. (The)	284,100	20,034,732
St Jude Medical, Inc.	1,348,100	46,239,830
STERIS Corp.	1,183,400	35,288,988

		169,563,246

Industrials (10.8%)
Bombardier, Inc., Cl B	4,771,500	18,856,968
Dover Corp.	395,200	22,941,360
Flowserve Corp.	181,600	18,036,512
Ingersoll-Rand PLC	866,000	26,387,020
Interface, Inc., Cl A	1,728,185	19,943,255
Parker Hannifin Corp.	120,200	9,165,250
Regal-Beloit Corp.	347,100	17,691,687
Republic Services, Inc.	767,300	21,139,115
Rockwell Automation, Inc.	140,600	10,315,822
Stanley Black & Decker, Inc.	278,500	18,826,600
Timken Co. (The)	593,500	22,974,385

		206,277,974

Information Technology (8.9%)
Broadcom Corp., Cl A*	652,700	19,163,272
Broadridge Financial Solutions, Inc.	830,300	18,723,265
Corning, Inc.	737,300	9,570,154
Harris Corp.	922,500	33,246,900
Intersil Corp., Cl A	3,210,200	33,514,488
Maxim Integrated Products, Inc.	841,500	21,912,660
Xerox Corp.	4,164,800	33,151,808

		169,282,547

Materials (9.0%)
Ashland, Inc.	932,600	53,307,416
Cabot Corp.	772,400	24,824,936
Cytec Industries, Inc.	207,500	9,264,875
Packaging Corp. of America	575,700	14,530,668
Scotts Miracle-Gro Co. (The), Cl A(a)	645,100	30,119,719
Sealed Air Corp.	2,297,000	39,531,370

		171,578,984

Telecommunication Services (4.3%)
CenturyLink, Inc.	1,228,200	45,689,040
Windstream Corp.	3,138,300	36,843,642

		82,532,682

Utilities (5.9%)
American Water Works Co., Inc.	629,900	20,068,614

See Notes to Schedules of Portfolio Investments.

Edison International	497,800	20,608,920
PG&E Corp.	1,233,600	50,848,992
UGI Corp.	725,600	21,332,640

		112,859,166

Total Common Stocks (Cost $1,905,777,423)		1,853,252,624

Short-Term Investment (2.3%)
RidgeWorth Funds Securities Lending Joint Account(b)	45,174,100	45,174,100

Total Short-Term Investment (Cost $45,174,100)		45,174,100

Money Market Fund (2.2%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	41,695,951	41,695,951

Total Money Market Fund (Cost $41,695,951)		41,695,951

Total Investments (Cost $1,992,647,474)— 101.7%		1,940,122,675

Liabilities in excess of other assets — (1.7)%		(33,242,772)

Net Assets — 100.0%		$1,906,879,903

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $44,192,770.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

REIT	— Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks (99.4%)
Consumer Discretionary (17.6%)
Amazon.com, Inc.*	4,717	816,513
BorgWarner, Inc.*	14,187	904,279
Coach, Inc.	22,466	1,371,325
Las Vegas Sands Corp.*	24,614	1,051,756
Macy’s, Inc.	49,528	1,593,811
Priceline.com, Inc.*	2,563	1,198,741
Viacom, Inc., Cl B	32,827	1,490,674

		8,427,099

Consumer Staples (12.1%)
Costco Wholesale Corp.	13,546	1,128,653
Estee Lauder Cos., Inc. (The), Cl A	12,287	1,380,076
Hansen Natural Corp.*	12,278	1,131,295
Mead Johnson Nutrition Co.	13,178	905,724
Whole Foods Market, Inc.	17,782	1,237,271

		5,783,019

Energy (8.7%)
Cameron International Corp.*	13,951	686,250
Halliburton Co.	28,193	972,940
Occidental Petroleum Corp.	13,855	1,298,213
Schlumberger Ltd.	17,844	1,218,924

		4,176,327

Financials (3.6%)
Capital One Financial Corp.	20,263	856,922
Goldman Sachs Group, Inc. (The)	9,603	868,400

		1,725,322

Health Care (11.7%)
Agilent Technologies, Inc.*	26,001	908,215
Allergan, Inc.	13,489	1,183,525
AmerisourceBergen Corp.	36,895	1,372,125
Express Scripts, Inc.*	19,216	858,763
Intuitive Surgical, Inc.*	2,757	1,276,518

		5,599,146

Industrials (7.5%)
Joy Global, Inc.	15,209	1,140,219
Precision Castparts Corp.	4,759	784,235
Union Pacific Corp.	15,556	1,648,003

		3,572,457

Information Technology (35.7%)
Analog Devices, Inc.	46,564	1,666,060
Apple, Inc.*	9,263	3,751,515

See Notes to Schedules of Portfolio Investments.

ARM Holdings PLC SP ADR	26,757	740,366
ASML Holding NV NYS	22,171	926,526
Baidu, Inc. SP ADR*	6,702	780,582
F5 Networks, Inc.*	14,829	1,573,654
Google, Inc., Cl A*	2,286	1,476,527
NetApp, Inc.*	24,716	896,449
Oracle Corp.	54,991	1,410,519
QUALCOMM, Inc.	37,571	2,055,134
Visa, Inc., Cl A	17,918	1,819,215

		17,096,547

Materials (2.5%)
Praxair, Inc.	11,319	1,210,001

Total Common Stocks (Cost $38,113,690)		47,589,918

Money Market Fund (0.7%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	352,184	352,184

Total Money Market Fund (Cost $352,184)		352,184

Total Investments (Cost $38,465,874) — 100.1%		47,942,102

Liabilities in excess of other assets — (0.1)%		(39,483)

Net Assets — 100.0%		$47,902,619

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

NYS	— New York Registered Shares

SP ADR   — Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Small Cap Growth Stock Fund

	Shares or Principal Amount($)	Value($)
Common Stocks (99.0%)
Consumer Discretionary (15.1%)
ANN, Inc.*	133,296	3,303,075
AscenaRetail Group, Inc.*	136,292	4,050,598
Body Central Corp.*	44,970	1,122,451
Buffalo Wild Wings, Inc.*(a)	54,840	3,702,248
Chico’s FAS, Inc.	230,334	2,565,921
Coinstar, Inc.*(a)	67,571	3,083,941
Cooper Tire & Rubber Co.	163,519	2,290,901
CROCS, Inc.*	179,317	2,648,512
Deckers Outdoor Corp.*	13,273	1,003,041
DSW, Inc., Cl A	53,658	2,372,220
eLong, Inc. SP ADR*(a)	9,444	141,943
Hibbett Sports, Inc.*	40,755	1,841,311
Life Time Fitness, Inc.*	88,575	4,140,881
Makemytrip Ltd.*(a)	27,911	670,980
Modine Manufacturing Co.*	88,573	837,901
Panera Bread Co., CL A*	16,101	2,277,487
Ruby Tuesday, Inc.*	296,591	2,046,478
Skullcandy, Inc.*(a)	123,805	1,550,039
Sonic Automotive, Inc., Cl A(a)	149,756	2,217,886
Steven Madden Ltd.*	113,254	3,907,263
Vera Bradley, Inc.*(a)	66,325	2,138,981

		47,914,058

Consumer Staples (2.2%)
Diamond Foods, Inc.(a)	39,091	1,261,467
Inter Parfums, Inc.	141,242	2,197,725
Nu Skin Enterprises, Inc., Cl A	75,412	3,662,761

		7,121,953

Energy (8.3%)
Basic Energy Services, Inc.*	147,689	2,909,473
Bill Barrett Corp.*	23,879	813,558
GeoResources, Inc.*	40,415	1,184,564
Gulfport Energy Corp.*	106,177	3,126,913
Hornbeck Offshore Services, Inc.*(a)	40,788	1,265,244
Kodiak Oil & Gas Corp.*(a)	393,866	3,741,727
Lufkin Industries, Inc.	64,130	4,316,590
Mitcham Industries, Inc.*	15,170	331,313
Oasis Petroleum, Inc.*	50,725	1,475,590
Pioneer Drilling Co.*	138,489	1,340,573
Stone Energy Corp.*	60,813	1,604,247

See Notes to Schedules of Portfolio Investments.

World Fuel Services Corp.	98,228	4,123,611

		26,233,403

Financials (6.3%)
Cardtronics, Inc.*	131,164	3,549,298
Cathay General Bancorp	122,462	1,828,357
Encore Capital Group, Inc.*	128,118	2,723,789
Portfolio Recovery Associates, Inc.*	59,380	4,009,337
Stifel Financial Corp.*	116,154	3,722,736
World Acceptance Corp.*(a)	56,186	4,129,671

		19,963,188

Health Care (19.1%)
Catalyst Health Solutions, Inc.*	55,341	2,877,732
Cubist Pharmaceuticals, Inc.*(a)	96,347	3,817,268
Endologix, Inc.*	173,599	1,992,917
HealthSouth Corp.*	125,476	2,217,161
HeartWare International, Inc.*(a)	24,610	1,698,090
HMS Holdings Corp.*	164,934	5,274,589
ICON PLC SP ADR*	155,020	2,652,392
Impax Laboratories, Inc.*	111,650	2,251,980
Incyte Corp. Ltd.*(a)	116,660	1,751,067
Medicines Co. (The)*	117,692	2,193,779
Medicis Pharmaceutical Corp., Cl A	37,971	1,262,536
Medidata Solutions, Inc.*	114,626	2,493,115
Merit Medical Systems, Inc.*	118,832	1,589,972
Neogen Corp.*	34,611	1,060,481
NuVasive, Inc.*(a)	82,065	1,033,198
Onyx Pharmaceuticals, Inc.*	77,468	3,404,719
Par Pharmaceutical Cos., Inc.*	46,188	1,511,733
PSS World Medical, Inc.*	79,784	1,929,975
Quality Systems, Inc.	88,648	3,279,090
Questcor Pharmaceuticals, Inc.*	99,634	4,142,782
Salix Pharmaceuticals Ltd.*	37,672	1,802,605
SonoSite, Inc.*	60,388	3,252,498
STERIS Corp.	92,495	2,758,201
Team Health Holdings, Inc.*	53,439	1,179,399
Viropharma, Inc.*	67,290	1,843,073
West Pharmaceutical Services, Inc.	41,614	1,579,251

		60,849,603

Industrials (18.6%)
AAR Corp.	165,710	3,176,661
Acacia Research—Acacia Technologies*	89,938	3,283,636
Alaska Air Group, Inc.*	30,105	2,260,584
American Science & Engineering, Inc.	20,400	1,389,444
Barnes Group, Inc.	125,200	3,018,572
Corporate Executive Board Co. (The)	58,663	2,235,060
EnPro Industries, Inc.*	65,924	2,174,174
Forward Air Corp.	80,079	2,566,532
Hexcel Corp.*	146,071	3,536,379
Higher One Holdings, Inc.*(a)	144,620	2,666,793
Hub Group, Inc., Cl A*	124,185	4,027,320

See Notes to Schedules of Portfolio Investments.

InnerWorkings, Inc.*(a)	293,617	2,733,574
Kelly Services, Inc., Cl A	101,321	1,386,071
Kforce, Inc.*	134,992	1,664,451
Knight Transportation, Inc.	135,857	2,124,803
MasTec, Inc.*	108,583	1,886,087
MYR Group, Inc.*	135,351	2,590,618
Raven Industries, Inc.	38,208	2,365,075
RSC Holdings, Inc.*	111,675	2,065,988
Ryder System, Inc.	39,355	2,091,325
Titan Machinery, Inc.*	91,814	1,995,118
Triumph Group, Inc.	32,800	1,917,160
Valmont Industries, Inc.	29,254	2,655,971
Woodward, Inc.	84,931	3,476,226

		59,287,622

Information Technology (23.3%)
Anixter International, Inc.*	19,803	1,181,051
Ariba, Inc.*	96,904	2,721,064
Aruba Networks, Inc.*(a)	173,148	3,206,701
Bottomline Technologies, Inc.*	94,012	2,178,258
BroadSoft, Inc.*(a)	86,581	2,614,746
Calix, Inc.*	161,567	1,045,339
Cavium, Inc.*	59,317	1,686,382
Cirrus Logic, Inc.*	225,501	3,574,191
Coherent, Inc.*	69,453	3,630,308
Concur Technologies, Inc.*	87,304	4,434,170
Finisar Corp.*	106,068	1,776,109
Inphi Corp.*	246,155	2,944,014
InterDigital, Inc.(a)	48,240	2,101,817
NETGEAR, Inc.*	96,004	3,222,854
NetSuite, Inc.*(a)	97,114	3,937,973
NIC, Inc.	145,481	1,936,352
OpenTable, Inc.*(a)	47,808	1,870,727
OPNET Technologies, Inc.	70,512	2,585,675
QLIK Technologies, Inc.*	107,536	2,602,371
Sapient Corp.	106,293	1,339,292
Semtech Corp.*	125,173	3,106,794
SolarWinds, Inc.*	133,582	3,733,617
Sourcefire, Inc.*	47,558	1,539,928
Stratasys, Inc.*(a)	71,045	2,160,478
Taleo Corp., Cl A*	116,967	4,525,453
Tangoe, Inc.*	37,207	572,988
TriQuint Semiconductor, Inc.*	274,995	1,339,226
Ultimate Software Group, Inc.*	53,563	3,488,023
Universal Display Corp.*(a)	30,444	1,116,990
VeriFone Systems, Inc.*	49,740	1,766,765

		73,939,656

Materials (5.1%)
Balchem Corp.	42,329	1,716,018
Buckeye Technologies, Inc.	96,071	3,212,614
Flotek Industries, Inc.*(a)	96,296	959,108

See Notes to Schedules of Portfolio Investments.

Haynes International, Inc.	50,938	2,781,215
HB Fuller Co.	91,969	2,125,404
PolyOne Corp.	59,570	688,033
Rock-Tenn Co., Cl A	43,144	2,489,409
Zagg, Inc.*(a)	307,758	2,175,849

		16,147,650

Telecommunication Services (1.0%)
8x8, Inc.*(a)	389,136	1,233,561
Cogent Communications Group, Inc.*	122,411	2,067,522

		3,301,083

Total Common Stocks (Cost $270,460,272)		314,758,216

Short-Term Investment (13.0%)
RidgeWorth Funds Securities Lending Joint Account(b)	41,296,771	41,296,771

Total Short-Term Investment (Cost $41,296,771)		41,296,771

Money Market Fund (1.3%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(c)	4,262,439	4,262,439

Total Money Market Fund (Cost $4,262,439)		4,262,439

Total Investments (Cost $316,019,482) — 113.3%		360,317,426

Liabilities in excess of other assets — (13.3)%		(42,368,435)

Net Assets — 100.0%		$317,948,991

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $40,193,794.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

SP ADR — Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks (93.7%)
Consumer Discretionary (15.6%)
Aaron’s, Inc.	91,850	2,450,558
Brunswick Corp.	218,400	3,944,304
Choice Hotels International, Inc.	97,900	3,725,095
Cracker Barrel Old Country Store, Inc.	195,500	9,855,155
Einstein Noah Restaurant Group, Inc.	297,200	4,701,704
Gafisa SA ADR	770,800	3,545,680
Guess?, Inc.	853,554	25,452,980
Hillenbrand, Inc.	122,900	2,743,128
HSN, Inc.	223,300	8,096,858
Lithia Motors, Inc., Cl A	287,700	6,289,122
M.D.C. Holdings, Inc.	434,400	7,658,472
Meredith Corp.	395,300	12,906,545
NutriSystem, Inc.	659,250	8,524,103
RadioShack Corp.	1,058,600	10,279,006
Rent-A-Center, Inc.	292,100	10,807,700
Scholastic Corp.	392,850	11,773,714
Sonic Automotive, Inc., Cl A	734,900	10,883,869
Thor Industries, Inc.	493,800	13,544,934
Wendy’s Co. (The)	2,650,400	14,206,144
Williams-Sonoma, Inc.	286,100	11,014,850

		182,403,921

Consumer Staples (0.7%)
WD-40 Co.	202,150	8,168,882

Energy (3.7%)
Arch Coal, Inc.	430,700	6,249,457
Berry Petroleum Co., Cl A	321,000	13,488,420
Bristow Group, Inc.	280,200	13,278,678
Tidewater, Inc.	213,200	10,510,760

		43,527,315

Financials (22.7%)
Advance America Cash Advance Centers, Inc.	709,850	6,353,158
Banco Latinoamericano de Expectaciones SA, Cl E	238,550	3,828,728
Bank of Hawaii Corp.	140,800	6,264,192
Campus Crest Communities, Inc., REIT	402,100	4,045,126
Cash America International, Inc.	398,450	18,579,723
Cash Store Financial Services, Inc. (The)	213,000	1,263,090
Compass Diversified Holdings	559,600	6,933,444
E-House China Holdings Ltd. ADS	767,300	3,276,371
Evercore Partners, Inc., Cl A	344,050	9,158,611
Hancock Holding Co.	602,074	19,248,306
Hanover Insurance Group, Inc. (The)	592,450	20,706,127

See Notes to Schedules of Portfolio Investments.

HCC Insurance Holdings, Inc.	947,300	26,050,750
JMP Group, Inc.	650,600	4,651,790
LaSalle Hotel Properties, REIT	459,000	11,112,390
Lazard Ltd., Cl A	165,200	4,313,372
Mid-America Apartment Communities, Inc., REIT	195,800	12,247,290
Monmouth Real Estate Investment Corp., Cl A REIT	114,700	1,049,505
National Retail Properties, Inc., REIT	427,050	11,265,579
Oppenheimer Holdings, Inc., Cl A	222,900	3,588,690
Protective Life Corp.	572,600	12,917,856
StanCorp Financial Group, Inc.	615,400	22,615,950
Starwood Property Trust, Inc., REIT	465,600	8,618,256
Summit Hotel Properties, Inc., REIT	230,800	2,178,752
Tanger Factory Outlet Centers, Inc., REIT	371,500	10,892,380
Tower Group, Inc.	297,850	6,007,635
Trust Co Bank Corp. NY	368,700	2,068,407
UMB Financial Corp.	449,150	16,730,837
Washington REIT	343,950	9,407,032

		265,373,347

Health Care (4.0%)
Cooper Cos., Inc. (The)	268,896	18,962,546
Ensign Group, Inc.	236,700	5,799,150
Landauer, Inc.	133,400	6,870,100
Omnicare, Inc.	154,600	5,325,970
STERIS Corp.	299,057	8,917,880

		45,875,646

Industrials (28.7%)
A.O. Smith Corp.	900,575	36,131,069
ABM Industries, Inc.	517,600	10,672,912
Aceto Corp.	140,800	971,520
Brink’s Co. (The)	372,100	10,002,048
China Yuchai International Ltd.	138,800	1,914,052
CIRCOR International, Inc.	133,800	4,724,478
Copa Holdings SA, Cl A	397,107	23,298,268
Crane Co.	240,100	11,215,071
Cubic Corp.	69,150	3,014,249
Forward Air Corp.	360,500	11,554,025
GATX Corp.	343,471	14,995,944
Gol Linhas Aereas Inteligentes SA ADR	882,750	5,852,632
Grupo Aeroportuario del Pacifico SA de CV SP ADR	359,976	12,152,790
Harsco Corp.	421,000	8,664,180
Herman Miller, Inc.	448,800	8,280,360
Interface, Inc., Cl A	2,084,571	24,055,949
John Beam Technologies Corp.	278,125	4,274,781
Knoll, Inc.	88,700	1,317,195
Lennox International, Inc.	431,800	14,573,250
LSI Industries, Inc.	177,265	1,063,590
Macquarie Infrastructure Co. LLC	282,600	7,898,670
Manpower, Inc.	102,700	3,671,525
Mine Safety Appliances Co.	50,200	1,662,624
Nordson Corp.	217,700	8,964,886

See Notes to Schedules of Portfolio Investments.

	$000,000,000	$000,000,000
Progressive Waste Solutions Ltd.	1,575,050	30,855,229
Regal-Beloit Corp.	178,600	9,103,242
Ryder System, Inc.	226,400	12,030,896
Snap-on, Inc.	491,650	24,887,323
Tennant Co.	138,400	5,379,608
Viad Corp.	464,200	8,114,216
Watsco, Inc.	214,100	14,057,806

		335,354,388

Information Technology (5.1%)
Aixtron AG SP ADR	1,169,820	14,856,714
Black Box Corp.	227,550	6,380,502
Broadridge Financial Solutions, Inc.	106,500	2,401,575
Cohu, Inc.	326,953	3,710,916
Intersil Corp., Cl A	1,807,340	18,868,630
Plantronics, Inc.	380,750	13,569,930

		59,788,267

Materials (11.4%)
A. Schulman, Inc.	395,100	8,368,218
Buckeye Technologies, Inc.	362,600	12,125,344
Cabot Corp.	368,000	11,827,520
Carpenter Technology Corp.	238,300	12,267,684
Cytec Industries, Inc.	154,600	6,902,890
Globe Specialty Metals, Inc.	607,100	8,129,069
Haynes International, Inc.	133,300	7,278,180
Olin Corp.	859,900	16,897,035
Schnitzer Steel Industries, Inc., Cl A	119,500	5,052,460
Sensient Technologies Corp.	252,565	9,572,214
Valspar Corp. (The)	877,250	34,186,432

		132,607,046

Utilities (1.8%)
Avista Corp.	283,250	7,293,688
California Water Service Group	431,200	7,873,712
Unisource Energy Corp.	163,000	6,017,960

		21,185,360

Total Common Stocks (Cost $1,063,211,050)		1,094,284,172

Money Market Fund (6.2%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.15%(a)	72,205,551	72,205,551

Total Money Market Fund (Cost $72,205,551)		72,205,551

Total Investments (Cost $1,135,416,601) — 99.9%		1,166,489,723

Other assets in excess of liabilities — 0.1%		1,141,658

Net Assets — 100.0%		$1,167,631,381

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

ADR —	American Depositary Receipt

ADS	— American Depositary Shares

See Notes to Schedules of Portfolio Investments.

REIT	— Real Estate Investment Trust

SP ADR  — Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds (76.5%)(a)
RidgeWorth Aggressive Growth Stock Fund*	70,072	946,672
RidgeWorth International Equity Fund	103,952	988,582
RidgeWorth International Equity Index Fund	91,828	963,279
RidgeWorth Large Cap Core Growth Stock Fund	125,427	1,586,658
RidgeWorth Large Cap Growth Stock Fund	285,169	3,111,195
RidgeWorth Large Cap Value Equity Fund	389,445	4,844,693
RidgeWorth Mid-Cap Value Equity Fund	220,905	2,169,290
RidgeWorth Select Large Cap Growth Stock Fund*	85,751	2,458,486
RidgeWorth Small Cap Growth Stock Fund*	77,658	1,193,598
RidgeWorth Small Cap Value Equity Fund	95,462	1,181,822

Total Equity Funds (Cost $17,847,100)		19,444,275

Exchange Traded Funds (19.6%)
iShares Dow Jones U.S. Real Estate Index Fund	8,797	499,582
iShares MSCI Emerging Markets Index Fund	28,207	1,070,174
iShares Russell 2000 Index Fund	423	31,171
iShares S&P 500 Index Fund	21,990	2,769,860
Market Vectors Gold Miners Fund	11,614	597,308

Total Exchange Traded Funds (Cost $5,148,462)		4,968,095

Money Market Fund (3.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	975,338	975,338

Total Money Market Fund (Cost $975,338)		975,338

Total Investments (Cost $23,970,900) — 99.9%		25,387,708

Other assets in excess of liabilities — 0.1%		29,764

Net Assets — 100.0%		$25,417,472

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds (25.5%)(a)
RidgeWorth Aggressive Growth Stock Fund*	28,084	379,413
RidgeWorth International Equity Fund	61,208	582,088
RidgeWorth International Equity Index Fund	51,130	536,352
RidgeWorth Large Cap Core Growth Stock Fund	72,346	915,178
RidgeWorth Large Cap Growth Stock Fund	220,664	2,407,440
RidgeWorth Large Cap Value Equity Fund	221,802	2,759,217
RidgeWorth Mid-Cap Value Equity Fund	139,178	1,366,730
RidgeWorth Select Large Cap Growth Stock Fund*	37,569	1,077,103
RidgeWorth Small Cap Growth Stock Fund*	43,221	664,310
RidgeWorth Small Cap Value Equity Fund	53,228	658,965

Total Equity Funds (Cost $10,860,279)		11,346,796

Fixed Income Funds (61.1%)(a)
RidgeWorth Corporate Bond Fund	310,918	2,903,975
RidgeWorth High Income Fund	241,705	1,588,001
RidgeWorth Intermediate Bond Fund	1,003,604	10,497,701
RidgeWorth Seix Floating Rate High Income Fund	74,412	643,667
RidgeWorth Seix High Yield Fund	176,773	1,663,438
RidgeWorth Total Return Bond Fund	726,113	7,827,496
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	204,593	2,066,392

Total Fixed Income Funds (Cost $27,217,413)		27,190,670

Exchange Traded Funds (8.6%)
iShares Barclays 20+ Year Treasury Bond Fund	6,892	835,655
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	263	30,689
iShares Dow Jones U.S. Real Estate Index Fund	5,085	288,777
iShares MSCI Emerging Markets Index Fund	15,950	605,143
iShares Russell 2000 Index Fund	466	34,340
iShares S&P 500 Index Fund	13,101	1,650,202
Market Vectors Gold Miners Fund	6,865	353,067

Total Exchange Traded Funds (Cost $3,692,640)		3,797,873

Money Market Fund (5.3%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	2,365,310	2,365,310

Total Money Market Fund (Cost $2,365,310)		2,365,310

Total Investments (Cost $44,135,642) — 100.5%		44,700,649

Liabilities in excess of other assets — (0.5)%		(206,555)

Net Assets — 100.0%		$44,494,094

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.

See Notes to Schedules of Portfolio Investments.

(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds (57.2%)(a)
RidgeWorth Aggressive Growth Stock Fund*	131,055	1,770,548
RidgeWorth International Equity Fund	194,610	1,850,743
RidgeWorth International Equity Index Fund	171,771	1,801,877
RidgeWorth Large Cap Core Growth Stock Fund	238,431	3,016,154
RidgeWorth Large Cap Growth Stock Fund	578,902	6,315,824
RidgeWorth Large Cap Value Equity Fund	784,733	9,762,076
RidgeWorth Mid-Cap Value Equity Fund	384,726	3,778,010
RidgeWorth Select Large Cap Growth Stock Fund*	159,088	4,561,054
RidgeWorth Small Cap Growth Stock Fund*	138,480	2,128,441
RidgeWorth Small Cap Value Equity Fund	170,147	2,106,425

Total Equity Funds (Cost $32,932,665)		37,091,152

Fixed Income Funds (24.1%)(a)
RidgeWorth Corporate Bond Fund	130,902	1,222,622
RidgeWorth High Income Fund	171,321	1,125,580
RidgeWorth Intermediate Bond Fund	651,577	6,815,492
RidgeWorth Seix Floating Rate High Income Fund	51,057	441,643
RidgeWorth Seix High Yield Fund	121,640	1,144,634
RidgeWorth Total Return Bond Fund	424,839	4,579,765
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	32,951	332,809

Total Fixed Income Funds (Cost $15,297,007)		15,662,545

Exchange Traded Funds (15.7%)
iShares Barclays 20+ Year Treasury Bond Fund	3,168	384,120
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	354	41,308
iShares Dow Jones U.S. Real Estate Index Fund	16,830	955,776
iShares MSCI Emerging Markets Index Fund	52,320	1,985,021
iShares Russell 2000 Index Fund	1,330	98,008
iShares S&P 500 Index Fund	44,388	5,591,112
Market Vectors Gold Miners Fund	22,262	1,144,934

Total Exchange Traded Funds (Cost $10,533,136)		10,200,279

Money Market Fund (2.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,880,842	1,880,842

Total Money Market Fund (Cost $1,880,842)		1,880,842

Total Investments (Cost $60,643,650) — 99.9%		64,834,818

Other assets in excess of liabilities — 0.1%		94,519

Net Assets — 100.0%		$64,929,337

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.

See Notes to Schedules of Portfolio Investments.

(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds (41.5%)(a)
RidgeWorth Aggressive Growth Stock Fund*	216,797	2,928,932
RidgeWorth International Equity Fund	310,969	2,957,316
RidgeWorth International Equity Index Fund	274,572	2,880,262
RidgeWorth Large Cap Core Growth Stock Fund	391,912	4,957,693
RidgeWorth Large Cap Growth Stock Fund	1,025,126	11,184,124
RidgeWorth Large Cap Value Equity Fund	1,300,306	16,175,808
RidgeWorth Mid-Cap Value Equity Fund	641,258	6,297,150
RidgeWorth Select Large Cap Growth Stock Fund*	246,000	7,052,823
RidgeWorth Small Cap Growth Stock Fund*	221,479	3,404,131
RidgeWorth Small Cap Value Equity Fund	272,234	3,370,255

Total Equity Funds (Cost $54,104,105)		61,208,494

Fixed Income Funds (43.6%)(a)
RidgeWorth Corporate Bond Fund	524,557	4,899,358
RidgeWorth High Income Fund	710,014	4,664,791
RidgeWorth Intermediate Bond Fund	2,487,572	26,020,000
RidgeWorth Seix Floating Rate High Income Fund	237,050	2,050,478
RidgeWorth Seix High Yield Fund	503,796	4,740,723
RidgeWorth Total Return Bond Fund	1,863,565	20,089,229
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	180,961	1,827,703

Total Fixed Income Funds (Cost $62,893,185)		64,292,282

Exchange Traded Funds (12.0%)
iShares Barclays 20+ Year Treasury Bond Fund	12,995	1,575,644
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,153	134,544
iShares Dow Jones U.S. Real Estate Index Fund	28,041	1,592,448
iShares MSCI Emerging Markets Index Fund	86,396	3,277,864
iShares Russell 2000 Index Fund	5,784	426,223
iShares S&P 500 Index Fund	69,207	8,717,314
Market Vectors Gold Miners Fund	37,353	1,921,065

Total Exchange Traded Funds (Cost $17,770,886)		17,645,102

Money Market Fund (2.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	3,961,660	3,961,660

Total Money Market Fund (Cost $3,961,660)		3,961,660

Total Investments (Cost $138,729,836) — 99.8%		147,107,538

Other assets in excess of liabilities — 0.2%		238,323

Net Assets — 100.0%		$147,345,861

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.

See Notes to Schedules of Portfolio Investments.

(b)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Core Bond Fund
	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations (10.3%)
Agency Collateralized Mortgage Obligations (7.4%)
Federal Home Loan Mortgage Corporation, Series 3702, Cl MY, 4.000%, 08/15/30	2,410,790	2,578,739
Federal Home Loan Mortgage Corporation, Series 3788, Cl YB, 3.500%, 01/15/26	9,765,488	10,239,458
Federal Home Loan Mortgage Corporation, Series 3892, Cl EB, 3.500%, 07/15/26	295,486	308,048
Federal Home Loan Mortgage Corporation, Series 3907, Cl MD, 3.500%, 08/15/26	2,818,475	2,937,522
Federal National Mortgage Association, Series 2005-71, Cl F, 0.494%, 08/25/25(a)	2,707,568	2,699,216
Federal National Mortgage Association, Series 2011-46, Cl B, 3.000%, 05/25/26	4,925,000	5,029,239
Federal National Mortgage Association, Series 2011-98, Cl FL, 0.594%, 10/25/26(a)	1,062,358	1,061,254
Federal National Mortgage Association, Series 2011-98, Cl VE, 3.500%, 06/25/26	1,000,000	1,026,150
Government National Mortgage Association, Series 2011-104, Cl MY, 4.000%, 07/16/26	1,093,731	1,208,837

		27,088,463

Agency Collateralized Planned Amortization Class Mortgage Obligation (0.4%)
Federal Home Loan Mortgage Corporation, Series 3903, Cl GB, 4.000%, 08/15/26	1,277,000	1,382,536

Commercial Mortgage Backed Securities (2.5%)
Banc of America Commercial Mortgage, Inc., Series 2005-3, Cl A3B, 5.090%, 07/10/43(a)	330,000	345,818
Banc of America Commercial Mortgage, Inc., Series 2005-6, Cl AM, 5.193%, 09/10/47(a)	159,000	169,475
DBUBS Mortgage Trust, Series11-LC3A, Cl A2, 3.642%, 08/10/44	1,784,000	1,879,344
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(a)	2,065,000	2,156,820
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Cl A5, 4.739%, 07/15/30	3,000,000	3,238,200
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Cl A3, 5.442%, 11/15/30(a)	555,000	567,868
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	70,000	73,452
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Cl AM, 5.380%, 10/15/44(a)	628,000	664,443

		9,095,420

Total Collateralized Mortgage Obligations (Cost $36,352,601)		37,566,419

Corporate Bonds (26.6%)
Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	610,000	639,537
Raytheon Co., 1.400%, 12/15/14	704,000	707,410
United Technologies Corp., 6.125%, 02/01/19	1,075,000	1,328,359

		2,675,306

Auto Manufacturers (0.2%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	584,000	586,886

Banks (0.9%)
HSBC Bank PLC, 3.100%, 05/24/16(b)	407,000	407,024
HSBC Bank PLC, 3.500%, 06/28/15(b)	772,000	778,233
JPMorgan Chase & Co., 4.400%, 07/22/20	1,033,000	1,054,916
JPMorgan Chase & Co., 6.300%, 04/23/19	245,000	277,496
Northern Trust Corp., 5.200%, 11/09/12	928,000	961,744

		3,479,413

See Notes to Schedules of Portfolio Investments.

Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	772,000	784,083
Diageo Capital PLC, 5.200%, 01/30/13	389,000	407,361

		1,191,444

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	198,000	207,177

Chemicals (1.1%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	721,000	748,375
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	404,000	456,558
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	559,000	593,839
Praxair, Inc., 1.750%, 11/15/12	1,171,000	1,180,987
Praxair, Inc., 4.625%, 03/30/15	900,000	993,447

		3,973,206

Commercial Services (0.7%)
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	906,000	976,799
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	931,000	1,018,197
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	592,000	612,458

		2,607,454

Computers (1.0%)
Hewlett-Packard Co., 4.375%, 09/15/21	1,077,000	1,111,510
Hewlett-Packard Co., 4.500%, 03/01/13	345,000	354,815
IBM Corp., 0.875%, 10/31/14	1,573,000	1,573,566
IBM Corp., 5.600%, 11/30/39	592,000	760,531

		3,800,422

Diversified Financial Services (2.3%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	665,000	683,146
CME Group, Inc., 5.400%, 08/01/13	573,000	610,608
CME Group, Inc., 5.750%, 02/15/14	514,000	560,268
John Deere Capital Corp., 1.250%, 12/02/14, MTN	593,000	599,428
Lazard Group LLC, 7.125%, 05/15/15	961,000	1,031,908
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	968,000	971,852
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	607,000	621,871
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	927,000	937,907
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	848,000	874,928
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	360,000	378,654
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/21 @ 100(b)	1,124,000	1,147,680

		8,418,250

Electric (1.1%)
Alabama Power Co., 5.800%, 11/15/13	553,000	602,416
Dominion Resources, Inc., 1.950%, 08/15/16	292,000	293,438
Duke Energy Carolinas LLC, 4.300%, 06/15/20	215,000	242,157
Exelon Generation Co. LLC, 6.200%, 10/01/17	600,000	689,012
Georgia Power Co., 6.000%, 11/01/13	313,000	341,820
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	455,000	543,429
Public Service Co. of Colorado, Series 17, 6.250%, 09/01/37	294,000	395,793
Southern California Edison Co., 5.750%, 03/15/14	578,000	636,684
Wisconsin Power & Light Co., 6.375%, 08/15/37	317,000	432,923

		4,177,672

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	272,000	277,297

Food (0.4%)
Kellogg Co., 4.250%, 03/06/13	525,000	545,136
Kraft Foods, Inc., 6.500%, 02/09/40	408,000	530,784
Kroger Co. (The), 7.500%, 01/15/14	340,000	379,977

		1,455,897

See Notes to Schedules of Portfolio Investments.

Healthcare - Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	234,000	242,333
Covidien International Finance SA, 6.000%, 10/15/17	597,000	707,446
Stryker Corp., 2.000%, 09/30/16	431,000	441,056

		1,390,835

Healthcare - Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,040,000	1,473,614

Insurance (1.4%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	953,000	1,010,334
Berkshire Hathaway, Inc., 4.600%, 05/15/13	626,000	658,453
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	450,000	428,939
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	1,728,000	1,697,321
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	475,000	488,167
Progressive Corp. (The), 3.750%, 08/23/21	196,000	203,667
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	401,000	514,644

		5,001,525

Media (0.9%)
Comcast Corp., 6.450%, 03/15/37	257,000	311,547
NBC Universal Media LLC, 5.950%, 04/01/41	471,000	553,620
Thomson Reuters Corp., 5.950%, 07/15/13	178,000	189,657
Time Warner Cable, Inc., 5.850%, 05/01/17	1,237,000	1,408,730
Time Warner Cable, Inc., 8.250%, 02/14/14	588,000	662,768
Time Warner, Inc., 6.200%, 03/15/40	164,000	193,176

		3,319,498

Mining (1.3%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	215,000	238,676
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	405,000	468,863
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	673,000	831,750
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	614,000	615,441
Kinross Gold Corp., 5.125%, 09/01/21(b)(c)	1,825,000	1,791,088
Newmont Mining Corp., 6.250%, 10/01/39	669,000	792,104

		4,737,922

Miscellaneous Manufacturer (1.5%)
3M Co., 1.375%, 09/29/16	413,000	416,544
Danaher Corp., 3.900%, 06/23/21	463,000	511,150
General Electric Co., 5.000%, 02/01/13	1,277,000	1,330,755
General Electric Co., 5.250%, 12/06/17	385,000	441,889
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,347,000	1,662,252
Siemens Financieringsmat, 6.125%, 08/17/26(b)	788,000	956,573

		5,319,163

Office/Business Equip (0.4%)
Xerox Corp., 5.500%, 05/15/12	418,000	424,931
Xerox Corp., 6.350%, 05/15/18	904,000	1,018,320

		1,443,251

Oil & Gas (1.1%)
BP Capital Markets PLC, 2.248%, 11/01/16	772,000	776,923
Ensco PLC, 4.700%, 03/15/21	617,000	642,547
Shell International Finance BV, 6.375%, 12/15/38	1,491,000	2,052,080
Statoil ASA, 3.125%, 08/17/17	245,000	258,402
Total Capital SA, 3.000%, 06/24/15	355,000	375,200

		4,105,152

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	489,000	571,791
Schlumberger Investment SA, 3.300%, 09/14/21(b)	685,000	703,726
Weatherford International Ltd., 5.125%, 09/15/20	445,000	462,434
Weatherford International Ltd., 6.500%, 08/01/36	370,000	402,959

		2,140,910

Pharmaceuticals (1.5%)
Abbott Laboratories, 5.600%, 11/30/17	1,001,000	1,195,347
Express Scripts, Inc., 5.250%, 06/15/12	817,000	832,446
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	669,000	805,213
Novartis Securities Investment Ltd., 5.125%, 02/10/19	378,000	444,245
Sanofi-Aventis SA, 4.000%, 03/29/21	952,000	1,054,757
Schering-Plough Corp., 6.550%, 09/15/37	431,000	600,853
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	213,000	258,885
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	410,000	426,958

		5,618,704

Pipelines (1.9%)
El Paso Natural Gas Co., 5.950%, 04/15/17	495,000	555,819
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @ 100	450,000	441,247
Energy Transfer Partners LP, 6.625%, 10/15/36	425,000	446,887
Enterprise Products Operating LLC, 5.250%, 01/31/20	878,000	969,424
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	585,000	621,936
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	935,000	966,042
Southern Natural Gas Co., 5.900%, 04/01/17(b)	285,000	325,719
TC Pipelines LP, 4.650%, 06/15/21	563,000	589,483
TransCanada PipeLines Ltd., 6.100%, 06/01/40	529,000	677,680
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	394,000	450,967
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	707,000	725,575

		6,770,779

Real Estate Investment Trusts (1.2%)
BioMed Realty LP, 3.850%, 04/15/16	748,000	737,861
Digital Realty Trust LP, 4.500%, 07/15/15	1,824,000	1,860,472
Digital Realty Trust LP, 5.875%, 02/01/20	257,000	267,398
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,481,000	1,590,501

		4,456,232

Retail (1.4%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	284,000	292,277
Wal-Mart Stores, Inc., 5.250%, 09/01/35	193,000	230,865
Wal-Mart Stores, Inc., 6.500%, 08/15/37	1,577,000	2,178,605
Walgreen Co., 4.875%, 08/01/13	447,000	476,901
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,668,000	1,769,541

		4,948,189

Semiconductors (0.7%)
Analog Devices, Inc., 3.000%, 04/15/16	169,000	178,117
Intel Corp., 1.950%, 10/01/16	479,000	492,420
Intel Corp., 4.800%, 10/01/41	1,596,000	1,788,648

		2,459,185

Software (0.5%)
Fiserv, Inc., 4.750%, 06/15/21	611,000	639,251
Oracle Corp., 5.750%, 04/15/18	937,000	1,137,035

		1,776,286

Telecommunication Services (2.0%)
AT&T, Inc., 4.950%, 01/15/13	647,000	674,316
AT&T, Inc., 5.550%, 08/15/41	624,000	734,708

See Notes to Schedules of Portfolio Investments.

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,082,000	1,165,855
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	428,000	465,005
Cisco Systems, Inc., 5.500%, 02/22/16	418,000	486,439
Cisco Systems, Inc., 5.500%, 01/15/40	794,000	971,510
Juniper Networks, Inc., 3.100%, 03/15/16	137,000	141,703
Rogers Communications, Inc., 7.500%, 03/15/15	571,000	668,587
SBC Communications, Inc., 5.100%, 09/15/14	538,000	592,577
SBC Communications, Inc., 6.450%, 06/15/34	336,000	404,141
Verizon Communications, Inc., 5.250%, 04/15/13	472,000	498,070
Verizon Communications, Inc., 5.550%, 02/15/16	465,000	532,087

		7,334,998

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	392,000	415,833

Trucking & Leasing (0.3%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	499,000	470,148
Aviation Capital Group Corp., 7.125%, 10/15/20(b)	686,000	663,588

		1,133,736

Water (0.1%)
Veolia Environment SA, 6.000%, 06/01/18	408,000	445,446

Total Corporate Bonds (Cost $88,557,588)		97,141,682

U.S. Government Agency Mortgages (28.3%)
Federal Home Loan Mortgage Corporation (16.3%)
Pool #A12413, 5.000%, 08/01/33	529,581	570,145
Pool #G05052, 5.000%, 10/01/33	313,295	337,293
Pool #G01797, 5.500%, 12/01/33	11,417,568	12,443,768
Pool #A30380, 5.500%, 12/01/34	969,476	1,069,033
Pool #G01779, 5.000%, 04/01/35	661,517	711,774
Pool #G08051, 5.000%, 04/01/35	1,173,836	1,263,016
Pool #A46278, 5.000%, 07/01/35	2,074,768	2,252,493
Pool #G01837, 5.000%, 07/01/35	4,689,322	5,045,582
Pool #A47402, 5.000%, 10/01/35	1,951,885	2,100,175
Pool #G02252, 5.500%, 07/01/36	9,326,630	10,143,039
Pool #G04997, 5.000%, 01/01/37	4,682,822	5,038,589
Pool #G03296, 6.000%, 09/01/37	888,146	991,286
Pool #1B8740, 2.427%, 09/01/41(a)	6,139,692	6,351,600
3.000%, TBA, 15 Year Maturity(d)	4,315,000	4,453,889
3.000%, TBA, 15 Year Maturity(d)	4,315,000	4,440,405
6.000%, TBA, 30 Year Maturity(d)	2,000,000	2,191,875

		59,403,962

Federal National Mortgage Association (10.9%)
Pool #468958, 3.770%, 09/01/21	7,428,000	7,980,866
Pool #469452, 3.380%, 11/01/21	3,495,556	3,670,341
Pool #735061, 6.000%, 11/01/34	3,367,379	3,742,119
Pool #735141, 5.500%, 01/01/35	1,008,067	1,101,348
Pool #827943, 5.000%, 05/01/35(d)	519,914	562,094
Pool #735500, 5.500%, 05/01/35	2,775,675	3,030,788
Pool #357829, 6.000%, 06/01/35	1,682,493	1,860,792
Pool #831017, 6.000%, 09/01/35	866,101	957,885
Pool #888344, 5.000%, 10/01/35(d)	3,945,784	4,265,902
Pool #878094, 6.000%, 04/01/36	3,729,098	4,148,753
Pool #190370, 6.000%, 06/01/36	3,373,312	3,721,303
Pool #995082, 5.500%, 08/01/37	1,854,546	2,026,157
Pool #AD0439, 6.000%, 07/01/39	865,675	954,167
2.500%, TBA, 15 Year Maturity(d)	1,820,000	1,829,391

		39,851,906

See Notes to Schedules of Portfolio Investments.

Government National Mortgage Association (1.1%)
Pool #751387, 4.743%, 01/20/61	3,686,592	4,045,346

Total U.S. Government Agency Mortgages (Cost $101,980,378)		103,301,214

U.S. Treasury Obligations (32.8%)
U.S. Treasury Bond (4.3%)
3.750%, 08/15/41	13,296,000	15,637,346

U.S. Treasury Notes (28.5%)
0.500%, 10/15/14	24,620,000	24,721,951
0.875%, 02/29/12(e)	17,345,000	17,368,034
1.250%, 10/31/15	26,780,000	27,466,238
1.750%, 05/31/16(e)	32,777,000	34,275,007
2.000%, 11/15/21	308,000	311,513

		104,142,743

Total U.S. Treasury Obligations (Cost $118,809,381)		119,780,089

Short-Term Investment (0.1%)
RidgeWorth Funds Securities Lending Joint Account(f)	603,628	603,628

Total Short-Term Investment (Cost $603,628)		603,628

Money Market Fund (5.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	20,798,454	20,798,454

Total Money Market Fund (Cost $20,798,454)		20,798,454

Total Investments (Cost $367,102,030) — 103.8%		379,191,486

Liabilities in excess of other assets — (3.8)%		(13,925,207)

Net Assets — 100.0%		$365,266,279

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.0% of net assets as of December 31, 2011.
(c)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $591,648.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

MTN	–	Medium Term Note

TBA	–	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds (93.3%)
Aerospace/Defense (2.2%)
Raytheon Co., 1.400%, 12/15/14	751,000	754,638
United Technologies Corp., 5.700%, 04/15/40	757,000	934,572

		1,689,210

Banks (6.5%)
Citigroup, Inc., 4.500%, 01/14/22	1,356,000	1,304,503
HSBC Bank PLC, 3.100%, 05/24/16(a)	416,000	416,025
HSBC Bank PLC, 3.500%, 06/28/15(a)	585,000	589,723
JPMorgan Chase & Co., 4.400%, 07/22/20	1,382,000	1,411,320
Royal Bank of Canada, 2.100%, 07/29/13, MTN	1,220,000	1,238,526

		4,960,097

Biotechnology (0.5%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	361,000	377,733

Chemicals (0.6%)
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	426,000	481,420

Commercial Services (2.3%)
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,095,000	1,180,569
ERAC USA Finance LLC, 5.800%, 10/15/12(a)	588,000	608,319

		1,788,888

Computers (3.5%)
Hewlett-Packard Co., 4.650%, 12/09/21	701,000	739,611
Hewlett-Packard Co., 6.125%, 03/01/14	259,000	279,267
IBM Corp., 0.875%, 10/31/14	1,693,000	1,693,610

		2,712,488

Cosmetics/Personal Care (0.4%)
Colgate-Palmolive Co., 0.600%, 11/15/14, MTN(b)	319,000	318,891

Diversified Financial Services (14.9%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(a)	707,000	726,292
CME Group, Inc., 5.750%, 02/15/14	1,176,000	1,281,858
General Electric Capital Corp., 4.650%, 10/17/21, MTN	1,573,000	1,641,688
John Deere Capital Corp., 1.250%, 12/02/14, MTN	633,000	639,862
Lazard Group LLC, 6.850%, 06/15/17	1,545,000	1,620,660
Lazard Group LLC, 7.125%, 05/15/15	269,000	288,848
MassMutual Global Funding LLC, 2.300%, 09/28/15(a)	843,000	846,354
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,217,000	1,246,815
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	938,000	949,037
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	724,000	761,515
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/21 @ 100(a)	1,389,000	1,418,264

		11,421,193

Electric (2.7%)
Alabama Power Co., 5.800%, 11/15/13	81,000	88,238
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	300,473
Georgia Power Co., 6.000%, 11/01/13	480,000	524,196
Southern California Edison Co., 5.750%, 03/15/14	1,084,000	1,194,057

		2,106,964

See Notes to Schedules of Portfolio Investments.

Electronics (0.4%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	279,000	284,433

Food (1.0%)
Kraft Foods, Inc., 6.500%, 02/09/40	606,000	788,370

Healthcare - Products (0.6%)
Stryker Corp., 2.000%, 09/30/16	449,000	459,476

Insurance (4.2%)
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	618,000	619,114
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	507,101
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	636,000	653,629
Progressive Corp. (The), 3.750%, 08/23/21	199,000	206,785
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	994,000	1,275,702

		3,262,331

Machinery-Construction & Mining (1.7%)
Caterpillar, Inc., 5.200%, 05/27/41	1,060,000	1,269,662

Media (7.1%)
Comcast Corp., 6.450%, 03/15/37	375,000	454,591
NBC Universal Media LLC, 5.950%, 04/01/41	962,000	1,130,748
Thomson Reuters Corp., 5.950%, 07/15/13	24,000	25,572
Time Warner Cable, Inc., 5.850%, 05/01/17	968,000	1,102,386
Time Warner Cable, Inc., 8.250%, 02/14/14	912,000	1,027,966
Time Warner, Inc., 6.200%, 03/15/40	377,000	444,070
Walt Disney Co. (The), 2.750%, 08/16/21	638,000	649,742
Walt Disney Co. (The), 3.750%, 06/01/21, MTN	532,000	584,953

		5,420,028

Mining (4.9%)
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	816,000	944,672
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	930,621
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	661,000	662,551
Kinross Gold Corp., 5.125%, 09/01/21(a)	1,272,000	1,248,364

		3,786,208

Miscellaneous Manufacturer (1.2%)
3M Co., 1.375%, 09/29/16	417,000	420,578
General Electric Co., 5.250%, 12/06/17	455,000	522,232

		942,810

Oil & Gas (6.2%)
BP Capital Markets PLC, 2.248%, 11/01/16	839,000	844,350
Ensco PLC, 4.700%, 03/15/21	757,000	788,344
Shell International Finance BV, 4.300%, 09/22/19	518,000	601,061
Shell International Finance BV, 5.500%, 03/25/40	859,000	1,073,369
Statoil ASA, 3.125%, 08/17/17	1,344,000	1,417,518

		4,724,642

Oil & Gas Services (2.5%)
Baker Hughes, Inc., 5.125%, 09/15/40	920,000	1,075,763
Weatherford International Ltd., 5.125%, 09/15/20	273,000	283,696
Weatherford International Ltd., 6.500%, 08/01/36	499,000	543,450

		1,902,909

Pharmaceuticals (1.6%)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	322,000	391,366
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	823,000	857,040

		1,248,406

See Notes to Schedules of Portfolio Investments.

Pipelines (5.1%)
El Paso Natural Gas Co., 5.950%, 04/15/17	329,000	369,423
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	391,255
Enbridge Energy Partners LP, 5.500%, 09/15/40, Callable 03/15/40 @ 100	714,000	795,687
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @ 100	722,000	707,957
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	613,024
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	251,000	259,333
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39,000	44,572
TC Pipelines LP, 4.650%, 06/15/21	611,000	639,741
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	65,000	74,398

		3,895,390

Real Estate Investment Trusts (3.7%)
BioMed Realty LP, 3.850%, 04/15/16	648,000	639,216
Digital Realty Trust LP, 5.875%, 02/01/20	994,000	1,034,216
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,116,000	1,198,514

		2,871,946

Retail (2.2%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	513,000	527,951
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102,000	1,169,085

		1,697,036

Semiconductors (3.4%)
Analog Devices, Inc., 3.000%, 04/15/16	237,000	249,785
Intel Corp., 1.950%, 10/01/16	497,000	510,924
Intel Corp., 4.800%, 10/01/41	1,664,000	1,864,857

		2,625,566

Telecommunication Services (11.5%)
AT&T, Inc., 5.550%, 08/15/41	636,000	748,837
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(a)	1,884,000	2,030,010
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	851,785
CenturyLink, Inc., 6.450%, 06/15/21	777,000	778,431
Cisco Systems, Inc., 5.500%, 01/15/40	871,000	1,065,724
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	261,752
SBC Communications, Inc., 5.100%, 09/15/14	1,171,000	1,289,791
SBC Communications, Inc., 6.450%, 06/15/34	313,000	376,477
Verizon Communications, Inc., 5.550%, 02/15/16	1,155,000	1,321,634
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	143,372

		8,867,813

Trucking & Leasing (2.4%)
Aviation Capital Group, 7.125%, 10/15/20(a)	1,928,000	1,865,012

Total Corporate Bonds (Cost $67,292,766)		71,768,922

Short-Term Investment (0.4%)
RidgeWorth Funds Securities Lending Joint Account(c)	306,000	306,000

Total Short-Term Investment (Cost $306,000)		306,000

Money Market Fund (5.6%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	4,312,454	4,312,454

Total Money Market Fund (Cost $4,312,454)		4,312,454

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $71,911,220) — 99.3%	76,387,376

Other assets in excess of liabilities — 0.7%	568,990

Net Assets — 100.0%	$76,956,366

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 19.6% of net assets as of December 31, 2011.
(b)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $299,880.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (91.3%)
Georgia (81.9%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Prerefunded 04/01/14 @ 102, XLCA	2,680,000	2,884,886
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27, Callable 07/01/21 @ 100	1,885,000	2,139,927
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/28, Callable 07/01/21 @ 100	1,725,000	1,943,471
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29, Callable 07/01/21 @ 100	1,690,000	1,889,657
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,470,000	1,595,273
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000,000	4,394,040
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000,000	3,351,450
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21, Callable 01/01/20 @ 100	2,000,000	2,343,220
Atlanta Airport Project, Series A, RB, 5.375%, 01/01/19, Callable 07/01/14 @ 100, AGM, AMT	5,000,000	5,336,600
Atlanta Airport Project, Series C, RB, 5.000%, 01/01/19	1,000,000	1,188,660
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, AGM	1,000,000	1,108,340
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA/County Guaranteed	1,885,000	2,014,368
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC/County Guaranteed, AMT	1,000,000	1,024,620
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Series A, RB, 5.000%, 04/01/33, Callable 04/01/16 @ 101, AMT	1,000,000	974,380
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41, Callable 04/01/21 @ 100	1,000,000	1,037,770
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/24	1,100,000	1,343,606
DeKalb County Government Authority Water & Sewerage, Series B, RB, 5.250%, 10/01/32, Callable 10/01/26 @ 100	2,725,000	3,118,054
DeKalb County Hospital Authority, DeKalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40, Callable 01/01/20 @ 100	4,080,000	4,196,933
DeKalb County Transportation, Parks and Greenspace, GO, 5.000%, 12/01/17, Callable 12/01/15 @ 100	3,820,000	4,131,597
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	6,300,000	6,651,981
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39, Callable 11/15/19 @ 100	3,000,000	3,127,440
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/12 @ 100, AMBAC	675,000	713,745
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,185,450
Forsyth County, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825,000	7,906,762
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, NATL-RE	3,000,000	3,298,950

See Notes to Schedules of Portfolio Investments.

Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, NATL-RE	2,370,000	2,538,697
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, NATL-RE	3,375,000	3,534,604
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300,000	1,397,266
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065,000	1,163,619
Georgia State Road & Tollway Authority, Series B, RB, 5.000%, 10/01/19, State Guaranteed	3,450,000	4,364,595
Glynn County School District, GO, 4.000%, 09/01/15, State Aid Withholding	720,000	802,202
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425,000	461,338
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800,000	1,865,214
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000,000	2,063,660
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, NATL-RE	2,910,000	3,187,556
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,569,549
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	4,745,000	5,183,628
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,701,293
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000,000	1,127,070
Metropolitan Atlanta Rapid Transit Authority, Series B, RB, 4.500%, 07/01/30, Callable 07/01/17 @ 100, AGM	2,395,000	2,453,630
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355,000	2,720,567
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,030,000	2,431,432
Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000,000	3,340,800
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39, Callable 09/01/19 @ 100	3,500,000	3,851,820
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29, Callable 01/01/19 @ 100	2,250,000	2,331,270
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40, Callable 11/01/20 @ 100	2,510,000	2,572,775
Walton County School District, Series A, GO, 5.000%, 08/01/21, Callable 08/01/15 @ 100, NATL-RE	2,575,000	2,829,358

		123,393,123

Puerto Rico (9.4%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	2,560,000	2,761,728
Puerto Rico Electric Power Authority, Series NN, RB, 5.500%, 07/01/20	1,125,000	1,305,394
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,600,000	1,660,544
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Prerefunded 08/01/19 @ 100	20,000	26,039
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,280,000	2,476,924
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/42, Callable 02/01/20 @ 100	3,100,000	3,290,805
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	2,335,000	2,557,899

		14,079,333

Total Municipal Bonds (Cost $128,750,984)		137,472,456

See Notes to Schedules of Portfolio Investments.

Money Market Fund (7.5%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.02%(a)	11,325,161	11,325,161

Total Money Market Fund (Cost $11,325,161)		11,325,161

Total Investments (Cost $140,076,145) — 98.8%		148,797,617

Other assets in excess of liabilities — 1.2%		1,827,914

Net Assets — 100.0%		$150,625,531

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

COP	– Certificate of Participation

GO	– General Obligation

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

RB	– Revenue Bond

XLCA	– Security guaranteed by XL Capital Assurance, Inc.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (87.2%)
Alabama (4.5%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	2,000,000	2,214,760

Alaska (4.8%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	2,000,000	2,349,840

California (4.8%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	2,000,000	2,382,100

District of Columbia (4.7%)
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000,000	2,313,440

Florida (4.3%)
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, NATL-RE	1,000,000	1,117,170
Osceola County Tourist Development Tax Authority, Series A, RB, 5.500%, 10/01/15, Callable 10/01/2012 @ 100, NATL-RE/FGIC	1,000,000	1,033,780

		2,150,950

Georgia (5.3%)
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36, Callable 04/01/2021 @ 100	1,250,000	1,373,050
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 03/01/20	1,000,000	1,264,980

		2,638,030

Idaho (5.7%)
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500,000	2,799,575

Illinois (6.5%)
Chicago Sales Tax Revenue, Series A, RB, 5.000%, 01/01/41, Callable 01/01/22 @ 100	2,000,000	2,124,540
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000,000	1,092,710

		3,217,250

Iowa (2.3%)
Iowa Finance Authority, RB, 5.000%, 08/01/29, Callable 08/01/21 @ 100	1,000,000	1,152,910

Kansas (3.3%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	1,500,000	1,640,775

Maine (5.7%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/21 @ 100	2,500,000	2,840,400

New Jersey (4.4%)
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38, Prerefunded 12/15/18 @ 100	1,955,000	2,200,509

New York (4.7%)
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	1,000,000	1,136,370
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 10/15/18, GO of Authority	1,000,000	1,178,750

		2,315,120

See Notes to Schedules of Portfolio Investments.

Texas (14.4%)
Austin, Series 2005, GO, 5.000%, 09/01/19, Callable 03/01/15 @ 100, NATL-RE	1,000,000	1,107,980
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000,000	4,883,800
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000,000	1,155,830

		7,147,610

Virginia (2.3%)
Virginia Public School Authority, RB, 5.000%, 01/15/28, Callable 01/15/21 @ 100	1,000,000	1,152,210

Washington (9.5%)
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Callable 05/01/15 @ 100, AMBAC	1,500,000	1,657,125
Port of Seattle, Series B, AMT, RB, 5.000%, 09/01/24, Callable 09/01/21 @ 100	1,000,000	1,113,420
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC	1,635,000	1,907,473

		4,678,018

Total Municipal Bonds (Cost $39,332,938)		43,193,497

Money Market Fund (12.5%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.02%(a)	6,205,285	6,205,285

Total Money Market Fund (Cost $6,205,285)		6,205,285

Total Investments (Cost $45,538,223) — 99.7%		49,398,782

Other assets in excess of liabilities — 0.3%		136,260

Net Assets — 100.0%		$49,535,042

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	– Security guaranteed by Financial Guaranty Insurance Company

GO	– General Obligation

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program

RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans (4.1%)
Aerospace/Defense (0.1%)
Hawker Beechcraft Acquisition Co. LLC, 2.580%, 03/26/14(a)(b)	56,001	42,045
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.580%, 03/26/14(a)(b)	905,621	679,922

		721,967

Diversified Financial Services (0.0%)(j)
American Capital Holdings, Inc., Term Loan, 7.500%, 12/31/13(a)(b)	161,699	161,699

Energy (1.7%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(a)(c)	10,798,466	9,145,005

Media (1.9%)
Tribune Co., Term Loan B, 5.250%, 06/04/14(a)(b)(d)(e)(f)	17,500,000	10,186,400

Telecommunication Services (0.4%)
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.250%, 04/02/18(a)(b)	1,990,000	1,972,588

Total Bank Loans (Cost $25,130,522)		22,187,659

Corporate Bonds (77.6%)
Advertising (0.6%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94	1,230,000	1,039,350
Affinion Group, Inc., 11.500%, 10/15/15, Callable 03/01/12 @ 103.83	1,500,000	1,308,750
Checkout Holding Corp., 0.000%, 11/15/15, Callable 03/01/12 @ 67.84(b)(c)	1,890,000	1,001,700

		3,349,800

Aerospace/Defense (0.8%)
Ducommun, Inc., 9.750%, 07/15/18, Callable 07/15/15 @ 104.88(b)	1,080,000	1,096,200
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	1,700,000	1,742,500
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,200,000	1,314,000

		4,152,700

Airlines (2.2%)
Air Canada Inc., 9.250%, 08/01/15, Callable 08/01/12 @ 106.94(b)(g)	1,000,000	875,000
American Airlines, Inc., 7.500%, 03/15/16, Callable 03/15/13 @ 105.62(b)(d)(g)	4,330,000	3,095,950
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 02/27/12 @ 107.12(b)(h)	4,647,000	4,786,410
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)(g)	1,185,000	1,238,325
United Air Lines, Inc., 12.000%, 11/01/13, Callable 02/01/12 @ 109(b)(h)	2,000,000	2,085,000

		12,080,685

Auto Manufacturers (3.3%)
Chrysler Group LLC, 8.000%, 06/15/19, Callable 06/15/15 @ 104(b)(g)	11,020,000	10,083,300
Chrysler Group LLC, 8.250%, 06/15/21, Callable 06/15/16 @ 104.13(b)	900,000	819,000
Ford Motor Co., 7.450%, 07/16/31(g)	5,440,000	6,528,000
General Motors Liquidation Co., 7.200%, 01/15/49(c)(d)(g)(i)	17,182,000	171,820
General Motors Liquidation Co., 8.375%, 07/15/49(c)(d)(g)(i)	36,800,000	368,000

		17,970,120

Auto Parts & Equipment (1.4%)
Delphi Corp., 5.875%, 05/15/19, Callable 05/15/14 @ 104.41(b)(g)	2,120,000	2,162,400
Delphi Corp., 6.125%, 05/15/21, Callable 05/15/16 @ 103.06(b)	1,885,000	1,941,550
Exide Technologies, 8.625%, 02/01/18, Callable 02/01/15 @ 104.31	645,000	496,650

See Notes to Schedules of Portfolio Investments.

Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(b)	540,000	542,700
Visteon Corp., 6.750%, 04/15/19, Callable 04/15/14 @ 105.06(b)	2,700,000	2,693,250

		7,836,550

Banks (2.5%)
Ally Financial, Inc., 7.500%, 09/15/20	6,000,000	6,060,000
Ally Financial, Inc., 8.000%, 11/01/31	3,200,000	3,088,000
CIT Group, Inc., 7.000%, 05/01/17, Callable 03/01/12 @ 100(h)	2,100,000	2,100,000
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19, Callable 02/15/15 @ 105.06(b)	1,645,000	1,266,650
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(b)	440,000	410,300
Regions Financial Corp., 5.750%, 06/15/15	630,000	601,650

		13,526,600

Building Materials (0.3%)
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(b)	855,000	786,600
USG Corp., 9.750%, 01/15/18	1,135,000	959,075

		1,745,675

Chemicals (0.7%)
Kinove German Bondco GmbH, 9.625%, 06/15/18, Callable 06/15/14 @ 107.22(b)	1,100,000	1,045,000
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(b)	1,500,000	1,503,750
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(b)(c)	1,500,000	1,147,500

		3,696,250

Coal (0.8%)
Arch Coal, Inc., 7.000%, 06/15/19, Callable 06/15/15 @ 103.50(b)	2,220,000	2,264,400
Arch Coal, Inc., 7.250%, 06/15/21, Callable 06/15/16 @ 103.63(b)	2,220,000	2,281,050

		4,545,450

Commercial Services (1.8%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	660,000	683,100
Cenveo Corp., 7.875%, 12/01/13, Callable 03/01/12 @ 100(g)	7,000,000	5,495,000
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19, Callable 12/01/14 @ 107.12(b)(g)	1,955,000	2,052,750
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	155,000	165,462
Speedy Cash, Inc., 10.750%, 05/15/18, Callable 05/15/15 @ 105.38(b)	1,635,000	1,643,175

		10,039,487

Cosmetics/Personal Care (0.2%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	815,000	866,956

Diversified Financial Services (5.8%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88(g)	600,000	628,500
American General Finance Corp., Series H, 5.375%, 10/01/12(g)	205,000	193,725
American General Finance Corp., Series I, 4.875%, 07/15/12, MTN	3,000,000	2,880,000
American General Finance Corp., Series I, 5.850%, 06/01/13, MTN	2,000,000	1,760,000
Community Choice Financial, Inc., 10.750%, 05/01/19, Callable 05/01/15 @ 105.38(b)	1,885,000	1,866,150
E*Trade Financial Corp., 6.750%, 06/01/16	530,000	514,100
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	4,281,000	4,837,530
International Lease Finance Corp., 6.250%, 05/15/19	2,380,000	2,198,620
International Lease Finance Corp., 8.250%, 12/15/20	2,330,000	2,353,300
International Lease Finance Corp., 8.750%, 03/15/17	9,645,000	9,934,350
Springleaf Finance Corp., Series J, 6.900%, 12/15/17, MTN	6,000,000	4,320,000

		31,486,275

Electric (5.8%)
Edison Mission Energy, 7.200%, 05/15/19	4,735,000	2,959,375
Edison Mission Energy, 7.750%, 06/15/16	11,150,000	8,139,500
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105	500,000	525,000

See Notes to Schedules of Portfolio Investments.

Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20, Callable 12/01/15 @ 105	1,080,000	1,139,400
GenOn Energy, Inc., 9.500%, 10/15/18(g)	2,625,000	2,657,812
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94	2,405,000	2,441,075
Midwest Generation LLC, Series B, 8.560%, 01/02/16	675,046	681,797
NRG Energy, Inc., 7.625%, 05/15/19, Callable 05/15/14 @ 103.81(b)	2,375,000	2,327,500
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20, Callable 04/01/16 @ 105.75(b)(g)	12,895,000	10,944,631

		31,816,090

Electronics (0.0%)(j)
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(b)	250,000	267,813

Energy-Alternate Sources (0.3%)
First Wind Capital LLC, 10.250%, 06/01/18, Callable 06/01/14 @ 107.69(b)	1,600,000	1,572,000

Engineering & Construction (0.2%)
Aguila 3 S.A., 7.875%, 01/31/18, Callable 01/31/14 @ 105.91(b)	875,000	848,750

Entertainment (2.5%)
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106	8,475,000	8,347,875
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	1,680,000	1,906,800
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(g)	750,000	735,000
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	2,500,000	2,681,250

		13,670,925

Food (0.3%)
JBS USA Finance, Inc., 7.250%, 06/01/21, Callable 06/01/15 @ 105.44(b)	1,905,000	1,776,413

Gas (0.3%)
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565,000	1,572,825

Healthcare - Products (1.9%)
Kinetic Concepts Inc. / KCI USA, Inc., 10.500%, 11/01/18, Callable 11/01/15 @ 105.25(b)	7,500,000	7,350,000
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25(g)	710,000	546,700
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38	2,390,000	2,354,150

		10,250,850

Healthcare - Services (3.9%)
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 03/01/12 @ 105.62	500,000	516,250
Community Health Systems, Inc., 8.000%, 11/15/19, Callable 11/15/15 @ 104(b)	1,000,000	1,010,000
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 03/01/12 @ 104.44(g)	217,000	224,053
HCA, Inc., 7.500%, 02/15/22	435,000	444,787
INC Research LLC, 11.500%, 07/15/19, Callable 07/15/15 @ 105.75(b)	9,000,000	8,055,000
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19	2,100,000	1,764,000
MedImpact Holdings, Inc., 10.500%, 02/01/18, Callable 02/01/15 @ 105.25(b)(c)	7,270,000	6,179,500
Tenet Healthcare Corp., 6.250%, 11/01/18(b)	3,240,000	3,296,700

		21,490,290

Household Products/Wares (0.8%)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 9.875%, 08/15/19, Callable 08/15/15 @ 104.94(b)	1,000,000	970,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19, Callable 08/15/15 @ 103.94(b)	3,000,000	3,135,000

		4,105,000

Insurance (1.3%)
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(a)	3,030,000	1,636,200
MBIA Insurance Corp., 14.000%, 01/15/33, Callable 01/15/13 @ 100(a)(b)	3,680,000	2,060,800
MBIA, Inc., 5.700%, 12/01/34	2,025,000	1,251,754
MBIA, Inc., 6.625%, 10/01/28	2,650,000	1,869,625

		6,818,379

See Notes to Schedules of Portfolio Investments.

Internet (1.0%)
Atlantic Broadband Finance LLC, 9.375%, 01/15/14, Callable 03/01/12 @ 100	725,000	726,813
Equinix, Inc., 7.000%, 07/15/21, Callable 07/15/16 @ 103.50	2,085,000	2,199,675
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	2,600,000	2,775,500

		5,701,988

Investment Companies (0.9%)
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62	4,775,000	5,162,969

Iron/Steel (0.8%)
APERAM, 7.375%, 04/01/16, Callable 10/01/13 @ 103.69(b)	750,000	641,250
APERAM, 7.750%, 04/01/18, Callable 04/01/15 @ 103.88(b)	750,000	622,500
JMC Steel Group, 8.250%, 03/15/18, Callable 03/15/14 @ 106.19(b)	2,975,000	2,900,625

		4,164,375

Leisure Time (0.2%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105	1,000,000	960,000

Lodging (1.5%)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19, Callable 07/01/15 @ 105.25(b)	3,390,000	3,203,550
Harrahs Operating, Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105.19	475,000	325,375
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(g)	295,000	275,825
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(g)	400,000	365,000
MGM Resorts International, 7.625%, 01/15/17(g)	3,325,000	3,167,062
Wynn Las Vegas LLC, 7.750%, 08/15/20, Callable 08/15/15 @ 103.88	590,000	654,900

		7,991,712

Machinery-Construction & Mining (0.0%)(j)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200,000	221,000

Machinery-Diversified (0.2%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25(g)	790,000	832,463

Media (2.0%)
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21, Callable 04/30/15 @ 104.88	1,755,000	1,776,937
CCO Holdings LLC / Cap Corp., 7.375%, 06/01/20, Callable 12/01/15 @ 103.69	1,010,000	1,065,550
CCO Holdings LLC / Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	735,000	783,694
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(b)	1,880,000	1,992,800
Gray Television, Inc., 10.500%, 06/29/15, Callable 11/01/12 @ 107.88(g)	3,594,000	3,396,330
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(b)	1,330,000	1,519,525
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	450,000	488,250

		11,023,086

Mining (1.3%)
Consolidated Minerals Ltd., 8.875%, 05/01/16, Callable 05/01/14 @ 104.44(b)	2,125,000	1,838,125
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19, Callable 11/01/15 @ 104.13(b)	2,405,000	2,447,088
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38	1,210,000	1,297,725
Teck Cominco Ltd., 6.125%, 10/01/35	530,000	581,473
Vulcan Materials Co., 7.500%, 06/15/21(g)	940,000	1,015,200

		7,179,611

Miscellaneous Manufacturer (0.1%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(b)	650,000	689,000

Oil & Gas (5.3%)
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(b)	2,475,000	2,734,875
Comstock Resources, Inc., 7.750%, 04/01/19, Callable 04/01/15 @ 103.88	2,160,000	2,052,000
Connacher Oil and Gas Ltd., 8.500%, 08/01/19, Callable 08/01/15 @ 104.25(b)	4,500,000	4,072,500
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19, Callable 05/15/15 @ 103.25(b)	3,335,000	3,309,988
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31	855,000	927,675

See Notes to Schedules of Portfolio Investments.

Northern Tier Energy LLC / Northern Tier Finance Corp., 10.500%, 12/01/17, Callable 12/01/13 @ 107.88(b)	1,330,000	1,423,100
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(b)	750,000	791,250
United Refining Co., 10.500%, 02/28/18, Callable 02/28/15 @ 105.25	11,010,000	10,294,350
WPX Energy, Inc., 6.000%, 01/15/22, Callable 10/15/21 @ 100(b)	3,335,000	3,414,206

		29,019,944

Oil & Gas Services (1.6%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13	453,000	462,060
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21, Callable 06/01/16 @ 103.25	4,500,000	4,365,000
Exterran Holdings, Inc., 7.250%, 12/01/18, Callable 12/01/13 @ 105.44	1,580,000	1,501,000
Oil States International, Inc., 6.500%, 06/01/19, Callable 06/01/14 @ 104.88	2,140,000	2,188,150

		8,516,210

Packaging & Containers (0.1%)
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	285,000	314,925
Smurfit-Stone Container Corp., 8.000%, 03/15/17(d)	2,230,000	41,812
Smurfit-Stone Container Corp., 8.250%, 10/01/12	2,465,000	46,219

		402,956

Pharmaceuticals (2.1%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(b)	9,770,000	8,719,725
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19, Callable 07/15/15 @ 103.50	675,000	718,875
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22, Callable 07/15/16 @ 103.63	940,000	999,925
Valeant Pharmaceuticals International, 6.500%, 07/15/16, Callable 07/15/13 @ 103.25(b)	1,275,000	1,273,406

		11,711,931

Pipelines (0.1%)
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94	620,000	620,000

Real Estate Investment Trusts (0.4%)
Reckson Operating Partnership LP, 7.750%, 03/15/20	935,000	1,025,466
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	1,145,000	1,157,881

		2,183,347

Retail (0.9%)
Gymboree Corp., 9.125%, 12/01/18, Callable 12/01/14 @ 104.56(g)	1,690,000	1,478,750
Sears Holdings Corp., 6.625%, 10/15/18	4,155,000	3,157,800

		4,636,550

Semiconductors (0.2%)
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81	1,400,000	1,011,500

Shipbuilding (1.5%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18, Callable 03/15/15 @ 103.44(b)	3,910,000	3,831,800
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21, Callable 03/15/16 @ 103.56(b)	4,575,000	4,483,500

		8,315,300

Storage/Warehousing (0.2%)
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44	1,100,000	1,075,250

Telecommunication Services (17.6%)
EH Holding Corp., 6.500%, 06/15/19(b)	665,000	693,263
GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	640,000	659,200
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81	325,000	355,875
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(b)	625,000	510,938
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(h)	15,120,000	14,628,600
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(b)(h)	3,685,000	3,556,025
Level 3 Communications, Inc., 11.875%, 02/01/19, Callable 02/01/15 @ 105.94	7,315,000	7,790,475
Level 3 Financing, Inc., 8.125%, 07/01/19, Callable 07/01/15 @ 104.06(b)	3,000,000	2,955,000
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 2/12/12 @ 102.31	1,291,000	1,320,047
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(h)	2,150,000	2,279,000

See Notes to Schedules of Portfolio Investments.

NII Capital Corp., 7.625%, 04/01/21, Callable 04/01/16 @ 103.81	8,300,000	8,237,750
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 03/01/12 @ 105.38(d)	8,300,000	9,130,000
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	980,000	1,058,400
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75	2,320,000	2,366,400
Sprint Capital Corp., 6.875%, 11/15/28	3,545,000	2,530,244
Sprint Capital Corp., 6.900%, 05/01/19(h)	9,459,000	7,780,027
Sprint Nextel Corp., 6.000%, 12/01/16	5,715,000	4,743,450
Sprint Nextel Corp., 11.500%, 11/15/21(b)	1,080,000	1,069,200
Telcordia Technologies, Inc., 11.000%, 05/01/18, Callable 05/01/14 @ 105.50(b)	4,700,000	5,969,000
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(b)	5,105,000	4,671,075
UPCB Finance V Ltd., 7.250%, 11/15/21, Callable 11/15/16 @ 103.63(b)	3,300,000	3,341,250
US West Capital Funding, Inc., 6.875%, 07/15/28	1,635,000	1,535,214
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	4,518,962	3,310,140
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(b)	6,400,000	5,824,000

		96,314,573

Transportation (1.0%)
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(b)	6,150,000	5,535,000

Trucking & Leasing (0.9%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	5,000,000	4,710,900

Total Corporate Bonds (Cost $437,959,512)		423,465,548

U.S. Treasury Obligation (0.0%)(j)
U.S. Treasury Bill (0.0%)(j)
0.000%, 01/05/12	100,000	100,000

Total U.S. Treasury Obligation (Cost $100,000)		100,000

Preferred Stocks (1.5%)
Diversified Financial Services (1.5%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	30,000	754,800
GMAC Capital Trust I, Series 2, 8.125%, 02/15/40, Callable 02/15/16 @ 25	380,035	7,349,877

		8,104,677

Total Preferred Stocks (Cost $10,278,306)		8,104,677

Convertible Preferred Stock (1.2%)
Auto Manufacturers (1.2%)
General Motors Co., Series B, 4.750%, 12/01/13	195,300	6,689,025

Total Convertible Preferred Stock (Cost $8,905,464)		6,689,025

Warrants (0.7%)
Auto Manufacturers (0.7%)
General Motors Co. Expires at 07/10/16 at 10.00 USD*(g)	199,906	2,344,897
General Motors Co. Expires at 07/10/19 at 18.33 USD*(g)	199,906	1,563,265

		3,908,162

Total Warrants (Cost $8,489,022)		3,908,162

Common Stocks (1.0%)
Auto Manufacturers (1.0%)
Ford Motor Co.*	118,279	1,272,682
General Motors Co.*(g)	219,896	4,457,292

		5,729,974

Total Common Stocks (Cost $8,999,877)		5,729,974

See Notes to Schedules of Portfolio Investments.

Short-Term Investment (7.0%)
RidgeWorth Funds Securities Lending Joint Account(k)	38,184,157	38,184,157

Total Short-Term Investment (Cost $38,184,157)		38,184,157

Money Market Fund (13.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(l)	71,275,992	71,275,992

Total Money Market Fund (Cost $71,275,992)		71,275,992

Total Investments (Cost $609,322,852) — 106.2%		579,645,194

Liabilities in excess of other assets — (6.2)%		(33,808,433)

Net Assets — 100.0%		$545,836,761

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 37.8% of net assets as of December 31, 2011.
(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(d)	Security is in default.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	Bankrupt issuer.
(g)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $37,224,058.
(h)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(i)	Valued at fair value using procedures approved by the Board. Fair valued securities held by the Fund represent 0.1 % of net assets as of December 31, 2011.
(j)	Less than 0.05% of Net Assets.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(l)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

MTN	– Medium Term Note

PIK	– Payment in-kind

ULC	– Unlimited Liability Company

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations (1.7%)
Agency Collateralized Mortgage Obligation (1.5%)
Federal National Mortgage Association, Series 2011-46, Cl B, 3.000%, 05/25/26	17,592,000	17,964,338

Commercial Mortgage Backed Security (0.2%)
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Cl A3, 5.611%, 11/15/30(a)	1,753,000	1,793,645

Total Collateralized Mortgage Obligations (Cost $17,339,933)		19,757,983

Corporate Bonds (32.8%)
Aerospace/Defense (0.9%)
Boeing Co. (The), 5.125%, 02/15/13	243,000	254,766
Raytheon Co., 1.400%, 12/15/14	3,200,000	3,215,501
United Technologies Corp., 6.125%, 02/01/19	5,343,000	6,602,254

		10,072,521

Auto Manufacturers (0.2%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	2,487,000	2,499,291

Banks (1.2%)
HSBC Bank PLC, 3.100%, 05/24/16(b)	1,780,000	1,780,105
HSBC Bank PLC, 3.500%, 06/28/15(b)	2,840,000	2,862,930
JPMorgan Chase & Co., 4.400%, 07/22/20	4,388,000	4,481,096
JPMorgan Chase & Co., 6.300%, 04/23/19	780,000	883,456
Northern Trust Corp., 4.625%, 05/01/14	667,000	717,443
Northern Trust Corp., 5.200%, 11/09/12	2,995,000	3,103,904

		13,828,934

Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	4,385,000	4,453,634
Diageo Capital PLC, 5.200%, 01/30/13	1,305,000	1,366,596

		5,820,230

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	977,000	1,022,285

Chemicals (1.3%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,300,000	1,349,358
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	1,899,000	2,146,048
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	2,306,000	2,449,717
Praxair, Inc., 1.750%, 11/15/12	6,243,000	6,296,247
Praxair, Inc., 4.625%, 03/30/15	3,143,000	3,469,338

		15,710,708

Commercial Services (0.6%)
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	2,629,000	2,834,443
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,641,000	1,794,694
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	2,096,000	2,168,432

		6,797,569

See Notes to Schedules of Portfolio Investments.

Computers (1.9%)
Hewlett-Packard Co., 4.375%, 09/15/21	4,607,000	4,754,622
Hewlett-Packard Co., 4.500%, 03/01/13	1,139,000	1,171,403
Hewlett-Packard Co., 6.125%, 03/01/14	157,000	169,286
IBM Corp., 0.875%, 10/31/14	7,393,000	7,395,661
IBM Corp., 7.625%, 10/15/18	6,251,000	8,388,586

		21,879,558

Diversified Financial Services (4.0%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	3,551,000	3,647,896
CME Group, Inc., 5.400%, 08/01/13	2,313,000	2,464,809
CME Group, Inc., 5.750%, 02/15/14	3,407,000	3,713,681
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	5,316,000	5,329,785
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,769,000	2,799,016
Lazard Group LLC, 6.850%, 06/15/17	405,000	424,833
Lazard Group LLC, 7.125%, 05/15/15	2,745,000	2,947,543
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	2,796,000	2,807,125
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,861,000	2,931,092
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	3,914,000	3,960,052
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	4,019,000	4,146,623
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	1,673,000	1,759,688
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/21 @ 100(b)	5,897,000	6,021,238
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,378,000	3,777,530

		46,730,911

Electric (1.3%)
Alabama Power Co., 5.800%, 11/15/13	2,160,000	2,353,018
Dominion Resources, Inc., 1.950%, 08/15/16	1,328,000	1,334,540
Duke Energy Carolinas LLC, 4.300%, 06/15/20	880,000	991,155
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,402,000	2,758,346
Georgia Power Co., 6.000%, 11/01/13	1,562,000	1,705,821
MidAmerican Energy Holdings Co., Series D, 5.000%, 02/15/14	2,905,000	3,121,280
Southern California Edison Co., 5.750%, 03/15/14	2,522,000	2,778,056

		15,042,216

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	1,236,000	1,260,069

Food (0.7%)
Kellogg Co., 4.250%, 03/06/13	2,001,000	2,077,748
Kraft Foods, Inc., 5.375%, 02/10/20	3,430,000	3,957,709
Kroger Co. (The), 7.500%, 01/15/14	1,526,000	1,705,426

		7,740,883

Healthcare - Products (0.5%)
Becton Dickinson and Co., 3.250%, 11/12/20	1,112,000	1,151,599
Covidien International Finance SA, 6.000%, 10/15/17	2,351,000	2,785,937
Stryker Corp., 2.000%, 09/30/16	1,827,000	1,869,628

		5,807,164

Healthcare - Services (0.8%)
Roche Holdings, Inc., 6.000%, 03/01/19(b)	8,180,000	9,942,078

Insurance (1.6%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	4,900,000	5,194,794
Berkshire Hathaway, Inc., 4.600%, 05/15/13	2,524,000	2,654,849
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	2,618,000	2,495,470
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	5,795,000	5,692,115
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	2,186,000	2,246,594
Progressive Corp. (The), 3.750%, 08/23/21	862,000	895,721

		19,179,543

See Notes to Schedules of Portfolio Investments.

Media (1.3%)
Comcast Corp., 4.950%, 06/15/16	1,522,000	1,685,577
NBCUniversal Media LLC, 4.375%, 04/01/21	3,999,000	4,220,329
Thomson Reuters Corp., 5.950%, 07/15/13	526,000	560,448
Time Warner Cable, Inc., 5.850%, 05/01/17	4,567,000	5,201,027
Time Warner Cable, Inc., 8.250%, 02/14/14	2,477,000	2,791,965
Time Warner, Inc., 4.875%, 03/15/20	534,000	578,658

		15,038,004

Mining (1.6%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	3,507,000	3,893,194
Barrick International Barbados Corp., 5.750%, 10/15/16(b)	1,666,000	1,909,448
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,881,000	2,887,762
Kinross Gold Corp., 5.125%, 09/01/21(b)(c)	5,521,000	5,418,409
Newmont Mining Corp., 5.125%, 10/01/19	4,182,000	4,632,267

		18,741,080

Miscellaneous Manufacturer (1.4%)
3M Co., 1.375%, 09/29/16	1,736,000	1,750,898
Danaher Corp., 3.900%, 06/23/21, Callable 03/23/21 @ 100	2,225,000	2,456,389
General Electric Co., 5.000%, 02/01/13	2,913,000	3,035,623
General Electric Co., 5.250%, 12/06/17	1,548,000	1,776,736
Illinois Tool Works, Inc., 6.250%, 04/01/19	4,078,000	5,032,415
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16(b)	1,976,000	2,282,280

		16,334,341

Office/Business Equip (0.4%)
Xerox Corp., 5.500%, 05/15/12	1,972,000	2,004,698
Xerox Corp., 6.350%, 05/15/18	2,225,000	2,506,373

		4,511,071

Oil & Gas (0.8%)
BP Capital Markets PLC, 2.248%, 11/01/16	3,672,000	3,695,416
Ensco PLC, 4.700%, 03/15/21	3,536,000	3,682,412
Statoil ASA, 3.125%, 08/17/17	763,000	804,737
Total Capital SA, 3.000%, 06/24/15	1,662,000	1,756,569

		9,939,134

Oil & Gas Services (0.5%)
Schlumberger Investment SA, 3.300%, 09/14/21(b)	2,925,000	3,004,961
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,218,900
Weatherford International Ltd., 5.125%, 09/15/20	2,064,000	2,144,863

		6,368,724

Pharmaceuticals (2.2%)
Abbott Laboratories, 5.600%, 11/30/17	3,979,000	4,751,535
Express Scripts, Inc., 5.250%, 06/15/12	3,566,000	3,633,415
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,754,000	3,314,734
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,965,000	2,309,370
Sanofi-Aventis SA, 4.000%, 03/29/21	4,419,000	4,895,978
Schering-Plough Corp., Inc., 6.000%, 09/15/17	2,965,000	3,634,906
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	1,996,000	2,078,557
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	736,000	831,953

		25,450,448

Pipelines (2.7%)
El Paso Natural Gas Co., 5.950%, 04/15/17	597,000	670,352
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	1,544,000	1,701,683
Energy Transfer Partners LP, 4.650%, 06/01/21, Callable 03/01/21 @ 100	1,916,000	1,876,906
Energy Transfer Partners LP, 6.700%, 07/01/18	4,349,000	4,824,889
Enterprise Products Operating LLC, 5.250%, 01/31/20	5,477,000	6,047,304
Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	2,975,000	3,259,609
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	2,458,000	2,539,606
Southern Natural Gas Co., 5.900%, 04/01/17(b)	374,000	427,434

See Notes to Schedules of Portfolio Investments.

TC Pipelines LP, 4.650%, 06/15/21	3,066,000	3,210,222
TransCanada PipeLines Ltd., 3.800%, 10/01/20	2,470,000	2,665,641
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	1,074,000	1,229,286
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	3,320,000	3,407,226

		31,860,158

Real Estate Investment Trusts (1.3%)
BioMed Realty LP, 3.850%, 04/15/16, Callable 03/15/16 @ 100	2,189,000	2,159,328
Digital Realty Trust LP, 4.500%, 07/15/15	5,955,000	6,074,076
Digital Realty Trust LP, 5.875%, 02/01/20	1,149,000	1,195,488
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	5,605,000	6,019,417

		15,448,309

Retail (1.2%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	1,432,000	1,473,734
Wal-Mart Stores, Inc., 4.250%, 04/15/21	5,849,000	6,758,485
Walgreen Co., 4.875%, 08/01/13	2,212,000	2,359,967
Wesfarmers Ltd., 6.998%, 04/10/13(b)(c)	3,403,000	3,610,161

		14,202,347

Semiconductors (0.3%)
Analog Devices, Inc., 3.000%, 04/15/16	841,000	886,368
Intel Corp., 1.950%, 10/01/16	2,021,000	2,077,622

		2,963,990

Software (0.9%)
Fiserv, Inc., 4.750%, 06/15/21	2,946,000	3,082,214
Oracle Corp., 5.750%, 04/15/18	5,881,000	7,136,505

		10,218,719

Telecommunication Services (1.7%)
AT&T, Inc., 3.875%, 08/15/21	2,765,000	2,924,681
AT&T, Inc., 4.950%, 01/15/13	2,785,000	2,902,580
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	3,055,000	3,291,762
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,866,000	2,027,336
Cisco Systems, Inc., 5.500%, 02/22/16	1,761,000	2,049,329
Juniper Networks, Inc., 3.100%, 03/15/16	665,000	687,829
Rogers Communications, Inc., 7.500%, 03/15/15	1,045,000	1,223,596
SBC Communications, Inc., 5.100%, 09/15/14	2,496,000	2,749,204
Verizon Communications, Inc., 5.250%, 04/15/13	2,453,000	2,588,487

		20,444,804

Transportation (0.2%)
United Parcel Service, Inc., 3.125%, 01/15/21	1,952,000	2,070,678

Trucking & Leasing (0.4%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	2,256,000	2,125,558
Aviation Capital Group Corp., 7.125%, 10/15/20(b)	3,094,000	2,992,919

		5,118,477

Water (0.2%)
Veolia Environment SA, 6.000%, 06/01/18	1,768,000	1,930,267

Total Corporate Bonds (Cost $357,525,547)		383,974,511

U.S. Government Agency Mortgages (9.6%)
Federal Home Loan Mortgage Corporation (5.2%)
3.000%, TBA, 15 Year Maturity(d)	58,848,000	60,742,170

Federal National Mortgage Association (3.0%)
Pool #469387, 2.600%, 10/01/18	3,323,000	3,320,760
Pool #468958, 3.770%, 09/01/21	29,957,000	32,186,699

		35,507,459

See Notes to Schedules of Portfolio Investments.

Government National Mortgage Association (1.4%)
Pool #751387, 4.743%, 01/20/61	14,758,687	16,194,904

Total U.S. Government Agency Mortgages (Cost $108,507,115)		112,444,533

U.S. Treasury Obligations (54.6%)
U.S. Treasury Notes (54.6%)
0.875%, 02/29/12	132,042,000	132,217,352
0.500%, 10/15/14	216,028,000	216,922,572
1.250%, 10/31/15(e)	96,665,000	99,142,041
1.750%, 05/31/16	105,446,000	110,265,198
3.375%, 11/15/19	29,921,000	34,107,606
2.000%, 11/15/21	46,855,000	47,389,428

		640,044,197

Total U.S. Treasury Obligations (Cost $626,831,547)		640,044,197

Short-Term Investment (0.6%)
RidgeWorth Funds Securities Lending Joint Account(f)	6,405,080	6,405,080

Total Short-Term Investment (Cost $6,405,080)		6,405,080

Money Market Fund (9.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	107,110,379	107,110,379

Total Money Market Fund (Cost $107,110,379)		107,110,379

Total Investments (Cost $1,223,719,601) — 108.4%		1,269,736,683

Liabilities in excess of other assets — (8.4)%		(97,987,733)

Net Assets — 100.0%		$1,171,748,950

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.8% of net assets as of December 31, 2011.
(c)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $6,278,485.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

MTN	– Medium Term Note

TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (87.9%)
Alabama (1.1%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	9,000,000	9,966,420

Alaska (5.1%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	18,000,000	21,497,220
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	15,500,000	18,211,260
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, AGC	7,250,000	8,271,018

		47,979,498

California (11.5%)
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500,000	4,171,580
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500,000	7,473,570
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	100,000	133,725
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,400,000	6,157,296
California State, GO, 4.000%, 09/01/17	1,285,000	1,447,039
California State, GO, 5.000%, 10/01/18	11,390,000	13,611,050
California State, GO, 5.000%, 10/01/19	4,000,000	4,829,640
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100(a)	24,500,000	29,180,725
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33, Callable 08/01/19 @ 100	10,000,000	11,551,800
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000,000	5,726,550
Orange County Loma Ridge, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	895,000	1,077,875
University of California, Series O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000,000	3,577,080
University of California, Series O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000,000	11,850,600
University of California, Series O, RB, 5.750%, 05/15/29, Callable 05/15/19 @ 100	5,095,000	5,989,835

		106,778,365

Connecticut (1.5%)
Connecticut State, Series D, GO, 5.000%, 11/01/19	10,000,000	12,528,700
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100(b)	1,340,000	1,343,524

		13,872,224

District of Columbia (1.0%)
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000,000	9,253,760

Florida (2.9%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,008,570

See Notes to Schedules of Portfolio Investments.

Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000,000	1,008,570
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950,000	1,128,410
Florida State Board of Education, Capital Outlay, Public Education Project, Series B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, NATL-RE/FGIC	2,130,000	2,197,308
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Series A, GO, 5.000%, 06/01/20, Callable 06/01/15 @ 101, NATL-RE/FGIC	5,320,000	5,976,328
Florida State Board of Education, Lottery, Series A, RB, 5.375%, 07/01/15, Economically defeased 07/01/12 @ 101, NATL-RE/FGIC	3,500,000	3,623,935
Highlands County Health Facilities Authority, Adventist Health, Series G, RB, 5.125%, 11/15/18, Callable 11/15/16 @ 100(b)	2,900,000	3,279,407
Lee County Memorial Health Systems Hospital, Series A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, AGM	1,000,000	1,012,640
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23, Callable 07/01/18 @ 100	2,000,000	2,332,160
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25, Callable 07/01/18 @ 100	3,000,000	3,450,510
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, AGM	2,000,000	2,187,660

		27,205,498

Georgia (0.9%)
Fulton County Water & Sewer Revenue, RB, 5.000%, 01/01/19	3,500,000	4,303,600
Henry County School District, GO, 5.000%, 08/01/13, NATL-RE/FGIC	4,030,000	4,325,681

		8,629,281

Illinois (3.7%)
Chicago O’ Hare International Airport, AMT, RB, 5.000%, 01/01/17	3,645,000	4,078,318
Chicago O’ Hare International Airport, AMT, RB, 5.000%, 01/01/18	2,000,000	2,255,700
Chicago O’ Hare International Airport, Third Lien, Series D, RB, 5.250%, 01/01/19, Callable 01/01/15 @ 100, NATL-RE, AMT	7,680,000	8,392,166
Chicago Sales Tax Revenue, Series A, RB, 5.000%, 01/01/41, Callable 01/01/22 @ 100	8,500,000	9,029,295
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, AGC	4,340,000	5,184,434
Illinois State Sales Tax, First Series, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100(a)	2,975,000	3,123,036
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000,000	2,185,420

		34,248,369

Iowa (2.5%)
Iowa Finance Authority, RB, 5.000%, 08/01/28, Callable 08/01/21 @ 100	10,000,000	11,601,000
Iowa Finance Authority, RB, 5.000%, 08/01/29, Callable 08/01/21 @ 100	10,000,000	11,529,100

		23,130,100

Kansas (3.3%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100(a)	26,090,000	28,538,547
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000,000	2,214,380

		30,752,927

Maryland (5.7%)
Maryland State, Series B, GO, 5.000%, 03/01/18	5,000,000	6,180,500
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500,000	4,973,805
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/19	16,100,000	20,183,443
Montgomery County, Series A, GO, 5.000%, 07/01/19	17,065,000	21,573,061

		52,910,809

See Notes to Schedules of Portfolio Investments.

Massachusetts (2.0%)
Boston, Series A, GO, 5.000%, 04/01/15	4,585,000	5,220,298
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/22, Callable 08/15/15 @ 100, AGM	5,000,000	5,589,750
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 01/01/15	2,000,000	2,255,100
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310,000	5,990,689

		19,055,837

Michigan (1.2%)
Kent Hospital Finance Authority, Spectrum Health, Series A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100(b)	2,000,000	2,003,980
Michigan Finance State Authority, RB, 5.000%, 10/01/17	4,500,000	5,442,975
Michigan State Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300,000	3,426,588

		10,873,543

Minnesota (1.1%)
Minnesota State, Series B, GO, 5.000%, 10/01/19	8,000,000	10,100,720

Missouri (0.8%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500,000	7,773,350

Nebraska (0.4%)
Omaha Public Power District, Series C, RB, 5.000%, 02/01/30, Callable 02/01/21 @ 100	3,270,000	3,686,827

New Jersey (9.5%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Series A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, AGM(a)	8,000,000	9,368,320
Garden State Preservation Trust, Open Space & Farmland Preservation, Series A, RB, 5.800%, 11/01/20, Callable 11/01/15 @ 100, AGM(a)	16,500,000	19,153,695
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38, Prerefunded 12/15/18 @ 100	7,710,000	8,678,222
New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, RB, 5.000%, 06/15/19, Callable 06/15/15 @ 100, AGM	13,125,000	14,498,662
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, Callable 06/15/21 @ 100, ST APPROP	5,305,000	6,192,792
New Jersey Transportation Trust Fund Authority, Series B, RB, 5.000%, 06/15/20	5,250,000	6,220,357
New Jersey Transportation Trust Fund Authority, Series B, RB, 5.250%, 12/15/17, Callable 12/15/15 @ 100, NATL-RE/FGIC	15,000,000	17,033,100
New Jersey Transportation Trust Fund Authority, Series B, RB, 5.250%, 06/15/26, Callable 06/15/21 @ 100	6,665,000	7,477,397

		88,622,545

New Mexico (0.7%)
New Mexico Finance Authority, Public Project Revolving Fund, Series C, RB, 5.000%, 06/01/21, Callable 06/01/14 @ 100, AMBAC	5,595,000	6,064,532

New York (9.8%)
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	5,340,000	6,068,216
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100(a)	15,330,000	17,488,771
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500,000	8,578,275
New York City Transitional Finance Authority, RB, 5.000%, 11/01/31, Callable 11/01/21 @ 100	2,475,000	2,792,567
New York City Transitional Finance Authority, RB, 5.000%, 11/01/32, Callable 11/01/21 @ 100	10,000,000	11,159,300
New York Local Government Assistance Corp., Series B, RB, 5.000%, 04/01/14, GO of Corporation	8,925,000	9,841,597

See Notes to Schedules of Portfolio Investments.

New York State Dormitory Authority, Series E, RB, 5.000%, 08/15/19	10,000,000	12,380,300
New York State Thruway Authority, Series B, RB, 5.000%, 04/01/18, Callable 10/01/15 @ 100, AMBAC	5,700,000	6,417,858
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 10/15/17, GO of Authority	5,500,000	6,409,095
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 10/15/18, GO of Authority	8,255,000	9,730,581

		90,866,560

North Carolina (4.2%)
North Carolina State, GO, 5.000%, 05/01/16, Prerefunded 05/01/13 @ 100	3,500,000	3,717,560
North Carolina State, RB, 4.000%, 03/01/23, Callable 09/01/17 @ 100(b)	12,500,000	14,188,250
North Carolina State, Series A, GO, 5.000%, 03/01/17	3,000,000	3,621,390
North Carolina State, Series C, GO, 5.000%, 05/01/19	12,315,000	15,529,584
University of North Carolina, Chapel Hill, Series A, RB, 5.000%, 02/01/14	1,885,000	2,031,842

		39,088,626

Oregon (0.9%)
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Callable 11/15/14 @ 100	2,500,000	2,787,275
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Series A, RB, 5.000%, 09/01/20, Callable 09/01/15 @ 100, AGM	5,170,000	5,832,742

		8,620,017

Pennsylvania (3.3%)
Allegheny County Port Authority, RB, 5.750%, 03/01/29, Callable 03/01/21 @ 100	7,500,000	8,511,075
Easton Area School District, Series 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, AGM	8,790,000	10,456,408
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, GO of University	6,750,000	8,364,668
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, GO of University	2,500,000	3,070,625

		30,402,776

South Carolina (1.1%)
Beaufort County School District, Series D, GO, 5.000%, 03/01/17, SCSDE	6,500,000	7,789,210
South Carolina State Public Service Authority, Series A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, AGM	2,300,000	2,504,539

		10,293,749

Texas (4.7%)
Austin, Series 2005, GO, 5.000%, 09/01/19, Callable 03/01/15 @ 100, NATL-RE	5,000,000	5,539,900
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000,000	7,325,700
Frisco, GO, 5.000%, 02/15/19	5,000,000	6,180,200
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050,000	4,681,111
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, Callable 2/27/12 @ 100, AGM	1,185,000	1,189,930
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, NATL-RE	2,690,000	2,967,985
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	1,875,000	2,060,062
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,639,350
Texas State Public Finance Authority, Charter School Finance Corp., Series A, RB, 6.200%, 02/15/40, Callable 02/01/20 @ 100	2,850,000	2,952,657
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, AGM	5,035,000	5,624,850

		44,161,745

See Notes to Schedules of Portfolio Investments.

Virginia (4.4%)
Henrico County, Public Improvement Project, GO, 5.000%, 08/01/18	3,305,000	4,120,509
Henrico County, Public Improvement Project, GO, 5.000%, 08/01/20	3,305,000	4,221,972
Virginia College Building Authority Educational Facilities, 21st Century College & Equipment Program, Series D, RB, 5.000%, 02/01/13	4,130,000	4,341,704
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/15	2,500,000	2,867,375
Virginia Public Building Authority, Series D, RB, 5.000%, 08/01/17, Callable 08/01/14 @ 100	4,000,000	4,428,920
Virginia Public School Authority, RB, 5.000%, 01/15/23, Callable 01/15/21 @ 100	6,085,000	7,428,690
Virginia Public School Authority, RB, 5.000%, 01/15/28, Callable 01/15/21 @ 100	5,665,000	6,527,269
Virginia State, Series D, GO, 5.000%, 06/01/18	6,000,000	7,456,980

		41,393,419

Washington (4.6%)
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Callable 05/01/15 @ 100, AMBAC	6,000,000	6,628,500
Energy Northwest, Series A, RB, 5.000%, 07/01/21(c)	7,000,000	8,467,970
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, NATL-RE/FGIC	5,200,000	5,612,776
Port of Seattle, Series B, AMT, RB, 5.000%, 09/01/19	3,000,000	3,474,330
Port of Seattle, Series B, AMT, RB, 5.000%, 09/01/21	4,000,000	4,646,200
Port of Seattle, Series B, AMT, RB, 5.000%, 09/01/24, Callable 09/01/21 @ 100	2,055,000	2,288,078
Washington State, Series A, GO, 5.000%, 07/01/19, Callable 07/01/14 @ 100	2,855,000	3,130,251
Washington State, Series A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, AGM	7,700,000	8,600,900

		42,849,005

Total Municipal Bonds (Cost $766,949,587)		818,580,502

Money Market Fund (12.1%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.02%(d)	112,905,542	112,905,542

Total Money Market Fund (Cost $112,905,542)		112,905,542

Total Investments (Cost $879,855,129) — 100.0%		931,486,044

Other assets in excess of liabilities — 0.0%(e)		98,856

Net Assets — 100.0%		$931,584,900

(a)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.
(e)	Less than 0.05% of Net Assets.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
SCSDE	– Security guaranteed by South Carolina School Discount Enhancement
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (29.3%)
Automobiles (3.5%)
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Cl A4B, 1.070%, 06/06/14(a)	646,452	646,946

Credit Card (16.3%)
Cabela’s Master Credit Card Trust, Series 2010-2A, Cl A2, 0.978%, 09/17/18(a)(b)	1,000,000	1,011,133
Discover Card Master Trust, Series 2007-A2, Cl A2, 0.886%, 06/15/15(a)	1,000,000	1,002,759
Penarth Master Issuer PLC, Series 2011-1A, Cl A1, 0.935%, 05/18/15(a)(b)	1,000,000	996,697

		3,010,589

Home Equity (4.1%)
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.435%, 03/20/36(a)	809,516	747,844

Student Loan Asset-Backed Security (5.4%)
SLM Student Loan Trust, Series 2006-5, Cl A4, 0.498%, 04/25/23(a)	1,015,000	1,003,654

Total Asset-Backed Securities (Cost $5,415,871)		5,409,033

Collateralized Mortgage Obligations (68.6%)
Agency Collateralized Mortgage Obligations (66.8%)
Federal Home Loan Mortgage Corporation, Series 2589, Cl F, 0.485%, 03/17/33(a)	1,072,773	1,069,826
Federal Home Loan Mortgage Corporation, Series 2693, Cl BF, 0.678%, 07/15/22(a)	883,985	884,852
Federal Home Loan Mortgage Corporation, Series 3877, Cl FN, 0.578%, 02/15/25(a)	1,787,871	1,785,526
Federal National Mortgage Association, Series 2003-90, Cl FL, 0.744%, 03/25/31(a)	1,430,528	1,431,438
Federal National Mortgage Association, Series 2004-79, Cl FM, 0.594%, 11/25/24(a)	2,267,761	2,265,992
Federal National Mortgage Association, Series 2010-90, Cl MF, 0.694%, 04/25/28(a)	2,013,893	2,012,013
Federal National Mortgage Association, Series 2011-98, Cl FL, 0.594%, 10/25/26(a)	2,902,616	2,899,602

		12,349,249

Commercial Mortgage Backed Securities (1.8%)
Citigroup Commercial Mortgage Trust, Series 2004-C2, Cl A3, 4.380%, 10/15/41	119,507	119,443
JPMorgan Chase Commercial Mortgage Securities, Series 2004-CBX, Cl A4, 4.529%, 01/12/37	213,056	213,000

		332,443

Total Collateralized Mortgage Obligations (Cost $12,637,007)		12,681,692

Money Market Fund (2.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	385,563	385,563

Total Money Market Fund (Cost $385,563)		385,563

Total Investments (Cost $18,438,441) — 100.0%		18,476,288

Other assets in excess of liabilities — 0.0%(d)		5,878

Net Assets — 100.0%		$18,482,166

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.9% of net assets as of December 31, 2011.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.
(d)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations (19.8%)
Agency Collateralized Mortgage Obligations (16.2%)
Federal Home Loan Mortgage Corporation, Series 2945, Cl CZ, 5.000%, 03/15/35	778,654	896,502
Federal Home Loan Mortgage Corporation, Series 3774, Cl EW, 3.500%, 12/15/25	411,000	431,612
Federal Home Loan Mortgage Corporation, Series 3780, Cl CL, 3.500%, 12/15/25(a)	1,464,695	1,525,204
Federal National Mortgage Association, Series 2003-90, Cl FL, REMIC, 0.740%, 03/25/31(b)	363,127	363,358
Federal National Mortgage Association, Series 2010-134, Cl EB, 4.000%, 12/25/25(a)	1,215,442	1,311,889
Federal National Mortgage Association, Series 2010-136, Cl FG, 0.794%, 12/25/30(b)	1,141,912	1,144,985
Federal National Mortgage Association, Series 2010-144, Cl YB, 3.000%, 12/25/25	500,000	512,154
Federal National Mortgage Association, Series 2011-36, Cl DB, 3.000%, 05/25/26	849,584	869,233

		7,054,937

Agency Collateralized Planned Amortization Class Mortgage Obligations (2.4%)
Federal Home Loan Mortgage Corporation, Series 3763, Cl VQ, 4.000%, 07/15/27	180,000	190,340
Federal National Mortgage Association, Series 2011-8, Cl PV, 4.000%, 01/25/30	789,000	821,970

		1,012,310

Commercial Mortgage Backed Security (1.2%)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Cl AM, 5.204%, 10/15/44(b)	500,000	529,015

Total Collateralized Mortgage Obligations (Cost $7,830,634)		8,596,262

U.S. Government Agency Mortgages (77.6%)
Federal Home Loan Mortgage Corporation (41.9%)
Pool #J14868, 4.000%, 03/01/26	1,900,254	1,997,292
Pool #J16265, 4.000%, 08/01/26	733,674	771,140
Pool #C01785, 5.000%, 02/01/34	2,683,411	2,888,954
Pool #A30380, 5.500%, 12/01/34	556,290	613,416
Pool #A46278, 5.000%, 07/01/35	486,970	528,683
Pool #G02109, 6.000%, 03/01/36	770,510	850,839
Pool #G02163, 5.000%, 04/01/36	1,002,567	1,078,735
Pool #G02162, 5.500%, 05/01/36	358,009	389,348
Pool #G04997, 5.000%, 01/01/37	1,658,436	1,784,432
Pool #G03092, 5.500%, 07/01/37	604,150	661,093
Pool #G04337, 5.500%, 04/01/38(a)	1,217,802	1,323,071
Pool #1B8266, 2.864%, 05/01/41(b)	678,965	703,944
Pool #848553, 2.694%, 06/01/41(b)	492,813	508,808
Pool #1B8553, 2.358%, 07/01/41(b)	978,450	1,009,957
3.000%, TBA, 15 Year Maturity(c)	1,300,000	1,341,844
3.000%, TBA, 15 Year Maturity(c)	1,750,000	1,800,859

		18,252,415

Federal National Mortgage Association (35.7%)
Pool #697146, 5.500%, 03/01/23	142,495	156,304
Pool #655219, 3.500%, 08/01/32	161,223	167,113
Pool #254793, 5.000%, 07/01/33	219,913	237,824
Pool #730727, 5.000%, 08/01/33	412,471	450,188
Pool #745350, 5.500%, 03/01/34(a)	1,121,053	1,225,491

See Notes to Schedules of Portfolio Investments.

Pool #725703, 6.000%, 08/01/34(a)	1,360,853	1,516,974
Pool #725773, 5.500%, 09/01/34(a)	2,424,562	2,648,919
Pool #735500, 5.500%, 05/01/35	439,762	480,181
Pool #831017, 6.000%, 09/01/35	499,407	552,330
Pool #888344, 5.000%, 10/01/35	610,991	660,560
Pool #255933, 5.500%, 11/01/35	585,087	638,862
Pool #AE0115, 5.500%, 12/01/35(a)	1,460,292	1,601,861
Pool #745087, 5.500%, 12/01/35	345,831	377,617
Pool #745428, 5.500%, 01/01/36	367,900	401,714
Pool #995213, 6.000%, 07/01/36	498,370	551,183
Pool #889140, 5.500%, 05/01/37	460,235	505,411
Pool #995082, 5.500%, 08/01/37	250,006	273,141
Pool #976965, 6.000%, 02/01/38	256,521	285,389
Pool #889529, 6.000%, 03/01/38	791,402	877,990
Pool #995724, 6.000%, 04/01/39	742,650	823,903
Pool #AD0439, 6.000%, 07/01/39	492,622	542,979
2.500%, TBA, 15 Year Maturity(c)	500,000	502,580

		15,478,514

Total U.S. Government Agency Mortgages (Cost $33,305,095)		33,730,929

Money Market Fund (9.5%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	4,137,172	4,137,172

Total Money Market Fund (Cost $4,137,172)		4,137,172

Total Investments (Cost $45,272,901) — 106.9%		46,464,363

Liabilities in excess of other assets — (6.9)%		(2,982,395)

Net Assets — 100.0%		$43,481,968

(a)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

TBA	–	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Maryland Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (83.3%)
Maryland (76.5%)
Baltimore, GO, 5.000%, 10/15/19	545,000	677,152
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500,000	562,710
Baltimore, Series A, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, AGM	500,000	561,010
Baltimore Sewer Improvement, Wastewater Projects, Series C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	500,000	566,820
Baltimore Sewer Improvement, Wastewater Projects, Series C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215,000	241,750
Charles County, GO, 4.000%, 04/01/17	500,000	577,395
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500,000	579,785
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @ 100	750,000	822,750
Frederick County, GO, 5.000%, 12/01/15	500,000	581,355
Frederick County, GO, 5.000%, 12/01/18	500,000	624,475
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	750,000	837,810
Howard County, GO, 5.000%, 02/15/15	1,000,000	1,134,610
Maryland Community Development Administration, Department of Housing & Community Development, RB, 5.000%, 09/01/27, Callable 03/01/17 @ 100, AMT	500,000	509,305
Maryland Community Development Administration, Department of Housing & Community Development Residential, Series B, RB, 5.250%, 09/01/35, Callable 03/01/20 @ 100	300,000	316,269
Maryland Environmental Service, RB, 5.000%, 11/01/22, Callable 11/01/20 @ 100	500,000	594,215
Maryland Health & Higher Educational Facilities Authority, RB, 5.750%, 07/01/34	750,000	806,228
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,000,000	1,104,050
Maryland State, GO, 5.250%, 03/01/17	590,000	719,641
Maryland State, Series C, GO, 5.000%, 03/01/21, Callable 03/01/19 @ 100	500,000	611,370
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750,000	937,822
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	500,000	580,285
Montgomery County Revenue Authority, Lease, College Arts Center Project, Series A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	500,000	521,475
Prince George’s County, COP, 5.000%, 10/01/23, Callable 10/01/20 @ 100	500,000	590,035
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375,000	440,561
Wicomico County, GO, 4.000%, 02/01/20	250,000	288,430

		15,787,308

New York (2.7%)
Monroe County Industrial Development Corp., Unity Hospital Rochester Project, RB, 5.500%, 08/15/40, FHA, Callable 02/15/21 @ 100	500,000	546,840

Puerto Rico (4.1%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750,000	851,355

Total Municipal Bonds (Cost $15,621,637)		17,185,503

See Notes to Schedules of Portfolio Investments.

Money Market Fund (15.6%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.02%(a)	3,229,558	3,229,558

Total Money Market Fund (Cost $3,229,558)		3,229,558

Total Investments (Cost $18,851,195) — 98.9%		20,415,061

Other assets in excess of liabilities — 1.1%		222,458

Net Assets — 100.0%		$20,637,519

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

AGM	–	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	–	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	–	Income subject to Alternative Minimum Tax

COP	–	Certificate of Participation

FHA	–	Security guaranteed by Federal Housing Administration

GO	–	General Obligation

RB	–	Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (94.3%)
North Carolina (85.2%)
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855,000	1,982,457
Charlotte Douglas Airport Revenue, Series B, 5.000%, 07/01/36, Callable 07/01/21 @ 100	1,000,000	1,013,590
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21, Callable 07/01/18 @ 100	1,080,000	1,291,550
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Series A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000,000	1,100,740
Greensboro, Series C, GO, 5.000%, 02/01/19	1,385,000	1,737,635
Greensboro, Enterprise System, Series A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605,000	1,798,338
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100, AGM	1,000,000	1,092,680
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, AGM	2,000,000	2,122,560
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	2,000,000	2,079,540
North Carolina Capital Facilities Finance Agency, Duke University Project, Series A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	1,000,000	1,037,650
North Carolina Eastern Municipal Power Agency, RB, 6.000%, 01/01/18, AMBAC	1,010,000	1,238,735
North Carolina Eastern Municipal Power Agency, Power System, Series C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500,000	521,000
North Carolina Infrastructure Finance Corp., Series A, COP, 5.000%, 02/01/15	2,290,000	2,581,471
North Carolina Medical Care Commission, RB, 5.000%, 10/01/20	1,215,000	1,420,870
North Carolina Medical Care Commission Health Care Facilities, Series A, RB, 6.125%, 10/01/39, Callable 10/01/14 @ 100	750,000	782,347
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Series A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290,000	1,361,002
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.000%, 12/01/29, Callable 10/01/18 @ 100	750,000	832,680
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000,000	2,240,080
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, AGM	500,000	522,805
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, AGM	500,000	518,360
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20, Sinkable 01/01/19 @ 100	1,600,000	2,018,064
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30, Callable 01/01/19 @ 100	3,000,000	3,223,350
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.250%, 01/01/15	1,000,000	1,121,300
North Carolina State, Series A, GO, 5.000%, 03/01/16	1,000,000	1,131,850
North Carolina State, Series C, GO, 5.000%, 05/01/20	2,000,000	2,547,820
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40, Callable 02/01/20 @ 100	1,500,000	1,582,665
Wake County, Series C, GO, 5.000%, 03/01/23	1,000,000	1,287,940
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100(a)	2,000,000	2,229,040

		42,418,119

See Notes to Schedules of Portfolio Investments.

Puerto Rico (9.1%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	720,000	776,736
Puerto Rico Electric Power Authority, Series NN, RB, 5.500%, 07/01/20	375,000	435,131
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,400,000	1,452,976
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/42, Callable 02/01/20 @ 100	650,000	690,008
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,100,000	1,205,006

		4,559,857

Total Municipal Bonds (Cost $43,708,936)		46,977,976

Money Market Fund (4.5%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.02%(a)	2,247,316	2,247,316

Total Money Market Fund (Cost $2,247,316)		2,247,316

Total Investments (Cost $45,956,252) — 98.8%		49,225,292

Other assets in excess of liabilities — 1.2%		583,762

Net Assets — 100.0%		$49,809,054

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

COP	– Certificate of Participation

ETM	– Escrowed to Maturity

GO	– General Obligation

RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans (90.7%)
Aerospace/Defense (3.0%)
AM General LLC, Synthetic Letter of Credit, 3.300%, 09/28/12(a)(b)(c)	657,485	602,697
AM General LLC, Term Loan, 3.300%, 09/30/13(a)(b)(c)	10,989,571	10,073,810
DAE Aviation Holdings, Inc., Tranche B2 Term Loan, 5.430%, 07/31/14(a)(b)	10,409,474	10,149,237
DAE Aviation Holdings, Inc., Tranche B1 Term Loan, 5.430%, 07/31/14(a)(b)	10,890,312	10,618,054
Delos Aircraft, Inc., Term Loan B2, 7.000%, 03/17/16(a)(b)	9,114,808	9,130,029
DigitalGlobe, Inc., Term Loan B1, 5.750%, 10/07/18(a)(b)	23,385,000	22,917,300
Huntington Ingalls Industries, Inc., Term Loan A, 3.060%, 03/30/16(a)(b)	12,815,688	12,495,295
MacAndrews AMG Holdings LLC, Term Loan, 6.330%, 04/17/12(a)(b)	19,488,370	18,806,277
Sequa Corp., Term Loan, 3.690%-3.840%, 12/03/14(a)(b)	4,723,085	4,589,280
Sequa Corp., Incremental Term Loan, 6.250%, 12/03/14(a)(b)	3,850,000	3,878,875
Transdigm, Inc., New Term Loan B, 4.000%, 02/14/17(a)(b)	4,247,100	4,207,305

		107,468,159

Auto Manufacturers (1.3%)
Autoparts Holding Ltd., 1st Lien Term Loan, 6.500%, 07/28/17(a)(b)	4,618,425	4,608,819
Chrysler Group LLC, Term Loan, 6.000%, 05/24/17(a)(b)(c)	20,487,112	19,344,956
Delphi Corp., Term Loan B, 3.500%, 03/31/17(a)(b)	23,421,900	23,304,790

		47,258,565

Auto Parts & Equipment (1.9%)
Allison Transmission, Inc., Term Loan B, 2.780%, 08/07/14(a)(b)	21,940,001	21,339,722
HHI Holdings LLC, New Term Loan B, 7.000%-7.750%, 03/21/17(a)(b)	9,815,825	9,656,318
Metaldyne, New Term Loan B, 5.250%, 05/18/17(a)(b)	3,577,963	3,519,821
Remy International, Inc., Term Loan B, 6.250%, 12/16/16(a)(b)	6,920,100	6,793,255
Tenneco, Inc., Tranche B Term Loan, 4.800%, 06/03/16(a)(b)	5,097,375	5,080,401
TI Automotive Ltd., Term Loan, 9.500%, 07/29/16(a)(b)	6,047,065	6,016,830
Tomkins LLC, New Term Loan B, 4.250%, 09/29/16(a)(b)(c)	15,938,096	15,861,752

		68,268,099

Building Materials (0.3%)
Armstrong World Industries, Inc., New Term Loan B, 4.000%, 03/09/18(a)(b)	5,194,009	5,134,641
Goodman Global Holdings, Inc., 1st Lien Term Loan, 5.750%, 10/28/16(a)(b)	5,114,929	5,105,364
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9.000%, 10/30/17(a)(b)	890,909	891,836

		11,131,841

Chemicals (4.0%)
Ashland, Inc., Term Loan B, 3.750%, 08/23/18(a)(b)	32,296,658	32,345,103
Chemtura Corp., Term Loan B, 5.500%, 08/27/16(a)(b)	4,035,000	4,045,088
Houghton International, Inc., New Term Loan B, 6.750%, 01/29/16(a)(b)	4,387,662	4,356,597
Huntsman International LLC, Non-Extended Term Loan B, 1.930%, 04/21/14(a)(b)(c)	4,702,648	4,569,422
Huntsman International LLC, Extended Term Loan B, 2.880%, 04/19/17(a)(b)	7,573,385	7,235,309
INEOS U.S. Finance LLC, Term Loan B2, 7.500%, 12/16/13(a)(b)(c)	11,354,240	11,507,522
INEOS U.S. Finance LLC, Term Loan C2, 8.000%, 12/16/14(a)(b)(c)	10,322,678	10,513,648
MacDermid, Inc., Term Loan B, 2.300%, 04/11/14(a)(b)	2,865,102	2,785,595
Momentive Specialty Chemicals, Inc., Term Loan C3, 2.500%, 05/03/13(a)(b)	1,762,355	1,624,909
Momentive Specialty Chemicals, Inc., Term Loan C5, 2.880%, 05/05/12(a)(b)	2,923,469	2,791,913
Momentive Specialty Chemicals, Inc., Extended Term Loan C1, 4.060%, 05/05/15(a)(b)	3,213,356	3,098,896
Momentive Specialty Chemicals, Inc., Extended Term Loan C2, 4.380%, 05/05/15(a)(b)	1,361,992	1,313,478
Nexeo Solutions, LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	13,731,238	13,319,301

See Notes to Schedules of Portfolio Investments.

Omnova Solutions, Inc., Term Loan B, 5.750%, 05/31/17(a)(b)	1,881,000	1,843,380
PolyOne Corp., Term Loan, 5.000%, 11/01/17(a)(b)	2,890,000	2,887,255
Styron S.A.R.L LLC, New Term Loan B, 6.000%, 08/02/17(a)(b)	19,391,982	16,713,561
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	19,391,954	18,643,618

		139,594,595

Commercial Services (3.0%)
Acosta, Inc., Term Loan, 4.750%-5.500%, 03/01/18(a)(b)	4,452,625	4,341,309
Booz Allen Hamilton, Inc., Term Loan B, 4.000%, 08/03/17(a)(b)	2,203,350	2,193,435
Catalina Marketing Corp., Term Loan, 3.050%, 10/01/14(a)(b)	9,082,154	8,650,752
Cengage Learning Acquisitions, Inc., Term Loan, 2.550%, 07/03/14(a)(b)	12,068,013	10,251,053
Hertz Corp. (The), Term Loan B, 3.750%, 03/09/18(a)(b)	11,801,000	11,566,868
Instant Web, Inc., Term Loan B, 3.670%, 08/07/14(a)(b)	9,949,854	9,327,989
Instant Web, Inc., Delayed Draw Term Loan, 3.670%, 08/07/14(a)(b)	2,148,806	2,014,506
Merrill Communications LLC, Term Loan, 7.500%, 12/24/12(a)(b)	2,824,065	2,699,637
Merrill Communications LLC, PIK 2nd Lien Term Loan, 13.750%-14.000%, 11/15/13(a)(b)	2,108,422	1,988,937
Moneygram International, Inc., Term Loan B, 4.500%, 11/17/17(a)(b)	11,873,846	11,673,534
Trans Union LLC, New Term Loan B, 4.750%, 02/12/18(a)(b)	4,630,013	4,608,807
Vertafore, Inc., Term Loan, 5.250%, 07/29/16(a)(b)	1,442,718	1,408,814
Vertafore, Inc., Term Loan, 5.250%, 07/29/16(a)(b)	4,420,363	4,316,485
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17(a)(b)	2,800,000	2,719,500
Walter Industries, Inc., Term Loan B, 4.000%, 04/02/18(a)(b)	20,442,600	20,218,958
Waste Industries USA, Inc., Term Loan B, 4.750%, 03/17/17(a)(b)	6,947,500	6,808,550

		104,789,134

Consumer Discretionary (0.1%)
Collective Brands Finance, Inc., Term Loan A, 3.030%-3.220%, 08/18/14(a)(b)	2,936,160	2,811,374

Consumer Staples (0.2%)
Revlon Consumer Products Corp., New Term Loan B, 4.750%, 11/17/17(a)(b)	7,437,971	7,337,038

Diversified Financial Services (6.5%)
Affinion Group, Inc., Term Loan B, 5.000%, 10/10/16(a)(b)	12,378,622	11,027,248
American Capital Holdings, Inc., Term Loan, 7.500%, 12/31/13(a)(b)	646,926	646,926
Asset Acceptance Capital Corp., New Term Loan B, 8.750%, 11/08/17(a)(b)	2,500,000	2,387,500
BNY ConvergEx Group LLC, Term Loan, 5.000%, 12/19/16(a)(b)	4,560,471	4,416,041
BNY ConvergEx Group LLC, Top Borrower Term Loan, 5.000%, 12/19/16(a)(b)	10,357,527	10,029,504
BNY ConvergEx Group LLC, Top Borrower 2nd Lien Term Loan, 8.750%, 12/18/17(a)(b)	2,631,015	2,499,464
BNY ConvergEx Group LLC, 2nd Lien Term Loan, 8.750%, 12/18/17(a)(b)	1,103,985	1,048,786
Fidelity National Information Solutions, Inc., New Term Loan B, 4.250%, 07/18/16(a)(b)(c)	2,950,000	2,943,067
First Data Corp., Term Loan B1, 3.040%, 09/24/14(a)(b)	8,531,872	7,726,720
First Data Corp., Term Loan B2, 3.040%, 09/24/14(a)(b)	25,559,776	23,147,700
First Data Corp., Term Loan B3, 3.040%, 09/24/14(a)(b)	4,984,679	4,514,275
Interactive Data Corp., New Term Loan B, 4.500%, 02/12/18(a)(b)	11,746,238	11,540,678
International Lease Finance Corp., Term Loan B1, 6.750%, 03/17/15(a)(b)	6,095,192	6,096,716
Metokote Corporation., New Term Loan, 10.000%, 11/27/13(a)(b)	1,820,918	1,804,985
Mondrian Investment Partners Ltd., Term Loan, 5.500%, 07/12/18(a)(b)	3,693,727	3,677,586
Moneygram International, Inc., Term Loan B1, 4.500%, 11/17/17(a)(b)	2,743,125	2,692,844
MSCI, Inc., Term Loan B1, 3.750%, 03/14/17(a)(b)	11,212,498	11,257,348
NDS Finance Ltd., New Term Loan B, 4.000%, 03/12/18(a)(b)	27,323,525	26,537,974
Nuveen Investments, Inc., 1st Lien Term Loan, 3.430%-3.580%, 11/13/14(a)(b)	9,146,700	8,717,994
Nuveen Investments, Inc., Extended Term Loan, 5.930%-6.080%, 05/12/17(a)(b)	7,508,300	7,200,460
Peach Holdings, Inc., PIK Term Loan, 8.250%-10.750%, 11/21/13(a)(b)	520,090	479,263
Springleaf Finance Corp., Term Loan, 5.500%, 05/10/17(a)(b)(d)	52,660,000	45,737,316
SunGard Data Systems, Inc., Tranche A, 2.040%-2.050%, 02/28/14(a)(b)	3,373,848	3,283,193
SunGard Data Systems, Inc., Incremental Term Loan, 3.780%, 02/28/14(a)(b)	3,000,000	2,955,000
VFH Parent LLC, Term Loan, 7.500%, 07/08/16(a)(b)	25,842,273	25,858,553

		228,227,141

See Notes to Schedules of Portfolio Investments.

Electric (2.2%)
Aeroflex, Term Loan B, 4.250%, 05/09/18(a)(b)	11,910,150	11,225,316
Calpine Corp., New Term Loan, 4.500%, 04/02/18(a)(b)	19,194,950	18,778,995
Equipower Resources Holdings LLC, Term Loan B, 5.750%, 01/26/18(a)(b)	2,137,900	2,009,626
FirstLight Power Resources, Inc., Term Loan B, 2.810%, 11/01/13(a)(b)	892,339	855,905
FirstLight Power Resources, Inc., 2nd Lien Term Loan, 4.810%, 05/01/14(a)(b)	4,720,000	4,238,560
GenOn Energy, Inc., Term Loan B, 6.000%, 12/01/17(a)(b)	7,509,938	7,477,720
MACH Gen LLC, Letter of Credit, 2.580%, 02/22/13(a)(b)	1,067,597	982,189
NRG Energy, Inc., New Term Loan B, 4.000%, 07/02/18(a)(b)	19,131,668	19,052,846
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.800%, 10/10/17(a)(b)	22,671,642	14,307,393

		78,928,550

Electrical Components & Equipment (0.3%)
Rovi Solutions Corp., Tranche A Term Loan, 2.800%, 02/08/16(a)(b)	5,355,000	5,314,838
Rovi Solutions Corp., Tranche B Term Loan, 4.000%, 02/07/18(a)(b)	5,314,838	5,274,976

		10,589,814

Electronics (0.7%)
DG FastChannel, Inc., Term Loan B, 5.750%, 07/26/18(a)(b)	11,969,850	11,710,583
Eagle Parent, Inc., Term Loan, 5.000%, 05/16/18(a)(b)	5,716,275	5,361,866
Ipayment Inc., Term Loan B, 5.750%, 05/08/17(a)(b)	6,436,127	6,331,540
Sophos Ltd., Incremental Term Loan B2, 7.630%, 06/15/16(a)(b)	1,835,775	1,831,185

		25,235,174

Energy (2.1%)
Aventine Renewable Energy Holdings, Inc., Term Loan B, 10.500%, 12/21/15(b)(e)	14,072,892	11,918,051
Brand Energy & Infrastructure Services, Inc., Revolver, 0.500%-2.250%, 02/05/13(a)(b)	7,500,000	6,225,000
Glenn Pool Oil, Term Loan, 4.500%, 05/02/16(a)(b)	57,067,969	56,782,629

		74,925,680

Entertainment (3.0%)
AMC Networks Inc., Term Loan B, 4.000%, 12/31/18(a)(b)	13,631,500	13,401,537
Barrington Broadcasting Group LLC, Term Loan B, 7.500%, 06/14/17(a)(b)	2,850,000	2,828,625
Caesars Entertainment Operating Co., Term Loan B2, 3.290%-3.420%, 01/28/15(a)(b)	5,029,462	4,359,940
Caesars Entertainment Operating Co., Term Loan B1, 3.420%, 01/28/15(a)(b)	8,285,000	7,182,101
Caesars Entertainment Operating Co., Incremental Term Loan B4, 9.500%, 10/31/16(a)(b)	4,052,632	4,024,506
Carmike Cinemas, Inc., Term Loan B, 5.500%, 01/27/16(a)(b)	5,031,072	4,975,378
CCM Merger, Inc., New Term Loan B, 7.000%, 03/01/17(a)(b)	3,179,214	3,144,783
Cinedigm Digital Funding I LLC, Term Loan, 5.250%, 04/29/16(a)(b)	3,894,079	3,777,257
Emmis Operating Co., Term Loan, 4.420%-4.570%, 11/01/13(a)(b)	2,298,202	2,127,745
Harrah’s Operating Company, Term Loan B3, 3.420%-3.580%, 01/28/15(a)(b)	2,977,500	2,581,135
Hubbard Radio, Term Loan B, 5.250%, 04/28/17(a)(b)	6,323,225	6,200,744
Hubbard Radio, 2nd Lien Term Loan, 8.750%, 04/30/18(a)(b)	4,540,000	4,494,600
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/22/16(b)(e)	14,648,293	14,327,935
Kasima, LLC, Term Loan B, 5.000%, 03/31/17(a)(b)	11,910,000	11,731,350
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	3,276,824	3,246,120
Mediacom Illinois, LLC, Tranche D Term Loan, 5.500%, 01/30/15(a)(b)(c)	1,011,716	948,990
Sea World Parks & Entertainment, Inc., Term Loan B, 4.000%, 08/17/17(a)(b)	8,388,846	8,330,124
Six Flags Theme Parks, Inc., Term Loan B, 4.250%, 12/20/18(a)(b)(c)	7,660,000	7,613,657

		105,296,527

Food (1.7%)
Aramark Corp., Synthetic Letter of Credit, 2.170%, 01/27/14(a)(b)	1,155,561	1,132,808
Aramark Corp., Term Loan, 2.450%, 01/27/14(a)(b)	14,344,439	14,061,997
Burger King Corp., New Term Loan B, 4.500%, 10/19/16(a)(b)	4,284,813	4,199,116
Dean Foods Co., Tranche B Term Loan, 2.080%, 04/02/14(a)(b)	4,566,108	4,350,862
DineEquity, Inc., New Term Loan B, 4.250%-5.250%, 10/19/17(a)(b)	2,433,381	2,394,861
Dunkin’ Brands, Inc., Term Loan B2, 4.000%, 11/23/17(a)(b)	16,043,925	15,764,761
JBS USA Holdings Inc., Term Loan, 4.250%, 05/25/18(a)(b)	19,332,850	18,752,864

		60,657,269

See Notes to Schedules of Portfolio Investments.

Food Service (0.1%)
NPC International, Inc., New Term Loan B, 6.750%, 12/07/18(a)(b)(c)	4,615,000	4,615,000

Forest Products & Paper (0.3%)
Rock-Tenn Co., Term Loan B, 3.500%, 03/28/18(a)(b)	12,030,398	12,013,194

Health Care (10.7%)
Aptalis Pharma, Inc., Term Loan B, 0.750%-5.500%, 02/10/17(a)(b)	12,553,200	11,988,306
Ardent Medical Services, Inc., 1st Lien Term Loan, 6.500%, 09/15/15(a)(b)	10,855,662	10,713,236
Biomet, Inc., New Term Loan B, 3.290%-3.570%, 03/25/15(a)(b)	5,896,692	5,740,429
CareStream Health, Inc., Term Loan B, 5.000%, 02/25/17(a)(b)	26,783,634	23,965,192
Community Health Systems, Inc., Delayed Draw Term Loan, 2.550%, 07/25/14(a)(b)	3,088,410	2,988,037
Community Health Systems, Inc., Non Extended Term Loan, 2.550%-2.770%, 07/25/14(a)(b)(d)	55,487,649	53,684,301
Community Health Systems, Inc., Extended Term Loan B, 3.800%-4.020%, 01/25/17(a)(b)	7,471,943	7,211,247
Convatec, Inc., Term Loan, 5.750%, 12/22/16(a)(b)	6,053,850	5,981,991
CRC Health Corp., Term Loan, 5.080%, 11/16/15(a)(b)	4,161,089	3,744,980
DaVita, Inc., New Term Loan B, 4.500%, 10/20/16(a)(b)	6,494,400	6,491,153
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	29,253,816	25,450,820
Harlan Sprague Dawley, Inc., Term Loan B, 3.890%, 07/11/14(a)(b)	4,753,606	3,892,015
HCA, Inc., Term Loan B, 2.550%, 11/18/13(a)(b)	2,531,929	2,488,887
HCA, Inc., Term Loan B3, 3.550%, 05/01/18(a)(b)(d)	36,840,135	34,832,347
HCA, Inc., Term Loan B2, 3.830%, 03/31/17(a)(b)	12,000,000	11,368,320
IASIS Healthcare LLC, Term Loan, 5.000%, 05/03/18(a)(b)(d)	29,432,588	28,347,408
Inc. Research, Inc., Term Loan B, 7.000%, 07/13/18(a)(b)	22,154,475	21,600,613
Inventiv Health, Inc., Combined Term Loan, 6.500%, 08/04/16(a)(b)	2,536,106	2,421,981
MultiPlan, Inc., New Term Loan B, 4.750%, 08/26/17(a)(b)	6,693,630	6,353,393
RPI Financial Trust, Term Loan Tranche 2, 4.000%, 05/09/18(a)(b)	76,714,500	76,330,927
Universal Health Services, Inc., New Term Loan B, 3.750%, 11/15/16(a)(b)	12,800,329	12,743,112
Vanguard Health Holding Co. II LLC, Term Loan B, 5.000%, 01/29/16(a)(b)	7,388,201	7,265,483
Warner Chilcott Co., LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	2,870,877	2,825,575
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	5,741,754	5,651,149
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	3,947,456	3,885,165

		377,966,067

Healthcare - Services (1.5%)
Capsugel Healthcare Ltd., Term Loan, 5.250%, 08/01/18(a)(b)	6,463,800	6,464,834
Emdeon, Inc., Term Loan B, 6.750%, 08/03/18(a)(b)	2,805,000	2,824,635
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.000%, 06/18/18(a)(b)	11,867,184	11,854,249
Grifols Inc., Term Loan B, 6.000%, 06/01/17(a)(b)	2,913,679	2,904,122
Health Management Associates, Inc., New Term Loan B, 4.500%, 11/16/18(a)(b)	4,640,000	4,613,088
Kinetic Concepts, Inc., Term Loan B2, 6.500%, 10/20/16(a)(b)	7,485,000	7,461,647
Kinetic Concepts, Inc., Term Loan B, 7.000%, 07/12/18(a)(b)	6,545,000	6,597,360
Regionalcare Hospital Partners, Inc., Term Loan B, 8.000%, 11/02/18(a)(b)	12,134,588	11,709,877

		54,429,812

Information Technology (1.3%)
Allen Systems Group, Inc., Add on Term Loan B, 6.500%, 11/20/15(a)(b)	5,766,622	5,665,706
Aspect Software, Inc., New Term Loan B, 6.250%, 05/06/16(a)(b)	3,866,038	3,851,541
CDWC LLC, Term Loan, 4.000%, 07/14/17(a)(b)	13,094,363	12,382,423
Flexera Software, Inc., New Term Loan B, 7.500%, 09/29/17(a)(b)	4,313,325	4,183,925
Flextronics International Ltd., Term Loan A-1, 2.550%, 10/01/14(a)(b)	448,203	438,190
Flextronics International Ltd., Term Loan A-2, 2.550%, 10/01/14(a)(b)	743,680	727,066
Flextronics International Ltd., Term Loan A, 2.550%, 10/01/14(a)(b)	1,897,429	1,855,040
Presidio, Inc., New Term Loan B, 7.250%, 03/31/17(a)(b)	9,943,750	9,794,594
Verint Systems Inc., Term Loan, 4.500%, 10/27/17(a)(b)	6,661,525	6,594,910

		45,493,395

See Notes to Schedules of Portfolio Investments.

Insurance (1.5%)
Asurion Corp., 1st Lien Term Loan, 5.500%, 05/24/18(a)(b)	30,855,682	30,187,039
Asurion Corp., 2nd Lien Term Loan, 9.000%, 05/24/19(a)(b)	9,605,000	9,440,947
Hub International Holdings, Inc., Term Loan, 3.080%, 06/13/14(a)(b)	780,229	743,901
Hub International Holdings, Inc., Delayed Draw Term Loan, 3.080%, 06/13/14(a)(b)	175,389	167,223
Hub International Holdings, Inc., Add on Term Loan B, 6.750%, 06/13/14(a)(b)	2,902,728	2,878,897
Sedgwick CMS Holdings, Inc., New Term Loan, 5.000%, 12/30/16(a)(b)	7,896,108	7,718,445

		51,136,452

Leisure Time (0.1%)
Clubcorp Operations, Inc., Term Loan B, 6.000%, 11/30/16(a)(b)	3,792,221	3,763,779

Lodging (2.3%)
Ameristar Casinos, Inc., Term Loan B, 4.000%, 04/13/18(a)(b)	7,190,663	7,159,239
Boyd Gaming Corp., Incremental Term Loan, 6.000%, 12/17/15(a)(b)	7,485,000	7,382,081
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.930%, 05/23/14(a)(b)	1,712,248	1,678,722
Las Vegas Sands LLC, Term Loan B, 1.930%, 05/23/14(a)(b)	8,531,365	8,364,321
Las Vegas Sands LLC, Delayed Draw Term Loan, 2.930%, 11/23/15(a)(b)	4,657,714	4,457,339
Las Vegas Sands LLC, Term Loan B, 2.930%, 11/23/16(a)(b)	13,561,179	12,977,777
Las Vegas Sands LLC, Delayed Draw Term Loan, 2.930%, 11/23/16(a)(b)	2,725,594	2,608,339
MGM Mirage, Class E Term Loan, 7.000%, 02/21/14(a)(b)	2,636,596	2,582,757
MGM Mirage, Class C Term Loan, 7.000%, 02/21/14(a)(b)	28,704,654	28,118,505
Seminole Tribe of Florida, Term Loan B1, 2.130%, 03/05/14(a)(b)	1,103,635	1,049,833
Seminole Tribe of Florida, Term Loan B2, 2.130%, 03/05/14(a)(b)	3,983,011	3,788,839
Seminole Tribe of Florida, Term Loan B3, 2.130%, 03/05/14(a)(b)	1,765,657	1,679,581

		81,847,333

Machinery Diversified (0.5%)
Alliance Laundry Systems LLC, Term Loan B, 6.250%, 09/30/16(a)(b)	3,542,684	3,527,911
Milacron LLC, Term Loan B, 7.500%, 05/15/17(a)(b)	9,750,000	9,603,750
NACCO Materials Handling Group, Inc., 1.800%-2.400%, 03/21/13(a)(b)	3,307,500	3,257,888

		16,389,549

Media (8.6%)
Block Communications, Inc., Term Loan, 2.300%, 12/21/12(a)(b)	959,184	944,796
CCO Holdings LLC, 3rd Lien Term Loan, 2.760%, 09/05/14(a)(b)(d)	36,174,084	34,817,556
Charter Communications Operating, LLC, Term Loan C, 3.830%, 09/06/16(a)(b)	9,849,746	9,614,239
Clear Channel Communications, Inc., Delayed Draw Term Loan 2, 0.180%-3.950%, 01/29/16(a)(b)	896,544	640,706
Clear Channel Communications, Inc., Term Loan B, 3.950%, 01/28/16(a)(b)	13,555,348	10,002,762
Clear Channel Communications, Inc., Term Loan C, 3.950%, 01/28/16(a)(b)	30,273,024	21,645,212
Clear Channel Communications, Inc., Delayed Draw Term Loan 1, 3.950%, 01/29/16(a)(b)	787,669	562,900
FoxCo Acquisition Sub LLC, Term Loan B, 4.750%, 07/14/15(a)(b)	5,112,435	4,984,573
Getty Images, Inc., New Term Loan, 5.250%, 11/07/16(a)(b)	7,124,705	7,121,713
Gray Television, Inc., Term Loan B, 3.800%, 12/31/14(a)(b)	19,777,841	19,082,848
Insight Midwest Holdings, LLC, Initial Term Loan, 2.050%, 04/07/14(a)(b)	20,587,128	20,286,967
Insight Midwest LP, Term Loan A, 1.300%, 10/07/13(a)(b)	11,813,515	11,665,846
Lamar Media Corp., Term Loan B, 4.000%, 12/30/16(a)(b)	1,542,880	1,538,251
Media General, Inc., Term Loan, 5.250%-5.320%, 03/29/13(a)(b)	19,463,081	17,516,773
Mediacom Broadband LLC, Tranche F Term Loan, 4.500%, 10/23/17(a)(b)	4,585,175	4,444,777
Mediacom Illinois LLC, Tranche D Term Loan, 5.500%, 03/31/17(a)(b)	3,550,588	3,512,135
Nielsen Finance LLC, Class A, 2.300%, 08/09/13(a)(b)	3,123,521	3,077,231
Radio One, Inc., Term Loan B, 7.500%, 03/23/16(a)(b)	20,579,488	19,046,316
San Juan Cable Holdings, LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	7,268,475	7,032,249
San Juan Cable, LLC, 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,363,287
Summit Entertainment LLC, New Term Loan, 7.500%, 09/07/19(a)(b)	17,476,030	17,213,890
Syniverse Technologies, Inc., Term Loan B, 5.250%, 12/21/17(a)(b)	10,159,980	10,138,847
Telesat Canada, Term Loan II, 3.300%, 10/31/14(a)(b)	321,607	316,898
Telesat Canada, Term Loan I, 3.300%, 10/31/14(a)(b)	3,743,926	3,689,115
Tribune Co., Term Loan B, 5.250%, 06/04/14(a)(b)(c)(f)(g)	7,000,000	4,074,560

See Notes to Schedules of Portfolio Investments.

Univision Communications, Inc., Initial Term Loan, 2.300%, 09/29/14(a)(b)	28,106,616	26,771,552
Village Roadshow Ltd., Term Loan A2, 5.500%, 05/27/15(b)(e)	26,705,800	25,904,626
Weather Channel Interactive, Inc. (The), New Term Loan B, 4.250%, 02/13/17(a)(b)	5,845,825	5,818,408

		302,829,033

Mining (0.9%)
American Rock Salt Holdings LLC, Term Loan, 5.500%, 04/25/17(a)(b)	3,495,293	3,447,232
Fairmount Minerals Ltd., New Term Loan B, 5.250%, 03/15/17(a)(b)	8,621,100	8,568,770
Novelis, Inc., Term Loan, 3.750%, 03/10/17(a)(b)	21,819,600	21,419,647

		33,435,649

Miscellaneous Manufacturer (1.2%)
Capital Safety Group Ltd., Term Loan B, 12/14/18(a)(b)(c)(h)	7,660,000	7,612,125
Clarke American Corp., Term Loan B, 2.800%-3.080%, 03/26/14(a)(b)	17,157,689	14,455,353
Manitowoc Co., Inc., New Term Loan B, 4.250%, 11/13/17(a)(b)	3,710,100	3,621,985
Sensata Technologies, Term Loan, 4.000%, 05/11/18(a)(b)	15,158,825	14,972,523

		40,661,986

Oil & Gas (4.1%)
Buffalo Coast Terminals LLC, Term Loan B, 7.500%, 10/31/17(a)(b)	2,398,988	2,398,988
CITGO Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	2,262,857	2,257,200
CITGO Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,940,000	3,994,884
Frac Tech International LLC, Term Loan B, 6.250%, 05/06/16(a)(b)(d)	31,317,816	30,830,198
MEG Energy Corp., New Term Loan B, 4.000%, 03/16/18(a)(b)	26,014,800	25,876,661
Obsidian Holdings LLC, Tranche A, 11/02/15(a)(b)(c)(h)	3,408,458	3,382,894
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	34,020,263	33,850,162
TPF Generation Holdings LLC, Term Loan B, 2.580%, 12/13/13(a)(b)	7,150,316	6,926,868
TPF Generation Holdings LLC, Letter of Credit, 2.580%, 12/13/13(a)(b)	3,923,773	3,801,156
TPF Generation Holdings LLC, 2nd Lien Term Loan C, 4.830%, 12/15/14(a)(b)	10,250,000	9,594,000
Western Refining, Inc., New Term Loan B, 7.500%, 03/15/17(a)(b)	20,425,650	20,438,518

		143,351,529

Packaging & Containers (1.0%)
Anchor Glass Container Corp., 1st Lien Term Loan, 6.000%, 03/02/16(a)(b)	1,093,113	1,088,336
Berry Plastics Corp., Term Loan C, 2.280%, 04/03/15(a)(b)	6,981,675	6,646,555
Reynolds Group Holdings, Inc., Term Loan E, 6.500%, 02/09/18(a)(b)	5,139,837	5,102,367
Reynolds Group Holdings, Inc., Term Loan, 6.500%, 08/09/18(a)(b)(c)	24,260,353	24,082,768

		36,920,026

Real Estate (6.0%)
CB Richard Ellis Services, Inc., Term Loan A, 2.530%, 11/07/15(a)(b)	19,016,667	18,826,500
CB Richard Ellis Services, Inc., New Term Loan B, 3.530%, 11/06/16(a)(b)	3,179,551	3,146,960
CB Richard Ellis Services, Inc., New Term Loan C, 3.550%, 03/05/18(a)(b)	30,740,525	30,029,804
CB Richard Ellis Services, Inc., New Term Loan D, 3.780%, 09/04/19(a)(b)	46,750,087	45,669,226
Grizzly Ventures LLC, Term Loan B, 3.300%, 12/02/14(a)(b)	17,858,667	17,769,373
Istar Financial, Inc., Term Loan A1, 5.000%, 06/28/13(a)(b)(d)	75,043,545	74,443,196
Istar Financial, Inc., Term Loan A2, 7.000%, 06/30/14(a)(b)	17,600,000	16,973,088
Mattamy Funding Partnership, Term Loan B, 2.630%, 04/11/13(a)(b)	2,861,722	2,654,248
Realogy Corp., Letter of Credit, 3.200%, 10/10/13(a)(b)	187,143	173,693
Realogy Corp., Term Loan, 3.440%, 10/10/13(a)(b)	1,758,507	1,632,123

		211,318,211

Retail (4.3%)
Capital Automotive LP, New Term Loan B, 5.000%, 03/10/17(a)(b)	57,425,437	56,133,365
Dollar General Corp., Term Loan B, 3.030%-3.560%, 07/07/14(a)(b)(c)	6,652,717	6,641,341
Dollar General Corp., Term Loan B2, 3.030%-3.330%, 07/07/14(a)(b)	2,566,695	2,560,125
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, 12/22/17(a)(b)	7,395,455	7,335,404
J Crew Operating Corp., New Term Loan B, 4.750%, 03/07/18(a)(b)	4,987,469	4,673,956
Jo-Ann Stores, Inc., Term Loan, 4.750%, 03/16/18(a)(b)	12,437,500	11,823,461
Leslie’s Poolmart, Inc., Term Loan B, 4.500%, 11/21/16(a)(b)	9,315,900	9,121,850
Lord & Taylor Ltd., Term Loan B, 12/21/18(a)(b)(c)(h)	8,620,000	8,598,450

See Notes to Schedules of Portfolio Investments.

Michaels Stores, Inc., Term Loan B1, 2.690%-2.880%, 10/31/13(a)(b)	3,703,058	3,635,181
NBTY, Inc., New Term Loan B, 4.250%, 10/02/17(a)(b)	9,075,518	8,962,074
Neiman Marcus Group, Inc. (The), New Term Loan, 4.750%, 05/16/18(a)(b)	2,000,000	1,925,000
PETCO Animal Supplies, Inc., New Term Loan, 4.500%, 11/24/17(a)(b)	16,602,300	16,147,895
Pilot Travel Centers LLC, New Term Loan B, 4.250%, 03/30/18(a)(b)	13,128,047	13,117,151

		150,675,253

Semiconductors (0.9%)
Freescale Semiconductor, Inc., Term Loan B, 4.550%, 12/01/16(a)(b)	17,817,817	17,007,107
Microsemi Corp., New Term Loan B, 5.750%, 02/02/18(a)(b)	9,234,412	9,204,400
NXP B.V., Term Loan A2, 5.500%, 03/03/17(a)(b)(c)	6,448,838	6,231,189

		32,442,696

Software (0.2%)
Datatel, Inc., Term Loan B, 07/13/18(a)(b)(c)(h)	5,745,000	5,741,438
VeriFone Inc., New Term Loan B, 4.250%, 12/31/18(a)(b)(c)	2,660,000	2,645,051

		8,386,489

Telecommunication Services (10.1%)
Airvana, Inc., Term Loan B, 10.000%, 03/25/15(a)(b)	6,722,571	6,710,000
Atlantic Broadband Finance LLC, New Term Loan B, 4.000%, 03/08/16(a)(b)	4,928,406	4,818,551
Avaya, Inc., Term Loan B, 3.260%, 10/24/14(a)(b)(c)	16,298,514	15,544,708
BBHI Acquisition LLC, Term Loan B, 4.500%, 12/14/17(a)(b)	7,603,200	7,501,849
Bragg Communications, Inc., Term Loan B, 3.020%, 08/31/14(a)(b)	2,771,429	2,733,322
Consolidated Communications, Inc., Term Loan B, 2.800%, 12/31/14(a)(b)	5,115,000	4,808,100
CSC Holdings, Inc., Term Loan A4, 1.030%, 10/31/16(a)(b)	18,720,000	18,164,203
Cumulus Media, Inc., Term Loan, 5.750%, 09/17/18(a)(b)	41,645,000	40,767,540
Cumulus Media, Inc., 2nd Lien Term Loan, 7.500%, 02/11/19(a)(b)	2,330,000	2,263,013
Entercom Radio, LLC, Term Loan B, 6.250%-7.250%, 11/23/18(a)(b)	4,615,000	4,596,032
Integra Telecom, Inc., New Term Loan B, 9.250%, 04/15/15(a)(b)	7,338,250	6,329,241
Intelsat Jackson Holdings Ltd., Term Loan, 3.390%, 02/03/14(a)(b)	22,550,000	21,422,500
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.250%, 04/02/18(a)(b)(d)	57,481,150	56,978,190
Level 3 Financing, Inc., Term Loan B3, 5.750%, 08/31/18(a)(b)	25,515,000	25,113,139
Level 3 Financing, Inc., Term Loan B2, 5.750%, 09/03/18(a)(b)	48,010,000	47,253,842
Level 3 Financing, Inc., Term Loan A, 2.650%, 03/13/14(a)(b)	7,730,000	7,370,091
LIN Television Corp., Term Loan B, 5.000%, 12/21/18(a)(b)	5,745,000	5,723,456
MetroPCS Wireless, Inc., New Term Loan B, 4.060%, 03/16/18(a)(b)	25,276,334	24,492,768
NeuStar, Inc., Term Loan B, 5.000%, 11/08/18(a)(b)	13,999,913	13,999,913
Telcordia Technologies, Inc., Term Loan B, 6.750%, 04/29/16(a)(b)	8,473,609	8,452,425
Telx Group, Inc., Term Loan B, 7.750%, 09/26/17(a)(b)	6,483,750	6,451,331
Tower Co. Finance LLC, Term Loan B, 5.250%, 02/02/17(a)(b)	5,463,712	5,440,929
UPC Financing Partnership, Term Loan N, 2.050%, 12/31/14(a)(b)	1,000,000	953,330
UPC Financing Partnership, Term Loan T, 3.800%, 12/30/16(a)(b)	220,210	211,126
UPC Financing Partnership, New Term Loan, 4.750%, 12/29/17(a)(b)	18,710,000	18,289,025
West Corp., Term Loan B2, 2.670%-2.900%, 10/24/13(a)(b)	1,949,568	1,929,371

		358,317,995

Telecommunications (2.9%)
CommScope, Inc., New Term Loan B, 5.000%, 01/14/18(a)(b)	4,967,463	4,920,272
Encompass Digital Media, Inc., Term Loan B, 7.750%, 02/25/16(a)(b)	8,441,213	8,356,800
LightSquared LP, PIK Term Loan B, 12.000%, 10/01/14(a)(b)	14,548,086	6,073,826
Vodafone Americas Finance, PIK Term Loan B, 6.250%, 07/11/16(b)(e)	46,455,000	46,106,588
Vodafone Americas Finance 2, PIK Term Loan, 6.880%, 08/11/15(b)(e)	21,208,771	21,155,749
Zayo Group, LLC, Term Loan, 7.000%, 12/01/16(a)(b)	14,775,000	14,676,451

		101,289,686

Textiles (0.2%)
Warnaco Inc., Term Loan, 3.750%, 06/15/18(a)(b)	7,268,475	7,213,962

Transportation (0.2%)
Avis Budget Car Rental LLC, Term Loan, 6.250%, 09/21/18(a)(b)	7,405,000	7,442,025

See Notes to Schedules of Portfolio Investments.

Utilities (1.5%)
Aes Corp., New Term Loan, 4.250%, 06/01/18(a)(b)	29,318,450	29,182,999
Astoria Generating Co. Acquisitions LLC, 2nd Lien Term Loan C, 4.170%, 08/23/13(a)(b)	24,890,000	21,778,750
Calpine Corp., Term Loan B2, 4.500%, 04/02/18(a)(b)	1,905,425	1,864,134

		52,825,883

Total Bank Loans (Cost $3,271,466,777)		3,207,283,964

Corporate Bonds (5.6%)
Auto Manufacturers (0.0%)(j)
General Motors Liquidation Co., 7.200%, 01/15/49(f)(i)	10,000,000	100,000
General Motors Liquidation Co., 8.375%, 07/15/49(f)(i)	10,000,000	100,000

		200,000

Auto Parts & Equipment (0.0%)(j)
Delphi Corp., 6.125%, 05/15/21, Callable 05/15/16 @ 103.06(a)	225,000	231,750

Diversified Financial Services (0.1%)
Ford Motor Credit Co. LLC, 3.875%, 01/15/15	5,000,000	4,981,340

Electric (1.2%)
General Cable Corp., 2.956%, 04/01/15, Callable 02/27/12 @ 100(d)	5,133,000	4,940,512
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(a)	38,426,252	38,041,990

		42,982,502

Healthcare - Products (0.1%)
Kinetic Concepts Inc./KCI USA, Inc., 10.500%, 11/01/18, Callable 11/01/15 @ 105.25(a)	2,500,000	2,450,000
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25	170,000	130,900

		2,580,900

Healthcare - Services (0.1%)
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19	420,000	352,800
MedImpact Holdings, Inc., 10.500%, 02/01/18, Callable 02/01/15 @ 105.25(a)(e)	1,315,000	1,117,750
Tenet Healthcare Corp., 6.250%, 11/01/18(a)	500,000	508,750

		1,979,300

Insurance (0.1%)
MBIA, Inc., 5.700%, 12/01/34	8,285,000	5,121,373

Media (0.0%)(j)
Block Communications, Inc., 8.250%, 12/15/15, Callable 03/01/12 @ 102.75(a)	100,000	101,875

Oil & Gas (0.1%)
SandRidge Energy, Inc., 4.206%, 04/01/14, Callable 03/19/12 @ 101	1,000,000	971,831
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	885,000	1,006,688
WPX Energy, Inc., 6.000%, 01/15/22, Callable 10/15/21 @ 100(a)	835,000	854,831

		2,833,350

Packaging & Containers (0.0%)(j)
Smurfit-Stone Container Corp., 8.000%, 03/15/17(f)	570,000	10,687
Smurfit-Stone Container Corp., 8.250%, 10/01/12(f)	1,800,000	33,750

		44,437

Pharmaceuticals (0.1%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	3,200,000	2,856,000

Pipelines (0.1%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38(d)	3,855,000	4,047,750

Semiconductors (0.0%)(j)
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81(e)	205,000	148,112

See Notes to Schedules of Portfolio Investments.

Software (0.0%)(j)
Emdeon, Inc., 11.000%, 12/31/19, Callable 12/31/2015 @ 106(a)	325,000	340,031

Telecommunication Services (3.6%)
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(d)	3,000,000	3,097,500
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	280,000	228,900
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(d)	1,800,000	1,741,500
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(d)	3,900,017	3,763,516
Intelsat Jackson Holdings SA, 7.500%, 04/01/21, Callable 04/01/16 @ 103.75(a)	1,250,000	1,264,063
Intelsat Luxembourg SA, PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(a)	21,745,000	20,983,925
iPCS, Inc., 2.554%, 05/01/13, Callable 03/19/12 @ 100(d)	10,318,000	9,569,945
Level 3 Communications, Inc., 11.875%, 02/01/19, Callable 02/01/15 @ 105.94	2,880,000	3,067,200
Level 3 Financing, Inc., 4.202%, 02/15/15, Callable 03/19/12 @ 100	500,000	445,000
Level 3 Financing, Inc., 8.125%, 07/01/19, Callable 07/01/15 @ 104.06(a)	4,065,000	4,004,025
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69	330,000	344,438
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(d)	3,440,000	3,646,400
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(d)	1,000,000	1,080,000
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75	5,000,000	5,100,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,427,500
Sprint Capital Corp., 8.750%, 03/15/32(d)	3,700,000	2,992,375
Sprint Nextel Corp., 9.000%, 11/15/18(a)	2,105,000	2,210,250
Sprint Nextel Corp., 11.500%, 11/15/21(a)	10,000,000	9,900,000
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(e)	7,958,000	7,281,570
UPCB Finance V Ltd., 7.250%, 11/15/21, Callable 11/15/16 @ 103.63(a)	1,400,000	1,417,500
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	15,816,959	11,585,922
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)	26,765,000	24,356,150
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	2,450,000	2,192,750
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(d)	4,750,000	4,674,005

		126,374,434

Transportation (0.1%)
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	2,000,000	1,800,000

Total Corporate Bonds (Cost $209,611,440)		196,623,154

Preferred Stocks (0.1%)
Diversified Financial Services (0.1%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	13,520	340,163
GMAC Capital Trust I, Series 2, 8.125%, 02/15/40, Callable 02/15/16 @ 25	186,000	3,597,240

		3,937,403

Total Preferred Stocks (Cost $4,988,000)		3,937,403

Convertible Preferred Stock (0.1%)
Auto Manufacturers (0.1%)
General Motors Co., Series B, 4.750%, 12/01/13	57,000	1,952,250

Total Convertible Preferred Stock (Cost $2,820,930)		1,952,250

Common Stock (0.0%)(j)
Auto Manufacturers (0.0%)
General Motors Co.	81,566	1,653,343

Total Common Stock (Cost $3,254,178)		1,653,343

Warrants (0.0%)(j)
Auto Manufacturers (0.0%)(j)
General Motors Co. Expires at 07/10/16 at 10.00 USD*	74,151	869,791

See Notes to Schedules of Portfolio Investments.

General Motors Co. Expires at 07/10/19 at 18.33 USD*	74,151	579,861

		1,449,652

Total Warrants (Cost $3,688,755)		1,449,652

Money Market Fund (4.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(k)	160,968,822	160,968,822

Total Money Market Fund (Cost $160,968,822)		160,968,822

Total Investments (Cost $3,656,798,902) — 101.1%		3,573,868,588

Liabilities in excess of other assets — (1.1)%		(38,719,834)

Net Assets — 100.0%		$3,535,148,754

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 91.0% of net assets as of December 31, 2011.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(f)	Security is in default.
(g)	Bankrupt issuer.
(h)	The security has not settled as of December 31, 2011 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(i)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 0.0 % of net assets as of December 31, 2011.
(j)	Less than 0.05% of Net Assets.
(k)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

PIK	– Payment in-kind

At December 31, 2011, the Fund’s unfunded loan commitments were as follows:

Borrower	Unfunded Commitments($)	Unrealized Appreciation (Depreciation)($)
Brand Energy & Infrastructure Services, Inc.	7,500,000	(1,222,439)

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans (0.2%)
Telecommunication Services (0.2%)
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.250%, 04/02/18(a)(b)	2,985,000	2,958,881
Level 3 Financing, Inc., Term Loan B3, 5.750%, 08/31/18(a)(b)	1,000,000	984,250

		3,943,131

Total Bank Loans (Cost $3,923,041)		3,943,131

Corporate Bonds (86.3%)
Advertising (0.5%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94	9,145,000	7,727,525
Checkout Holding Corp., 0.000%, 11/15/15, Callable 03/01/12 @ 67.84(a)(c)	5,850,000	3,100,500

		10,828,025

Aerospace/Defense (1.1%)
Ducommun, Inc., 9.750%, 07/15/18, Callable 07/15/15 @ 104.88(a)	3,165,000	3,212,475
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	7,430,000	7,615,750
Spirit AeroSystems, Inc., 6.750%, 12/15/20, Callable 12/15/15 @ 103.38	4,945,000	5,167,525
Spirit AeroSystems, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75	1,525,000	1,654,625
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	2,770,000	2,950,050
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,455,000	1,593,225

		22,193,650

Airlines (0.8%)
American Airlines, Inc., 7.500%, 03/15/16, Callable 03/15/13 @ 105.62(a)(d)(e)	3,590,000	2,566,850
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 02/27/12 @ 107.12(a)(e)	7,777,000	8,010,310
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)(e)	3,610,000	3,772,450
Delta Air Lines, Inc., Series 2007-1, Cl C, 8.954%, 08/10/14	1,536,392	1,532,551

		15,882,161

Auto Manufacturers (1.5%)
Chrysler Group LLC, 8.000%, 06/15/19, Callable 06/15/15 @ 104(a)(e)	2,650,000	2,424,750
Chrysler Group LLC, 8.250%, 06/15/21, Callable 06/15/16 @ 104.13(a)	5,350,000	4,868,500
Ford Motor Co., 7.450%, 07/16/31(e)	19,802,000	23,762,400

		31,055,650

Auto Parts & Equipment (1.7%)
AFFINIA Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(a)	1,854,000	2,011,590
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25	8,893,000	9,304,301
Delphi Corp., 5.875%, 05/15/19, Callable 05/15/14 @ 104.41(a)(e)	3,000,000	3,060,000
Delphi Corp., 6.125%, 05/15/21, Callable 05/15/16 @ 103.06(a)(e)	4,000,000	4,120,000
Exide Technologies, 8.625%, 02/01/18, Callable 02/01/15 @ 104.31	2,985,000	2,298,450
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	1,280,000	1,385,600
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06	1,280,000	1,408,000
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a)(e)	2,272,000	2,283,360
Visteon Corp., 6.750%, 04/15/19, Callable 04/15/14 @ 105.06(a)	7,625,000	7,605,938

		33,477,239

Banks (6.1%)
Ally Financial, Inc., 7.500%, 09/15/20	17,661,000	17,837,610

See Notes to Schedules of Portfolio Investments.

Ally Financial, Inc., 8.000%, 11/01/31	33,850,000	32,665,250
Ally Financial, Inc., 8.300%, 02/12/15	2,202,000	2,323,110
Bank of America Corp., 8.000%, 01/30/18(b)(f)	2,046,000	1,832,070
CIT Group, Inc., 7.000%, 05/01/16, Callable 03/01/12 @ 100	15,610,000	15,610,000
CIT Group, Inc., 7.000%, 05/01/17, Callable 03/01/12 @ 100	32,795,000	32,795,000
Provident Funding Associates LP / PFG Finance Corp., 10.125%, 02/15/19, Callable 02/15/15 @ 105.06(a)	2,685,000	2,067,450
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	3,455,000	3,221,787
Regions Bank, 6.450%, 06/26/37	2,825,000	2,337,688
Regions Bank, 7.500%, 05/15/18	2,050,000	2,029,500
Regions Financial Corp., 5.750%, 06/15/15	6,026,000	5,754,830
Regions Financial Corp., 7.750%, 11/10/14	4,745,000	4,768,725

		123,243,020

Beverages (0.1%)
Cott Beverages, Inc., 8.125%, 09/01/18, Callable 09/01/14 @ 104.06	1,500,000	1,620,000

Building Materials (1.2%)
Building Materials Corp. of America, 6.750%, 05/01/21, Callable 05/01/16 @ 103.38(a)	2,885,000	3,029,250
CEMEX Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(a)(e)	3,800,000	3,334,500
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(a)	11,650,000	10,718,000
USG Corp., 9.750%, 08/01/14(a)	5,845,000	5,874,225
USG Corp., 9.750%, 01/15/18	1,715,000	1,449,175

		24,405,150

Chemicals (1.5%)
Huntsman International LLC, 5.500%, 06/30/16, Callable 03/01/12 @ 100	2,505,000	2,454,900
Huntsman International LLC, 8.625%, 03/15/21, Callable 09/15/15 @ 104.31(e)	1,055,000	1,118,300
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	1,775,000	1,801,625
Kinove German Bondco GmbH, 9.625%, 06/15/18, Callable 06/15/14 @ 107.22(a)	4,050,000	3,847,500
LyondellBasell Industries, 6.000%, 11/15/21(a)	2,025,000	2,100,938
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	2,845,000	3,136,612
Oxea Finance & Cy SCA, 9.500%, 07/15/17, Callable 07/15/13 @ 107.12(a)	2,664,000	2,664,000
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(a)	4,610,000	4,621,525
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94(e)	3,025,000	3,289,687
TPC Group LLC, 8.250%, 10/01/17, Callable 10/01/13 @ 106.19	2,000,000	2,000,000
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)(c)	3,265,000	2,497,725

		29,532,812

Coal (1.2%)
Arch Coal, Inc., 7.000%, 06/15/19, Callable 06/15/15 @ 103.50(a)	9,955,000	10,154,100
Arch Coal, Inc., 7.250%, 06/15/21, Callable 06/15/16 @ 103.63(a)	2,905,000	2,984,888
Peabody Energy Corp., 6.250%, 11/15/21(a)	9,780,000	10,122,300

		23,261,288

Commercial Services (2.1%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	3,855,000	3,989,925
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.250%, 01/15/19, Callable 10/15/14 @ 104.13	4,945,000	4,907,912
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44(e)	3,095,000	2,700,388
Hertz Corp., 7.500%, 10/15/18, Callable 10/15/14 @ 103.75	2,580,000	2,696,100
Hertz Corp., 8.875%, 01/01/14, Callable 03/01/12 @ 100(e)	295,000	296,475
Iron Mountain, Inc., 7.750%, 10/01/19, Callable 10/01/15 @ 103.88	4,135,000	4,367,594
Iron Mountain, Inc., 8.000%, 06/15/20, Callable 06/15/2013 @ 104	1,515,000	1,577,494
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19, Callable 12/01/14 @ 107.12(a)	2,470,000	2,593,500
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(a)	3,465,000	3,490,987
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	4,175,000	4,456,812
Speedy Cash, Inc., 10.750%, 05/15/18, Callable 05/15/15 @ 105.38(a)	4,661,000	4,684,305
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	5,616,000	5,882,760

		41,644,252

See Notes to Schedules of Portfolio Investments.

Computers (0.7%)
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44	1,610,000	1,654,275
Seagate HDD Cayman, 7.000%, 11/01/21, Callable 05/01/16 @ 103.50(a)	1,845,000	1,891,125
Seagate HDD Cayman, 7.750%, 12/15/18, Callable 12/15/14 @ 103.88(a)	4,500,000	4,786,875
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(a)	532,000	601,825
SunGard Data Systems, Inc., 7.375%, 11/15/18, Callable 11/15/13 @ 105.53	1,375,000	1,407,656
SunGard Data Systems, Inc., 7.625%, 11/15/20, Callable 11/15/15 @ 103.81	3,490,000	3,585,975

		13,927,731

Cosmetics/Personal Care (0.4%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	7,065,000	7,515,394

Diversified Financial Services (3.9%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88(e)	3,200,000	3,352,000
American General Finance Corp., Series H, 5.375%, 10/01/12(e)	2,613,000	2,469,285
American General Finance Corp., Series H, 5.750%, 09/15/16	2,575,000	1,815,375
American General Finance Corp., Series I, 5.400%, 12/01/15	1,640,000	1,193,100
Community Choice Financial, Inc., 10.750%, 05/01/19, Callable 05/01/15 @ 105.38(a)	3,970,000	3,930,300
E*Trade Financial Corp., 6.750%, 06/01/16	2,075,000	2,012,750
Ford Motor Credit Co. LLC, 3.875%, 01/15/15	15,300,000	15,242,901
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,800,000	2,118,722
General Motors Financial Co., Inc., 6.750%, 06/01/18(a)(e)	5,290,000	5,395,800
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104	4,470,000	4,648,800
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 7.750%, 01/15/16, Callable 01/15/13 @ 103.88	2,195,000	2,277,313
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a)(b)	2,490,000	1,680,750
International Lease Finance Corp., 5.650%, 06/01/14, MTN	1,320,000	1,260,600
International Lease Finance Corp., 6.250%, 05/15/19	6,365,000	5,879,923
International Lease Finance Corp., 8.250%, 12/15/20	2,380,000	2,403,800
International Lease Finance Corp., 8.625%, 09/15/15	2,230,000	2,285,750
International Lease Finance Corp., 8.750%, 03/15/17	4,325,000	4,454,750
Springleaf Finance Corp., 6.900%, 12/15/17, MTN	13,975,000	10,062,000
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.80	5,570,000	5,375,050

		77,858,969

Electric (8.1%)
AES Corp. (The), 7.750%, 10/15/15	485,000	527,438
AES Corp. (The), 8.000%, 10/15/17	4,225,000	4,647,500
AES Corp. (The), 9.750%, 04/15/16	2,750,000	3,148,750
AES Ironwood LLC, 8.857%, 11/30/25	3,182,864	3,214,693
Calpine Corp., 7.500%, 02/15/21, Callable 11/01/15 @ 103.75(a)	4,600,000	4,922,000
Calpine Corp., 7.875%, 01/15/23, Callable 01/15/17 @ 103.94(a)	6,310,000	6,783,250
Edison Mission Energy, 7.000%, 05/15/17	2,740,000	1,781,000
Edison Mission Energy, 7.200%, 05/15/19	8,710,000	5,443,750
Edison Mission Energy, 7.500%, 06/15/13(e)	6,087,000	5,904,390
Edison Mission Energy, 7.750%, 06/15/16	1,045,000	762,850
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105	9,145,000	9,602,250
GenOn Energy, Inc., 9.500%, 10/15/18(e)	6,620,000	6,702,750
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(e)	30,629,000	31,088,435
Midwest Generation LLC, Series B, 8.560%, 01/02/16	5,564,190	5,619,832
NRG Energy, Inc., 7.625%, 01/15/18	2,135,000	2,135,000
NRG Energy, Inc., 7.625%, 05/15/19, Callable 05/15/14 @ 103.81(a)	12,240,000	11,995,200
NRG Energy, Inc., 7.875%, 05/15/21, Callable 05/15/16 @ 103.94(a)	23,400,000	22,815,000
NRG Energy, Inc., 8.250%, 09/01/20, Callable 09/01/15 @ 104.13	2,000,000	2,010,000
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	2,935,000	2,979,025
Texas Competitive Electric Holdings Co. LLC, 11.500%, 10/01/20, Callable 04/01/16 @ 105.75(a)(e)	35,835,000	30,414,956

		162,498,069

See Notes to Schedules of Portfolio Investments.

Electronics (0.3%)
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460,000	3,987,650
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	1,410,000	1,510,463

		5,498,113

Energy-Alternate Sources (0.2%)
First Wind Capital LLC, 10.250%, 06/01/18, Callable 06/01/14 @ 107.69(a)	5,075,000	4,986,188

Engineering & Construction (0.4%)
Abengoa Finance SAU, 8.875%, 11/01/17(a)	2,575,000	2,575,000
Aguila 3 S.A., 7.875%, 01/31/18, Callable 01/31/14 @ 105.91(a)	2,900,000	2,813,000
Dycom Investments, Inc., 7.125%, 01/15/21, Callable 01/15/16 @ 103.56	2,570,000	2,595,700

		7,983,700

Entertainment (1.8%)
Cinemark USA, Inc., 7.375%, 06/15/21, Callable 06/15/16 @ 103.69(e)	1,590,000	1,625,775
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	610,000	663,375
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106	9,745,000	9,598,825
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	11,185,000	12,694,975
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38(e)	3,780,000	3,704,400
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56(e)	4,295,000	4,606,387
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	2,395,000	2,610,550

		35,504,287

Environmental Control (0.4%)
Covanta Holding Corp., 7.250%, 12/01/20, Callable 12/01/15 @ 103.63	4,610,000	4,845,843
Darling International, Inc., 8.500%, 12/15/18, Callable 12/15/14 @ 104.25	2,330,000	2,586,300

		7,432,143

Food (0.6%)
JBS USA Finance, Inc., 7.250%, 06/01/21, Callable 06/01/15 @ 105.44(a)	6,890,000	6,424,925
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 03/01/12 @ 103.88	4,790,000	4,915,738

		11,340,663

Forest Products&Paper (0.2%)
Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16, Callable 06/01/13 @ 104(a)	3,575,000	3,575,000

Gas (0.3%)
Sabine Pass LNG LP, 7.250%, 11/30/13	1,845,000	1,863,450
Sabine Pass LNG LP, 7.500%, 11/30/16	3,685,000	3,703,425

		5,566,875

Hand/Machine Tools (0.2%)
Thermadyne Holdings Corp., 9.000%, 12/15/17, Callable 12/15/13 @ 106.75	4,860,000	5,030,100

Healthcare - Products (0.7%)
Kinetic Concepts Inc./KCI USA, Inc., 10.500%, 11/01/18, Callable 11/01/15 @ 105.25(a)	3,320,000	3,253,600
Rotech Healthcare, Inc., 10.500%, 03/15/18, Callable 03/15/15 @ 105.25(e)	740,000	569,800
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38	1,545,000	1,521,825
Universal Hospital Services, Inc., PIK, 8.500%, 06/01/15, Callable 03/01/12 @ 104.25	8,615,000	8,701,150

		14,046,375

Healthcare - Services (4.4%)
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 03/01/12 @ 105.62	5,925,000	6,117,563
Community Health Systems, Inc., 8.000%, 11/15/19, Callable 11/15/15 @ 104(a)(e)	18,130,000	18,311,300
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 03/01/12 @ 104.44(e)	10,351,000	10,687,407
GCB US Oncology, Inc. Escrow, 0.000%, 08/15/17(c)(e)*	3,420,000	42,750
HCA, Inc., 6.500%, 02/15/20	2,500,000	2,593,750
HCA, Inc., 7.500%, 02/15/22	31,200,000	31,902,000
Kindred Healthcare, Inc., 8.250%, 06/01/19, Callable 06/01/14 @ 106.19	5,880,000	4,939,200
Tenet Healthcare Corp., 6.250%, 11/01/18(a)	6,920,000	7,041,100
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19, Callable 02/01/14 @ 105.81	6,135,000	5,889,600

		87,524,670

See Notes to Schedules of Portfolio Investments.

Holding Companies-Divers (0.5%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	9,075,000	9,131,719

Home Builders (0.4%)
KB Home, 9.100%, 09/15/17	3,180,000	3,028,950
Standard Pacific Corp., 8.375%, 05/15/18	5,300,000	5,035,000

		8,063,950

Household Products/Wares (1.3%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31	1,555,000	1,729,938
Jarden Corp., 7.500%, 01/15/20, Callable 01/15/15 @ 103.75	4,450,000	4,739,250
Reynolds Group Holdings, 6.875%, 02/15/21, Callable 02/15/16 @ 103.44(a)	1,825,000	1,815,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19, Callable 08/15/15 @ 103.94(a)	17,845,000	18,648,025

		26,933,088

Insurance (3.3%)
American General Institutional Capital, Series B, 8.125%, 03/15/46(a)	2,750,000	2,488,750
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100(b)	22,475,000	20,002,750
Fairfax Financial Holdings Ltd., 7.375%, 04/15/18	274,000	294,579
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	9,575,000	5,170,500
Genworth Financial, Inc., 7.625%, 09/24/21	745,000	696,574
Hartford Financial Services Group, Inc., 8.125%, 06/15/68, Callable 06/15/18 @ 100(b)(e)	5,177,000	5,125,230
ILFC E-Capital Trust I, 4.340%, 12/21/65, Callable 03/01/12 @ 100(a)(b)	12,420,000	7,327,551
Liberty Mutual Group, Inc., 7.000%, 03/15/37, Callable 03/15/17 @ 100(a)(b)	2,730,000	2,293,200
Liberty Mutual Group, Inc., 7.800%, 03/15/37(a)	2,900,000	2,581,000
Liberty Mutual Group, Inc., 10.750%, 06/15/58, Callable 06/15/38 @ 100(a)(b)	2,740,000	3,438,700
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(b)	1,220,000	1,101,050
MBIA, Inc., 5.700%, 12/01/34	17,040,000	10,533,276
White Mountains Re Group Ltd., 7.506%, 06/30/17(a)(b)(f)	5,270,000	4,801,181

		65,854,341

Internet (0.4%)
Equinix, Inc., 7.000%, 07/15/21, Callable 07/15/16 @ 103.50	3,130,000	3,302,150
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	3,720,000	3,971,100

		7,273,250

Investment Companies (0.7%)
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62	12,375,000	13,380,469

Iron/Steel (0.9%)
APERAM, 7.375%, 04/01/16, Callable 10/01/13 @ 103.69(a)	2,700,000	2,308,500
APERAM, 7.750%, 04/01/18, Callable 04/01/15 @ 103.88(a)	2,550,000	2,116,500
JMC Steel Group, 8.250%, 03/15/18, Callable 03/15/14 @ 106.19(a)	13,650,000	13,308,750

		17,733,750

Leisure Time (0.3%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105	7,085,000	6,801,600

Lodging (1.5%)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19, Callable 07/01/15 @ 105.25(a)	8,365,000	7,904,925
Harrahs Operating, Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	12,320,000	13,074,600
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(e)	650,000	607,750
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(e)	6,570,000	5,995,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16, Callable 10/15/13 @ 104.31(a)	1,610,000	1,650,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17, Callable 11/01/13 @ 103.94	1,385,000	1,520,037

		30,752,687

See Notes to Schedules of Portfolio Investments.

Machinery-Construction & Mining (0.2%)
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104(e)	220,000	215,600
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	4,364,000	4,822,220

		5,037,820

Machinery-Diversified (0.3%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25(e)	4,805,000	5,063,269

Media (4.5%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 03/01/12 @ 102.75(a)	3,050,000	3,107,188
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,250,800
Cablevision Systems Corp., 8.000%, 04/15/20	3,940,000	4,225,650
CCO Holdings LLC, 7.250%, 10/30/17, Callable 10/30/13 @ 105.44	5,000,000	5,268,750
CCO Holdings LLC / Cap Corp., 6.500%, 04/30/21, Callable 04/30/15 @ 104.88	14,940,000	15,126,750
CCO Holdings LLC / Cap Corp., 7.375%, 06/01/20, Callable 12/01/15 @ 103.69	2,865,000	3,022,575
CCO Holdings LLC / Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	2,690,000	2,868,213
CCO Holdings LLC / Cap Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06	2,190,000	2,398,050
CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19, Callable 01/15/14 @ 105.25	4,985,000	5,196,862
Cequel Communications Holdings I LLC, 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	6,440,000	6,826,400
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	395,000	426,600
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	5,700,000	6,127,500
Echostar DBS Corp., 7.750%, 05/31/15	3,430,000	3,773,000
Echostar DBS Corp., 7.125%, 02/01/16	3,800,000	4,094,500
Entravision Communications Corp., 8.750%, 08/01/17, Callable 08/01/13 @ 106.56(e)	2,360,000	2,312,800
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	3,850,000	4,398,625
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	1,145,000	1,215,131
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44	1,975,000	2,024,375
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/19/12 @ 102.58	3,095,000	3,180,112
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/19/12 @ 102.58	705,000	724,388
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(a)	2,690,000	2,932,100
Sirius XM Radio, Inc., 7.625%, 11/01/18, Callable 11/01/14 @ 103.81(a)	2,910,000	3,055,500
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)(e)	3,130,000	3,396,050
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(a)	1,900,000	2,006,875
Univision Communications, Inc., 7.875%, 11/01/20, Callable 11/01/15 @ 103.94(a)	1,650,000	1,674,750

		90,633,544

Mining (1.3%)
Consolidated Minerals Ltd., 8.875%, 05/01/16, Callable 05/01/14 @ 104.44(a)	4,450,000	3,849,250
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19, Callable 11/01/15 @ 104.13(a)	8,870,000	9,025,225
Novelis, Inc., 8.375%, 12/15/17, Callable 12/15/13 @ 106.28	785,000	834,063
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38	2,900,000	3,110,250
Quadra FNX Mining Ltd., 7.750%, 06/15/19, Callable 06/15/15 @ 103.88(a)	4,565,000	5,164,156
Teck Cominco Ltd., 6.125%, 10/01/35	920,000	1,009,349
Vulcan Materials Co., 7.500%, 06/15/21(e)	3,345,000	3,612,600

		26,604,893

Miscellaneous Manufacturer (0.5%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	3,935,000	4,171,100
Polymer Group, Inc., 7.750%, 02/01/19, Callable 02/01/15 @ 103.88(a)	5,260,000	5,444,100

		9,615,200

See Notes to Schedules of Portfolio Investments.

Oil & Gas (4.3%)
Chesapeake Energy Corp., 6.500%, 08/15/17	1,295,000	1,379,175
Chesapeake Energy Corp., 6.625%, 08/15/20	7,000,000	7,507,500
Chesapeake Energy Corp., 6.875%, 11/15/20	1,530,000	1,637,100
Chesapeake Energy Corp., 7.250%, 12/15/18(e)	3,105,000	3,431,025
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	2,910,000	3,215,550
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	3,015,000	3,376,800
Comstock Resources, Inc., 7.750%, 04/01/19, Callable 04/01/15 @ 103.88	4,780,000	4,541,000
Connacher Oil and Gas Ltd., 8.500%, 08/01/19, Callable 08/01/15 @ 104.25(a)	5,420,000	4,905,100
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19, Callable 05/15/15 @ 103.25(a)	4,450,000	4,416,625
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31	4,865,000	5,278,525
Northern Tier Energy LLC / Northern Tier Finance Corp., 10.500%, 12/01/17, Callable 12/01/13 @ 107.88(a)	5,020,000	5,371,400
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	1,795,000	1,911,675
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510,000	2,660,600
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095,000	2,301,881
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130,000	2,279,100
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	3,895,000	4,109,225
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(a)	810,000	818,100
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38	6,825,000	7,046,812
United Refining Co., 10.500%, 02/28/18, Callable 02/28/15 @ 105.25	8,670,000	8,106,450
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	3,795,000	4,316,813
WPX Energy, Inc., 6.000%, 01/15/22, Callable 10/15/21 @ 100(a)	7,735,000	7,918,706

		86,529,162

Oil & Gas Services (1.3%)
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13	3,571,000	3,642,420
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21, Callable 06/01/16 @ 103.25	8,000,000	7,760,000
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 03/01/12 @ 104.88	6,145,000	3,871,350
Oil States International, Inc., 6.500%, 06/01/19, Callable 06/01/14 @ 104.88	11,185,000	11,436,663

		26,710,433

Packaging & Containers (0.6%)
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	2,175,000	2,381,625
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	2,010,000	2,221,050
Sealed Air Corp., 8.125%, 09/15/19, Callable 09/15/15 @ 104.06(a)	3,605,000	3,947,475
Sealed Air Corp., 8.375%, 09/15/21, Callable 09/15/16 @ 104.19(a)	2,775,000	3,066,375

		11,616,525

Pharmaceuticals (1.5%)
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	7,950,000	7,095,375
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19, Callable 07/15/15 @ 103.50	3,195,000	3,402,675
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20, Callable 12/15/15 @ 103.50	2,610,000	2,773,125
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22, Callable 07/15/16 @ 103.63	4,460,000	4,744,325
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88	5,395,000	4,275,537
Valeant Pharmaceuticals International, 6.500%, 07/15/16, Callable 07/15/13 @ 103.25(a)	4,000,000	3,995,000
Valeant Pharmaceuticals International, 7.000%, 10/01/20, Callable 10/01/15 @ 103.50(a)	3,900,000	3,851,250

		30,137,287

Pipelines (1.4%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335,000	3,501,750
El Paso Corp., 6.500%, 09/15/20	6,885,000	7,442,644
El Paso Corp., 7.000%, 06/15/17	1,540,000	1,687,304
El Paso Corp., Series G,, 8.050%, 10/15/30, MTN	1,320,000	1,537,800
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94	1,630,000	1,630,000
MarkWest Energy Partners LP, 6.750%, 11/01/20, Callable 11/01/15 @ 103.38	7,600,000	7,961,000
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13	4,790,000	5,017,525

		28,778,023

See Notes to Schedules of Portfolio Investments.

Real Estate (0.3%)
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38	5,415,000	5,922,656

Real Estate Investment Trusts (1.4%)
Host Hotels & Resorts LP, 6.000%, 11/01/20, Callable 11/01/15 @ 103	1,745,000	1,784,262
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(e)	1,115,000	1,212,563
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21, Callable 05/01/16 @ 103.44	10,830,000	10,735,237
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	6,586,014
Rouse Co. LP (The), 6.750%, 11/09/15, Callable 05/09/13 @ 103.38	7,120,000	7,200,100

		27,518,176

Retail (2.7%)
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 05/01/21, Callable 05/01/16 @ 103.25	2,775,000	2,442,000
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56	2,095,000	2,189,275
JC Penney Corp., Inc., 6.375%, 10/15/36	4,135,000	3,457,894
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	3,074,000
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,727,900
Macy’s Retail Holdings, Inc., 8.125%, 07/15/15	3,490,000	4,029,425
Phillips-Van Heusen Corp., 7.375%, 05/15/20, Callable 05/15/15 @ 103.69	2,005,000	2,175,425
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(a)	1,600,000	1,716,000
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75(e)	3,615,000	3,610,481
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19, Callable 11/15/15 @ 103.44(a)(e)	5,925,000	6,191,625
Sears Holdings Corp., 6.625%, 10/15/18(e)	30,695,000	23,328,200

		54,942,225

Semiconductors (0.6%)
Advanced Micro Devices, Inc., 7.750%, 08/01/20, Callable 08/01/15 @ 103.88	4,115,000	4,228,162
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(a)	5,035,000	5,381,156
MEMC Electronic Materials, Inc., 7.750%, 04/01/19, Callable 04/01/14 @ 105.81	3,025,000	2,185,563

		11,794,881

Shipbuilding (0.8%)
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18, Callable 03/15/15 @ 103.44(a)	8,110,000	7,947,800
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21, Callable 03/15/16 @ 103.56(a)	9,255,000	9,069,900

		17,017,700

Storage/Warehousing (0.3%)
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44	6,045,000	5,908,988

Telecommunication Services (12.9%)
Avaya, Inc., 7.000%, 04/01/19, Callable 04/01/15 @ 103.50(a)	6,395,000	6,203,150
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	1,535,000	1,584,888
EH Holding Corp., 6.500%, 06/15/19(a)	6,765,000	7,052,512
EH Holding Corp., 7.625%, 06/15/21(a)	1,270,000	1,333,500
GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	2,055,000	2,116,650
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @ 103.69(a)(e)	5,890,000	6,155,050
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	3,400,000	2,779,500
Intelsat Jackson Holdings SA, 7.250%, 04/01/19, Callable 04/01/15 @ 103.63(a)	4,000,000	4,060,000
Intelsat Jackson Holdings SA, 7.250%, 10/15/20, Callable 10/15/15 @ 103.63	5,000,000	5,075,000
Intelsat Jackson Holdings SA, 7.500%, 04/01/21, Callable 04/01/16 @ 103.75(a)	14,340,000	14,501,325
Intelsat Jackson Holdings SA, 8.500%, 11/01/19, Callable 11/01/14 @ 104.25	850,000	901,000
Intelsat Jackson Holdings SA, 9.500%, 06/15/16, Callable 02/27/12 @ 104.75	2,805,000	2,931,225
Level 3 Financing, Inc., 8.125%, 07/01/19, Callable 07/01/15 @ 104.06(a)	5,000,000	4,925,000
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/27/12 @ 104.38	2,900,000	2,950,750
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 2/12/12 @ 102.31	8,108,000	8,290,430
Level 3 Financing, Inc., 9.375%, 04/01/19, Callable 04/01/15 @ 104.69	9,305,000	9,712,094
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105	9,210,000	9,762,600
Nextel Communications, Inc., Series D, 7.375%, 08/01/15, Callable 02/10/12 @ 100	3,405,000	3,115,575

See Notes to Schedules of Portfolio Investments.

Nextel Communications, Inc., Series E, 6.875%, 10/31/13, Callable 02/10/12 @ 100	6,855,000	6,820,725
NII Capital Corp., 7.625%, 04/01/21, Callable 04/01/16 @ 103.81	11,440,000	11,354,200
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	3,825,000	4,025,813
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	7,510,000	8,110,800
Qwest Capital Funding, Inc., 7.750%, 02/15/31	5,220,000	5,185,417
Satmex Escrow SA de CV, 9.500%, 05/15/17, Callable 05/15/14 @ 104.75	4,825,000	4,921,500
Sprint Capital Corp., 6.875%, 11/15/28	11,095,000	7,919,056
Sprint Capital Corp., 6.900%, 05/01/19	1,808,000	1,487,080
Sprint Capital Corp., 8.750%, 03/15/32	12,965,000	10,485,444
Sprint Nextel Corp., 6.000%, 12/01/16	11,430,000	9,486,900
Sprint Nextel Corp., 8.375%, 08/15/17	6,500,000	5,825,625
Sprint Nextel Corp., 9.000%, 11/15/18(a)	4,820,000	5,061,000
Sprint Nextel Corp., 11.500%, 11/15/21(a)	1,645,000	1,628,550
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	3,600,000	3,838,500
UPCB Finance V Ltd., 7.250%, 11/15/21, Callable 11/15/16 @ 103.63(a)	4,100,000	4,151,250
US West Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	5,577,476
US West Communications, 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	5,485,000	5,469,340
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	4,985,000	5,109,625
West Corp., 7.875%, 01/15/19, Callable 11/15/14 @ 103.94	395,000	392,038
West Corp., 8.625%, 10/01/18, Callable 10/01/14 @ 104.31	2,690,000	2,716,900
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	16,837,891	12,333,755
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)	27,630,000	25,143,300
Windstream Corp., 7.500%, 06/01/22, Callable 06/01/17 @ 103.75(a)	4,400,000	4,389,000
Windstream Corp., 7.500%, 04/01/23, Callable 04/01/16 @ 103.75	10,025,000	9,899,687
Windstream Corp., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88	3,995,000	4,129,831

		258,913,061

Textiles (0.2%)
Mohawk Industries, Inc., 6.875%, 01/15/16	3,605,000	3,875,375

Transportation (1.5%)
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	17,875,000	16,087,500
Martin Midstream Partners LP, 8.875%, 04/01/18, Callable 04/01/14 @ 104.44	2,260,000	2,327,800
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US Inc., 8.625%, 11/01/17, Callable 11/01/13 @ 104.31	3,945,000	2,860,125
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 02/15/19, Callable 02/15/15 @ 104.06	3,895,000	2,901,775
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	4,382,000	4,787,335
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	1,445,000	1,470,287

		30,434,822

Total Corporate Bonds (Cost $1,728,592,139)		1,730,410,418

Preferred Stock (0.2%)
Diversified Financial Service (0.2%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	163,060	4,102,590

Total Preferred Stock (Cost $4,076,500)		4,102,590

Convertible Preferred Stock (0.7%)
Auto Manufacturers (0.7%)
General Motors Co., Series B, 4.750%, 12/01/13	421,395	14,432,779

Total Convertible Preferred Stock (Cost $18,845,998)		14,432,779

Short-Term Investment (8.2%)
RidgeWorth Funds Securities Lending Joint Account (g)	164,142,761	164,142,761

Total Short-Term Investment (Cost $164,142,761)		164,142,761

See Notes to Schedules of Portfolio Investments.

Money Market Fund (11.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	223,591,060	223,591,060

Total Money Market Fund (Cost $223,591,060)		223,591,060

Total Investments (Cost $2,143,171,499) — 106.8%		2,140,622,739

Liabilities in excess of other assets — (6.8)%		(136,776,852)

Net Assets — 100.0%		$2,003,845,887

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 31.3% of net assets as of December 31, 2011.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(d)	Security is in default.
(e)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $158,864,666.
(f)	Perpetual maturity.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(h)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

MTN	– Medium Term Note

PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (9.7%)
Automobiles (4.1%)
Ford Credit Auto Owner Trust, Series 2009-D, Cl A3, 2.170%, 10/15/13	511,981	514,598
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	2,855,000	2,846,504
Honda Auto Receivables Owner Trust, Series 2009-3, Cl A3, 2.310%, 05/15/13	895,696	899,225
Honda Auto Receivables Owner Trust, Series 2010-2, Cl A3, 1.340%, 03/18/14	1,656,230	1,663,003
Hyundai Auto Receivables Trust, Series 2011-B, Cl A3, 1.040%, 09/15/15	1,300,000	1,302,910
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	1,140,000	1,157,489
Mercedes-Benz Auto Lease Trust, Series 2011-B, Cl A3, 1.070%, 08/15/14(a)	1,985,000	1,982,535
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	1,875,000	1,880,604

		12,246,868

Credit Card (4.6%)
American Express Credit Account Master Trust, Series 2007-7, Cl A, 0.318%, 02/17/15(b)	3,560,000	3,559,507
Chase Issuance Trust, Series 2005-A2, Cl A2, 0.348%, 12/15/14(b)(c)	5,825,000	5,824,427
Discover Card Master Trust, Series 2008-A4, Cl A4, 5.650%, 12/15/15	4,340,000	4,644,212

		14,028,146

Other (1.0%)
GE Equipment Transportation LLC, Series 2011-1, Cl A3, 1.000%, 10/20/14	1,385,000	1,383,355
John Deere Owner Trust, Series 2011-A, Cl A3, 1.290%, 01/15/16	1,555,000	1,563,562

		2,946,917

Total Asset-Backed Securities (Cost $29,159,900)		29,221,931

Collateralized Mortgage Obligations (19.3%)
Agency Collateralized Mortgage Obligations (3.0%)
Federal National Mortgage Association, Series 2009-37, Cl HA, 4.000%, 04/25/19	2,122,856	2,234,223
Federal National Mortgage Association, Series 2011-38, Cl AH, 2.750%, 05/25/20	5,476,803	5,647,977
NCUA Guaranteed Notes, Series 2010-C1, Cl A1, 1.600%, 10/29/20	1,186,981	1,202,053

		9,084,253

Commercial Mortgage Backed Securities (12.2%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Cl A4, 4.760%, 11/10/39	1,495,000	1,569,589
Banc of America Commercial Mortgage, Inc., Series 2005-2, Cl AM, 4.913%, 07/10/43(b)	2,105,000	2,192,160
Citigroup Commercial Mortgage Trust, Series 2004-C1, Cl A3, 5.251%, 04/15/40(b)	2,428,497	2,507,505
Commercial Mortgage Asset Trust, Series 1999-C1, Cl A4, 6.975%, 01/17/32(b)	4,409,630	4,561,361
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Cl A2, 6.096%, 07/16/34(a)	55,106	55,250
CS First Boston Mortgage Securities Corp., Series 2004-C5, Cl A3, 4.499%, 11/15/37	2,375,176	2,373,915
CS First Boston Mortgage Securities Corp., Series 2005-C5, Cl AM, 5.100%, 08/15/38(b)	2,095,000	2,193,276
GE Capital Commercial Mortgage Corp., Series 2004-C2, Cl A3, 4.641%, 03/10/40	919,718	940,950
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Cl A2, 5.453%, 05/10/40(b)	5,555,000	5,856,536
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Cl A2, 4.305%, 08/10/42	822,193	821,672
JPMorgan Chase Commercial Mortgage Securities, Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	1,308,216	1,324,339

See Notes to Schedules of Portfolio Investments.

LB Commercial Conduit Mortgage Trust, Series 1998-C1, Cl D, 6.980%, 02/18/30	731,581	745,945
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Cl A4, 5.320%, 06/15/29(b)	4,575,000	4,902,716
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Cl A3, 4.467%, 10/12/41(b)	297,804	300,484
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Cl AM, 5.107%, 07/12/38(b)	1,585,000	1,662,088
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Cl A2, 4.380%, 10/15/41	810,782	810,304
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Cl A4, 5.269%, 12/15/44(b)	3,800,000	4,181,440

		36,999,530

Whole Loan Collateral Mortgage Obligations (4.1%)
CS First Boston Mortgage Securities Corp., Series 2004-1, Cl 4A1, 5.000%, 02/25/19	2,075,343	2,111,288
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Cl A, 3.000%, 09/30/19(a)	1,975,215	1,987,412
First Horizon Mortgage Pass-Through Trust, Series 2004-AR4, Cl 2A1, 2.723%, 08/25/34(b)	1,250,285	1,068,381
MASTR Alternative Loans Trust, Series 2004-5, Cl 4A1, 5.500%, 07/25/19(c)	2,138,242	2,202,175
Provident Funding Mortgage Loan Trust, Series 2004-1, Cl 1A1, 2.619%, 04/25/34(b)	760,626	709,548
Residential Funding Mortgage Securities I, Series 2004-S3, Cl A1, 4.750%, 03/25/19	971,980	994,552
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Cl 2A, 4.750%, 11/25/18	639,005	656,881
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Cl 1A1, 6.000%, 12/28/37	2,628,058	2,696,072

		12,426,309

Total Collateralized Mortgage Obligations (Cost $57,884,052)		58,510,092

Corporate Bonds (40.2%)
Auto Manufacturers (0.8%)
Daimler Finance North America LLC, 1.950%, 03/28/14(a)	1,810,000	1,804,789
Kia Motors Corp., 3.625%, 06/14/16(a)	500,000	495,677

		2,300,466

Banks (12.5%)
Bank of America Corp., 3.625%, 03/17/16	860,000	792,732
Bank of Montreal, 1.750%, 04/29/14, MTN	1,680,000	1,706,791
Bank of Nova Scotia, 2.250%, 01/22/13	2,155,000	2,184,448
Bank of Nova Scotia, 2.375%, 12/17/13	1,625,000	1,668,386
BB&T Corp., 5.700%, 04/30/14, MTN	3,765,000	4,118,857
Capital One Financial Corp., 7.375%, 05/23/14	1,500,000	1,648,068
Commonwealth Bank of Australia, 3.500%, 03/19/15(a)	1,035,000	1,056,797
Fifth Third Bancorp, 3.625%, 01/25/16	1,480,000	1,501,596
JPMorgan Chase & Co., 3.150%, 07/05/16	1,875,000	1,883,775
JPMorgan Chase & Co., 5.750%, 01/02/13	3,145,000	3,262,434
PNC Funding Corp., 5.400%, 06/10/14	990,000	1,082,630
Royal Bank of Canada, 2.300%, 07/20/16, MTN	4,250,000	4,320,312
Toronto-Dominion Bank (The), 1.375%, 07/14/14	1,360,000	1,376,040
US Bancorp, 4.200%, 05/15/14	2,115,000	2,264,368
Wells Fargo & Co., 3.625%, 04/15/15	2,245,000	2,350,167
Westpac Banking Corp., 2.250%, 11/19/12	1,455,000	1,469,464
Westpac Banking Corp., 4.200%, 02/27/15	4,790,000	4,992,301

		37,679,166

Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	1,870,000	1,991,262
Bottling Group LLC, 6.950%, 03/15/14	605,000	680,030
Dr. Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,300,000	1,318,003

		3,989,295

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	1,540,000	1,575,537

See Notes to Schedules of Portfolio Investments.

Computers (0.7%)
IBM Corp., 2.000%, 01/05/16	2,150,000	2,205,292

Diversified Financial Services (9.4%)
American Express Credit Corp., Series C, 5.875%, 05/02/13	2,010,000	2,112,822
American Honda Finance Corp., 1.850%, 09/19/14(a)	1,780,000	1,788,339
BlackRock, Inc., 2.250%, 12/10/12	2,685,000	2,721,288
Citigroup, Inc., 5.500%, 04/11/13	3,110,000	3,175,071
General Electric Capital Corp., 2.100%, 01/07/14	3,035,000	3,080,434
General Electric Capital Corp., 4.875%, 03/04/15	3,855,000	4,182,459
Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	1,735,000	1,699,786
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	1,730,000	1,762,927
Merrill Lynch & Co., Inc., Series C,, 5.000%, 02/03/14, MTN	1,455,000	1,447,515
Morgan Stanley, 4.200%, 11/20/14	3,780,000	3,645,587
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	995,000	1,051,605
Woodside Finance Ltd., 4.500%, 11/10/14(a)	1,800,000	1,895,236

		28,563,069

Electric (1.1%)
Dominion Resources, Inc., Series B, 6.250%, 06/30/12	1,385,000	1,421,402
Duke Energy Corp., 6.300%, 02/01/14	1,765,000	1,947,296

		3,368,698

Electronics (0.4%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	300,000	303,601
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	705,000	744,711

		1,048,312

Food (0.5%)
General Mills, Inc., 5.200%, 03/17/15	1,450,000	1,615,290

Healthcare - Services (0.1%)
UnitedHealth Group, Inc., 1.875%, 11/15/16	340,000	339,949

Insurance (3.1%)
Berkshire Hathaway Finance Corp., 5.000%, 08/15/13	1,635,000	1,741,031
MetLife, Inc., 5.500%, 06/15/14	2,715,000	2,961,997
New York Life Global Funding, 3.000%, 05/04/15(a)	1,530,000	1,602,392
Pricoa Global Funding I, 5.450%, 06/11/14(a)	1,000,000	1,080,789
Prudential Financial, Inc., 5.150%, 01/15/13, MTN	2,000,000	2,070,592

		9,456,801

Machinery-Construction & Mining (0.8%)
Caterpillar, Inc., 1.375%, 05/27/14	2,475,000	2,503,933

Media (1.9%)
Comcast Corp., 5.300%, 01/15/14	1,915,000	2,063,512
DIRECTV Holdings LLC, 7.625%, 05/15/16	1,170,000	1,241,662
Time Warner Cable, Inc., 5.400%, 07/02/12	1,870,000	1,912,165
Time Warner, Inc., 3.150%, 07/15/15	615,000	639,674

		5,857,013

Mining (0.4%)
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	1,230,000	1,263,540

Miscellaneous Manufacturer (0.4%)
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	985,000	1,052,925

Pharmaceuticals (0.6%)
McKesson Corp., 5.250%, 03/01/13	850,000	891,984
McKesson Corp., 6.500%, 02/15/14	850,000	940,683

		1,832,667

See Notes to Schedules of Portfolio Investments.

Pipelines (2.5%)
Energy Transfer Partners LP, 5.650%, 08/01/12	1,400,000	1,430,339
Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	710,000	777,924
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13	1,250,000	1,308,776
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640,000	1,658,742
Plains All American Pipeline LP, 4.250%, 09/01/12	1,945,000	1,984,027
Williams Partners LP, 3.800%, 02/15/15	260,000	272,946

		7,432,754

Retail (0.8%)
Nordstrom, Inc., 6.750%, 06/01/14	490,000	549,454
Wal-Mart Stores, Inc., 1.500%, 10/25/15	1,690,000	1,716,533

		2,265,987

Semiconductors (0.4%)
Texas Instruments, Inc., 1.375%, 05/15/14	1,170,000	1,184,562

Telecommunication Services (1.5%)
Verizon Communications, Inc., 1.250%, 11/03/14	1,455,000	1,462,196
Verizon Communications, Inc., 1.950%, 03/28/14	2,080,000	2,122,964
Verizon Communications, Inc., 3.000%, 04/01/16	845,000	884,876

		4,470,036

Toys/Games/Hobbies (0.5%)
Mattel, Inc., 5.625%, 03/15/13	1,550,000	1,628,568

Total Corporate Bonds (Cost $120,247,036)		121,633,860

Municipal Bond (1.6%)
New Jersey (1.6%)
New Jersey Economic Development Authority, RB, BAB, 1.546%, 06/15/13(b)	4,930,000	4,931,085

Total Municipal Bond (Cost $4,930,000)		4,931,085

U.S. Government Agencies (7.2%)
Federal Agricultural Mortgage Corp. (1.4%)
2.000%, 07/27/16	4,305,000	4,422,526

Federal Home Loan Mortgage Corp. (3.9%)
0.700%, 07/25/13	5,700,000	5,700,986
0.700%, 11/04/13	2,940,000	2,941,699
1.350%, 01/06/15	2,935,000	2,935,197

		11,577,882

Federal National Mortgage Association (1.9%)
1.250%, 07/18/14	5,775,000	5,776,577

Total U.S. Government Agencies (Cost $21,659,177)		21,776,985

U.S. Government Agency Mortgages (13.2%)
Federal Home Loan Mortgage Corporation (1.6%)
Pool #847276, 2.621%, 04/01/34 (b)	581,876	612,221
Pool #1B7142, 2.599%, 09/01/36 (b)	1,061,330	1,129,328
Pool #1G1676, 5.481%, 04/01/37 (b)	2,742,520	2,950,564

		4,692,113

Federal National Mortgage Association (11.6%)
Pool #555162, 4.826%, 01/01/13	1,191,199	1,216,159
Pool #555290, 4.927%, 02/01/13	2,480,399	2,518,096
Pool #873294, 5.100%, 02/01/13	4,665,931	4,816,404
Pool #735065, 4.484%, 08/01/13	2,002,247	2,047,064
Pool #555910, 4.919%, 10/01/13	2,511,843	2,611,035

See Notes to Schedules of Portfolio Investments.

Pool #958368, 4.710%, 03/01/14	5,290,388	5,600,726
Pool #725877, 5.072%, 09/01/14	298,793	320,138
Pool #466534, 2.040%, 11/01/15	3,605,000	3,690,578
Pool #466598, 2.180%, 11/01/15	2,055,000	2,111,027
Pool #462085, 5.315%, 11/01/15	1,697,559	1,898,352
Pool #745889, 5.970%, 08/01/16	4,779,159	5,465,152
Pool #555844, 2.349%, 10/01/33(b)	344,412	362,474
Pool #822302, 2.587%, 05/01/35(b)	2,311,634	2,449,252

		35,106,457

Total U.S. Government Agency Mortgages (Cost $38,576,819)		39,798,570

U.S. Treasury Obligations (5.4%)
U.S. Treasury Bill (3.9%)
0.000%, 03/22/12	12,000,000	11,999,544

U.S. Treasury Notes (1.5%)
0.500%, 08/15/14	1,130,000	1,135,120
0.250%, 09/15/14	200,000	199,500
0.500%, 10/15/14	840,000	843,478
1.000%, 09/30/16	2,050,000	2,071,140

		4,249,238

Total U.S. Treasury Obligations (Cost $16,221,068)		16,248,782

Money Market Fund (2.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(d)	7,699,175	7,699,175

Total Money Market Fund (Cost $7,699,175)		7,699,175

Total Investments (Cost $296,377,227) — 99.1%		299,820,480

Other assets in excess of liabilities — 0.9%		2,644,912

Net Assets — 100.0%		$302,465,392

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.6% of net assets as of December 31, 2011.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

BAB	– Build America Bonds

MTN	– Medium Term Note

RB	– Revenue Bond

Open Futures Contracts

At December 31, 2011, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount($)	Expiration Date	Number of Contracts	Unrealized (Depreciation)($)
U.S. Treasury 5 Year Note	Short	(14,724,895)	March 2012	120	(66,043)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations (96.5%)
U.S. Treasury Notes (96.5%)
4.625%, 02/29/12	1,140,000	1,148,149
1.000%, 04/30/12	1,420,000	1,424,437
1.750%, 08/15/12	2,160,000	2,181,937
4.125%, 08/31/12	1,440,000	1,477,968
1.375%, 01/15/13	2,480,000	2,510,807
3.125%, 04/30/13	1,580,000	1,640,917
1.125%, 06/15/13	3,525,000	3,571,403
2.000%, 11/30/13	1,745,000	1,802,599
0.375%, 11/15/14	1,000,000	1,000,625
2.375%, 02/28/15	720,000	763,932
2.500%, 04/30/15	3,080,000	3,286,939
1.750%, 07/31/15	295,000	307,906

		21,117,619

Total U.S. Treasury Obligations (Cost $20,835,080)		21,117,619

Money Market Fund (3.5%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	760,823	760,823

Total Money Market Fund (Cost $760,823)		760,823

Total Investments (Cost $21,595,903) — 100.0%		21,878,442

Other assets in excess of liabilities — 0.0%(b)		2,416

Net Assets — 100.0%		$21,880,858

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.
(b)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (1.0%)
Home Equity (0.5%)
HSBC Home Equity Loan Trust, Series 2005-1, Cl M, 0.815%, 01/20/34(a)	1,748,340	1,469,323
HSBC Home Equity Loan Trust, Series 2006-2, Cl A1, 0.435%, 03/20/36(a)	3,526,998	3,258,300

		4,727,623

Manufactured Housing (0.5%)
Newcastle Investment Trust, Series 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,160,000	4,328,984

Total Asset-Backed Securities (Cost $9,083,099)		9,056,607

Collateralized Mortgage Obligations (12.9%)
Agency Collateralized Mortgage Obligations (9.1%)
Federal Home Loan Mortgage Corporation, Series 3703, Cl CF, 0.478%, 11/15/23(a)	1,355,038	1,350,359
Federal Home Loan Mortgage Corporation, Series 3768, Cl CB, 3.500%, 12/15/25	2,022,874	2,114,789
Federal Home Loan Mortgage Corporation, Series 3774, Cl EW, 3.500%, 12/15/25	2,243,855	2,356,384
Federal Home Loan Mortgage Corporation, Series 3800, Cl BE, 3.500%, 02/15/26	2,699,707	2,831,227
Federal Home Loan Mortgage Corporation, Series 3800, Cl CB, 3.500%, 02/15/26	2,382,000	2,504,686
Federal Home Loan Mortgage Corporation, Series 3806, Cl L, 3.500%, 02/15/26	6,609,442	6,893,625
Federal Home Loan Mortgage Corporation, Series 3814, Cl B, 3.000%, 02/15/26	4,614,025	4,713,582
Federal Home Loan Mortgage Corporation, Series 3816, Cl GL, 3.000%, 02/15/26	2,865,000	2,923,356
Federal Home Loan Mortgage Corporation, Series 3826, Cl BK, 3.000%, 03/15/26	6,680,591	6,819,040
Federal Home Loan Mortgage Corporation, Series 3829, Cl BE, 3.500%, 03/15/26	3,173,000	3,330,308
Federal Home Loan Mortgage Corporation, Series 3877, Cl LM, 3.500%, 06/15/26	1,367,000	1,425,518
Federal Home Loan Mortgage Corporation, Series 3907, Cl FM, 0.628%, 05/15/26(a)	4,803,953	4,803,919
Federal Home Loan Mortgage Corporation, Series 3907, Cl MF, 0.628%, 08/15/26(a)	2,752,020	2,751,169
Federal Home Loan Mortgage Corporation, Series 3942, Cl KB,, 3.000%, 10/15/26	4,411,556	4,430,715
Federal National Mortgage Association, Series 2010-144, Cl YB, 3.000%, 12/25/25	6,365,471	6,520,201
Federal National Mortgage Association, Series 2011-36, Cl DB, 3.000%, 05/25/26	5,692,120	5,823,767
Federal National Mortgage Association, Series 2011-44, Cl EB, 3.000%, 05/25/26	4,869,000	4,962,051
Federal National Mortgage Association, Series 2011-45, Cl ZA, 4.000%, 05/25/31	3,943,603	4,156,486
Federal National Mortgage Association, Series 2011-46, Cl B, 3.000%, 05/25/26	645,000	658,652
Federal National Mortgage Association, Series 2011-98, Cl FL, 0.594%, 10/25/26(a)	2,477,766	2,475,193
Federal National Mortgage Association, Series 2011-98, Cl VE,, 3.500%, 06/25/26	6,350,000	6,516,053
Government National Mortgage Association, Series 2011-17, Cl B, 4.000%, 02/16/26	900,232	1,004,520

		81,365,600

Agency Collateralized Planned Amortization Class Mortgage Obligations (0.8%)
Federal Home Loan Mortgage Corporation, Series 3745, Cl VE, 4.000%, 09/15/29	1,630,994	1,720,476
Federal Home Loan Mortgage Corporation, Series 3762, Cl BV, 4.000%, 10/15/29	1,513,000	1,576,257
Federal Home Loan Mortgage Corporation, Series 3763, Cl VQ, 4.000%, 07/15/27	929,000	982,365
Federal National Mortgage Association, Series 2011-8, Cl PV, 4.000%, 01/25/30	726,000	756,338
Government National Mortgage Association, Series 2010-167, Cl VA, 4.250%, 11/20/29	1,630,000	1,798,676

		6,834,112

Commercial Mortgage Backed Securities (3.0%)
Americold LLC Trust, Series 2010-ARTA, Cl A2FX, 4.954%, 01/14/29(b)	2,662,000	2,915,872
Banc of America Commercial Mortgage, Inc., Series 2005-3, Cl A3B, 5.090%, 07/10/43(a)	3,902,000	4,089,035
Banc of America Commercial Mortgage, Inc., Series 2005-6, Cl AM, 5.193%, 09/10/47(a)	3,321,000	3,539,781
Morgan Stanley Reremic Trust, Series 2010-HQ4B, Cl A7A, 4.970%, 04/16/40(a)(b)	2,700,000	2,813,143

See Notes to Schedules of Portfolio Investments.

RBSCF Trust, Series 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a)(b)	5,030,000	5,263,201
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	4,590,000	4,816,379
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Cl AM, 5.204%, 10/15/44(a)	3,142,000	3,324,330

		26,761,741

Total Collateralized Mortgage Obligations (Cost $104,625,123)		114,961,453

Corporate Bonds (24.8%)
Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	1,622,000	1,700,536
Raytheon Co., 1.400%, 12/15/14	2,008,000	2,017,727
United Technologies Corp., 6.125%, 02/01/19	2,724,000	3,366,000

		7,084,263

Auto Manufacturers (0.2%)
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	1,476,000	1,483,294

Banks (0.9%)
HSBC Bank PLC, 3.100%, 05/24/16(b)	1,037,000	1,037,061
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,698,000	1,711,710
JPMorgan Chase & Co., 4.400%, 07/22/20	2,225,000	2,272,206
JPMorgan Chase & Co., 6.300%, 04/23/19	997,000	1,129,238
Northern Trust Corp., 5.200%, 11/09/12	1,783,000	1,847,833

		7,998,048

Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,740,000	1,767,234
Diageo Capital PLC, 5.200%, 01/30/13	999,000	1,046,153

		2,813,387

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @ 100	438,000	458,302

Chemicals (1.0%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,046,000	1,085,714
E.I. du Pont de Nemours & Co., 4.250%, 04/01/21	1,006,000	1,136,875
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,182,000	1,255,666
Praxair, Inc., 1.750%, 11/15/12	2,959,000	2,984,237
Praxair, Inc., 4.625%, 03/30/15	1,953,000	2,155,780

		8,618,272

Commercial Services (0.4%)
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,317,000	1,419,917
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,066,000	1,165,841
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	1,428,000	1,477,347

		4,063,105

Computers (1.1%)
Hewlett-Packard Co., 4.375%, 09/15/21	2,772,000	2,860,823
Hewlett-Packard Co., 4.500%, 03/01/13	840,000	863,897
IBM Corp., 0.875%, 10/31/14	4,354,000	4,355,568
IBM Corp., 5.600%, 11/30/39	1,437,000	1,846,085

		9,926,373

Diversified Financial Services (2.3%)
ABB Treasury Center USA, Inc., 4.000%, 06/15/21(b)	1,351,000	1,387,865
CME Group, Inc., 5.400%, 08/01/13	1,230,000	1,310,729
CME Group, Inc., 5.750%, 02/15/14	1,428,000	1,556,541
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,343,000	2,349,075
John Deere Capital Corp., 1.250%, 12/02/14, MTN	1,699,000	1,717,417

See Notes to Schedules of Portfolio Investments.

Lazard Group LLC, 7.125%, 05/15/15	1,781,000	1,912,413
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	1,174,000	1,178,671
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,560,000	1,598,219
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,494,000	2,523,344
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	1,572,000	1,621,919
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	863,000	907,717
Woodside Finance Ltd., 4.600%, 05/10/21, Callable 02/10/2021 @ 100(b)	2,954,000	3,016,235

		21,080,145

Electric (1.1%)
Alabama Power Co., 5.800%, 11/15/13	1,240,000	1,350,806
Dominion Resources, Inc., 1.950%, 08/15/16	622,000	625,063
Duke Energy Carolinas LLC, 4.300%, 06/15/20	467,000	525,988
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,441,000	1,654,778
Georgia Power Co., 6.000%, 11/01/13	704,000	768,821
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,278,000	1,526,378
Public Service Co. of Colorado, Series 17, 6.250%, 09/01/37	811,000	1,091,797
Southern California Edison Co., 5.750%, 03/15/14	1,083,000	1,192,956
Wisconsin Power & Light Co., 6.375%, 08/15/37	642,000	876,771

		9,613,358

Electronics (0.1%)
Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	707,000	720,767

Food (0.4%)
Kellogg Co., 4.250%, 03/06/13	1,266,000	1,314,557
Kraft Foods, Inc., 6.500%, 02/09/40	1,138,000	1,480,470
Kroger Co. (The), 7.500%, 01/15/14	678,000	757,719

		3,552,746

Healthcare - Products (0.4%)
Becton Dickinson and Co., 3.250%, 11/12/20	509,000	527,126
Covidien International Finance SA, 6.000%, 10/15/17	1,562,000	1,850,972
Stryker Corp., 2.000%, 09/30/16	1,109,000	1,134,875

		3,512,973

Healthcare - Services (0.3%)
Roche Holdings, Inc., 7.000%, 03/01/39(b)	2,244,000	3,179,607

Insurance (1.2%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,744,000	2,909,085
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,441,000	1,515,704
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	986,000	939,852
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,679,000	2,631,437
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	706,000	725,570
Progressive Corp. (The), 3.750%, 08/23/21	395,000	410,452
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	1,144,000	1,468,212

		10,600,312

Media (1.0%)
Comcast Corp., 6.450%, 03/15/37	811,000	983,129
NBC Universal Media LLC, 5.950%, 04/01/41	1,372,000	1,612,668
Thomson Reuters Corp., 5.950%, 07/15/13	293,000	312,189
Time Warner Cable, Inc., 5.850%, 05/01/17	3,393,000	3,864,043
Time Warner Cable, Inc., 8.250%, 02/14/14	1,322,000	1,490,100
Time Warner, Inc., 6.200%, 03/15/40	403,000	474,696

		8,736,825

Mining (1.1%)
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	551,000	611,677
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,218,000	1,410,062
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	975,000	1,204,988

See Notes to Schedules of Portfolio Investments.

BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	1,749,000	1,753,105
Kinross Gold Corp., 5.125%, 09/01/21(b)(c)	2,647,000	2,597,813
Newmont Mining Corp., 6.250%, 10/01/39	2,194,000	2,597,722

		10,175,367

Miscellaneous Manufacturer (1.2%)
3M Co., 1.375%, 09/29/16	1,108,000	1,117,509
Danaher Corp., 3.900%, 06/23/21, Callable 03/23/2021 @ 100	1,192,000	1,315,962
General Electric Co., 5.000%, 02/01/13	3,677,000	3,831,783
General Electric Co., 5.250%, 12/06/17	994,000	1,140,876
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,865,000	2,301,485
Siemens Financieringsmat, 6.125%, 08/17/26(b)	982,000	1,192,074

		10,899,689

Office/Business Equip (0.3%)
Xerox Corp., 5.500%, 05/15/12	915,000	930,172
Xerox Corp., 6.350%, 05/15/18	1,424,000	1,604,079

		2,534,251

Oil & Gas (1.2%)
BP Capital Markets PLC, 2.248%, 11/01/16	2,158,000	2,171,761
Ensco PLC, 4.700%, 03/15/21	1,771,000	1,844,330
Shell International Finance BV, 6.375%, 12/15/38	3,629,000	4,994,633
Statoil ASA, 3.125%, 08/17/17	380,000	400,786
Total Capital SA, 3.000%, 06/24/15	1,043,000	1,102,348

		10,513,858

Oil & Gas Services (0.6%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,333,000	1,558,686
Schlumberger Investment SA, 3.300%, 09/14/21(b)	1,729,000	1,776,266
Weatherford International Ltd., 5.125%, 09/15/20	1,089,000	1,131,665
Weatherford International Ltd., 6.500%, 08/01/36	1,031,000	1,122,840

		5,589,457

Pharmaceuticals (1.6%)
Abbott Laboratories, 5.600%, 11/30/17	2,642,000	3,154,952
Express Scripts, Inc., 5.250%, 06/15/12	1,586,000	1,615,983
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,721,000	2,071,408
Novartis Securities Investment Ltd., 5.125%, 02/10/19	929,000	1,091,809
Sanofi-Aventis SA, 4.000%, 03/29/21	2,360,000	2,614,734
Schering-Plough Corp., 6.550%, 09/15/37	1,281,000	1,785,831
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	662,000	804,610
Teva Pharmaceutical Finance II/III, 3.000%, 06/15/15	1,115,000	1,161,117

		14,300,444

Pipelines (1.6%)
El Paso Natural Gas Co., 5.950%, 04/15/17	527,000	591,751
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	734,000	808,960
Energy Transfer Partners LP, 6.050%, 06/01/41, Callable 12/01/40 @ 100	973,000	954,074
Energy Transfer Partners LP, 6.625%, 10/15/36	1,006,000	1,057,808
Enterprise Products Operating LLC, 5.250%, 01/31/20	2,856,000	3,153,387
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	1,069,000	1,136,496
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,028,000	1,062,130
Southern Natural Gas Co., 5.900%, 04/01/17(b)	339,000	387,434
TC Pipelines LP, 4.650%, 06/15/21	1,167,000	1,221,894
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,291,000	1,653,847
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	365,000	417,774
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @ 100	1,762,000	1,808,293

		14,253,848

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trusts (0.8%)
BioMed Realty LP, 3.850%, 04/15/16, Callable 03/15/2016 @ 100	978,000	964,743
Digital Realty Trust LP, 4.500%, 07/15/15	2,551,000	2,602,010
Digital Realty Trust LP, 5.875%, 02/01/20	667,000	693,986
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,448,000	2,628,998

		6,889,737

Retail (1.2%)
Family Dollar Stores, Inc., 5.000%, 02/01/21	607,000	624,690
Wal-Mart Stores, Inc., 5.250%, 09/01/35	482,000	576,563
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,738,000	6,545,486
Walgreen Co., 4.875%, 08/01/13	1,077,000	1,149,044
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,821,000	1,931,855

		10,827,638

Semiconductors (0.7%)
Analog Devices, Inc., 3.000%, 04/15/16	362,000	381,528
Intel Corp., 1.950%, 10/01/16	1,266,000	1,301,469
Intel Corp., 4.800%, 10/01/41	4,188,000	4,693,521

		6,376,518

Software (0.5%)
Fiserv, Inc., 4.750%, 06/15/21	1,288,000	1,347,553
Oracle Corp., 5.750%, 04/15/18	2,644,000	3,208,455

		4,556,008

Telecommunication Services (2.0%)
AT&T, Inc., 4.950%, 01/15/13	1,655,000	1,724,872
AT&T, Inc., 5.550%, 08/15/41	1,596,000	1,879,158
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,395,000	1,503,112
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	784,000	851,785
Cisco Systems, Inc., 5.500%, 02/22/16	1,224,000	1,424,406
Cisco Systems, Inc., 5.500%, 01/15/40	2,355,000	2,881,493
Juniper Networks, Inc., 3.100%, 03/15/16	330,000	341,329
Rogers Communications, Inc., 7.500%, 03/15/15	1,138,000	1,332,490
SBC Communications, Inc., 5.100%, 09/15/14	1,662,000	1,830,600
SBC Communications, Inc., 6.450%, 06/15/34	817,000	982,689
Verizon Communications, Inc., 5.250%, 04/15/13	1,193,000	1,258,893
Verizon Communications, Inc., 5.550%, 02/15/16	1,418,000	1,622,578

		17,633,405

Transportation (0.1%)
United Parcel Service, Inc., 3.125%, 01/15/21	1,033,000	1,095,804

Trucking & Leasing (0.2%)
Aviation Capital Group Corp., 6.750%, 04/06/21(b)	607,000	571,903
Aviation Capital Group Corp., 7.125%, 10/15/20(b)	1,566,000	1,514,839

		2,086,742

Water (0.1%)
Veolia Environment SA, 6.000%, 06/01/18	863,000	942,206

Total Corporate Bonds (Cost $204,712,116)		222,116,749

U.S. Government Agency Mortgages (25.6%)
Federal Home Loan Mortgage Corporation (10.0%)
Pool #A12413, 5.000%, 08/01/33	1,189,409	1,280,515
Pool #G05052, 5.000%, 10/01/33	690,927	743,851
Pool #G01797, 5.500%, 12/01/33	922,920	1,005,871
Pool #G01740, 5.500%, 12/01/34	1,948,511	2,122,423
Pool #G08051, 5.000%, 04/01/35	2,570,886	2,766,203

See Notes to Schedules of Portfolio Investments.

Pool #G01779, 5.000%, 04/01/35	1,448,221	1,558,247
Pool #G01837, 5.000%, 07/01/35	10,542,381	11,343,315
Pool #A47402, 5.000%, 10/01/35	4,782,385	5,145,716
Pool #A39731, 5.000%, 11/01/35	2,739,502	2,947,630
Pool #G02162, 5.500%, 05/01/36	2,895,466	3,148,922
Pool #G02252, 5.500%, 07/01/36	3,209,698	3,490,660
Pool #G02424, 5.500%, 12/01/36	819,027	890,721
Pool #G04997, 5.000%, 01/01/37	10,922,785	11,752,619
Pool #G05521, 5.500%, 05/01/37	1,562,664	1,709,951
Pool #G04337, 5.500%, 04/01/38	1,686,425	1,832,202
Pool #1B8266, 2.864%, 05/01/41(a)	4,380,754	4,541,919
Pool #848553, 2.694%, 06/01/41(a)	2,517,879	2,599,600
Pool #1B8553, 2.358%, 07/01/41(a)	4,917,689	5,076,042
Pool #1B8740, 2.427%, 09/01/41(a)	1,123,514	1,162,292
3.000%, TBA, 15 Year Maturity(d)	12,834,000	13,247,094
3.000%, TBA, 15 Year Maturity(d)	2,349,000	2,417,268
3.000%, TBA, 15 Year Maturity(d)	9,096,000	9,330,506

		90,113,567

Federal National Mortgage Association (14.6%)
Pool #468958, 3.770%, 09/01/21	800,000	859,544
Pool #469452, 3.380%, 11/01/21	3,738,947	3,925,902
Pool #469252, 3.480%, 11/01/21	3,194,398	3,380,567
Pool #725773, 5.500%, 09/01/34	6,751,076	7,375,789
Pool #735061, 6.000%, 11/01/34	2,061,973	2,291,440
Pool #735036, 5.500%, 12/01/34	6,884,775	7,521,859
Pool #735141, 5.500%, 01/01/35	2,243,265	2,450,846
Pool #827943, 5.000%, 05/01/35(d)	1,276,880	1,380,472
Pool #735500, 5.500%, 05/01/35	6,245,918	6,819,982
Pool #357829, 6.000%, 06/01/35	4,025,538	4,452,135
Pool #831017, 6.000%, 09/01/35	2,072,006	2,291,582
Pool #888344, 5.000%, 10/01/35(d)	9,720,595	10,509,217
Pool #190363, 5.500%, 11/01/35	4,166,158	4,549,070
Pool #AE0115, 5.500%, 12/01/35	6,950,622	7,624,457
Pool #745087, 5.500%, 12/01/35	636,675	695,192
Pool #745428, 5.500%, 01/01/36	11,558,874	12,621,253
Pool #310011, 6.000%, 06/01/36	574,606	636,516
Pool #190370, 6.000%, 06/01/36	12,839,685	14,164,231
Pool #888173, 5.500%, 11/01/36	2,865,405	3,128,765
Pool #889140, 5.500%, 05/01/37	2,686,850	2,950,592
Pool #995082, 5.500%, 08/01/37	4,533,113	4,952,585
Pool #976965, 6.000%, 02/01/38	3,235,398	3,599,495
Pool #889529, 6.000%, 03/01/38	3,828,653	4,247,547
Pool #995724, 6.000%, 04/01/39	6,275,608	6,962,225
Pool #AD0439, 6.000%, 07/01/39	2,067,961	2,279,354
Pool #AJ9537, 2.739%, 11/01/41(a)	4,000,000	4,150,422
2.500%, TBA, 15 Year Maturity(d)	4,459,000	4,482,008

		130,303,047

Government National Mortgage Association (1.0%)
Pool #751387, 4.743%, 01/20/61	8,275,484	9,080,799

Total U.S. Government Agency Mortgages (Cost $225,423,779)		229,497,413

U.S. Treasury Obligations (32.8%)
U.S. Treasury Bond (3.9%)
3.750%, 08/15/41	29,888,000	35,151,098

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Notes (28.9%)
0.875%, 02/29/12	36,306,000	36,354,214
0.500%, 10/15/14	71,036,000	71,330,160
1.750%, 05/31/16(e)	138,832,000	145,177,039
2.000%, 11/15/21	5,800,000	5,866,155

		258,727,568

Total U.S. Treasury Obligations (Cost $291,020,850)		293,878,666

Short-Term Investment (0.1%)
RidgeWorth Funds Securities Lending Joint Account(f)	1,176,060	1,176,060

Total Short-Term Investment (Cost $1,176,060)		1,176,060

Money Market Fund (7.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	69,656,136	69,656,136

Total Money Market Fund (Cost $69,656,136)		69,656,136

Total Investments (Cost $905,697,163) — 105.0%		940,343,084

Liabilities in excess of other assets — (5.0)%		(44,583,401)

Net Assets — 100.0%		$895,759,683

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.9% of net assets as of December 31, 2011.
(c)	The security or a partial position of the security was on loan as of December 31, 2011. The total value of securities on loan as of December 31, 2011 was $1,150,371.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2011 (See Notes to Schedules of Portfolio Investments).
(g)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

MTN	–	Medium Term Note

TBA	–	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

At December 31, 2011, the Fund’s open swap agreements were as follows:

Credit Default Swap Agreements — Buy Protection

Underlying Instrument	Counterparty	Notional Amount($)	Fixed Rate(%)	Expiration Date	Upfront Payments Made (Received)($)	Value($)	Unrealized Appreciation (Depreciation)($)
French Republic 5 Year	JPMorgan	17,495,000	1.000	12/20/16	1,210,321	1,529,827	319,506
Republic of Turkey 5 Year	JPMorgan	16,680,000	1.000	12/20/16	1,489,967	1,492,027	2,060

					2,700,288	3,021,854	321,566

See Notes to Schedules of Portfolio Investments.

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

Credit Default Swap Agreements — Sell Protection

Underlying Instrument	Counterparty	Notional Amount($)	Fixed Rate(%)	Expiration Date	Upfront Payments Made (Received)($)	Value($)	Unrealized Appreciation (Depreciation)($)
CDX.NA.HY.17	JPMorgan	75,460,000	5.000	12/20/16	(8,432,111)	(5,294,216)	3,137,895

The notional amount represents the maximum potential amount the Fund could be required to make as seller of credit protection if a credit event occurs, as defined under the terms of swap agreement, for each security included in the CDX.NA.HY.17.

The value column indicates the impact each respective swap agreement has on the Fund’s net assets at December 31, 2011.

Forward Foreign Currency Contracts

At December 31, 2011, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD($)	Market Value($)	Unrealized Appreciation (Depreciation)($)
Short:
Australian Dollar	JPMorgan	02/22/12	13,150,000	12,996,292	13,375,437	(379,145)
Euro	JPMorgan	01/03/12	9,442,686	12,635,000	12,221,201	413,799
Euro	JPMorgan	01/17/12	6,079,606	8,300,000	7,869,156	430,844
Euro	JPMorgan	01/19/12	14,979,274	19,522,600	19,388,702	133,898
Euro	JPMorgan	01/23/12	12,308,267	16,720,000	15,931,822	788,178
Japanese Yen	JPMorgan	01/04/12	987,038,090	12,710,000	12,823,673	(113,673)
Japanese Yen	JPMorgan	02/28/12	987,038,090	12,722,678	12,835,342	(112,664)

Total Short Contracts				$95,606,570	$94,445,333	$1,161,237

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD($)	Market Value($)	Unrealized Appreciation (Depreciation)($)
Long:
Euro	JPMorgan	01/03/12	9,442,686	12,372,280	12,221,201	(151,079)
Euro	JPMorgan	01/17/12	6,079,606	8,217,865	7,869,156	(348,709)
Euro	JPMorgan	01/19/12	4,989,637	6,499,351	6,458,429	(40,922)
Euro	JPMorgan	01/23/12	12,308,267	16,666,747	15,931,822	(734,925)
Japanese Yen	JPMorgan	01/04/12	987,038,090	12,709,736	12,823,673	113,937
Mexican Peso	JPMorgan	02/22/12	181,833,575	13,030,786	12,978,296	(52,490)

Total Long Contracts				$69,496,765	$68,282,577	$(1,214,188)

At December 31, 2011, liquid assets totaling $2,066,309 have been designated as collateral for open credit default swap agreements and open forward foreign currency contracts.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities (12.2%)
Automobiles (3.6%)
Ford Credit Auto Owner Trust, Series 2009-D, Cl A3, 2.170%, 10/15/13	56,887	57,178
Harley-Davidson Motorcycle Trust, Series 2009-4, Cl A3, 1.870%, 02/15/14	454,653	455,662
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A2, 0.710%, 05/15/15	560,000	559,217
Honda Auto Receivables Owner Trust, Series 2009-3, Cl A3, 2.310%, 05/15/13	237,901	238,838
Honda Auto Receivables Owner Trust, Series 2010-2, Cl A3, 1.340%, 03/18/14	164,096	164,767
Hyundai Auto Receivables Trust, Series 2011-A, Cl A2, 0.690%, 11/15/13	754,720	754,526
Hyundai Auto Receivables Trust, Series 2011-B, Cl A3, 1.040%, 09/15/15	520,000	521,164
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	455,000	461,980
Mercedes-Benz Auto Lease Trust, Series 2011-B, Cl A3, 1.070%, 08/15/14(a)	935,000	933,839
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	555,000	556,659

		4,703,830

Credit Card (6.4%)
American Express Credit Account Master Trust, Series 2009-1, Cl A, 1.628%, 12/15/14(b)	1,100,000	1,105,386
American Express Credit Account Master Trust, Series 2010-1, Cl A, 0.528%, 11/16/15(b)	1,185,000	1,187,314
Chase Issuance Trust, Series 2005-A2, Cl A2, 0.348%, 12/15/14(b)	1,625,000	1,624,840
Chase Issuance Trust, Series 2007-A16, Cl A16, 0.846%, 06/16/14(b)	340,000	340,274
Discover Card Master Trust, Series 2008-A4, Cl A4, 5.650%, 12/15/15	1,620,000	1,733,554
Discover Card Master Trust, Series 2009-A1, Cl A1, 1.578%, 12/15/14(b)	2,412,000	2,426,262

		8,417,630

Other (2.2%)
GE Equipment Transportation LLC, Series 2011-1, Cl A2, 0.770%, 10/21/13	1,840,000	1,838,543
John Deere Owner Trust, Series 2011-A, Cl A2, 0.640%, 06/16/14	1,085,000	1,084,302

		2,922,845

Total Asset-Backed Securities (Cost $16,026,651)		16,044,305

Certificate of Deposit (0.8%)
Banks (0.8%)
Deutsche Bank NY, 0.706%, 01/19/12	1,005,000	1,005,525

Total Certificate of Deposit (Cost $1,005,525)		1,005,525

Collateralized Mortgage Obligations (29.7%)
Agency Collateralized Mortgage Obligations (12.6%)
Federal Home Loan Mortgage Corporation, Series 2892, Cl F, 0.578%, 01/15/19(b)	153,744	153,796
Federal Home Loan Mortgage Corporation, Series 3598, Cl DA, 2.750%, 11/15/14	606,858	612,782
Federal National Mortgage Association, Series 2002-M2, Cl C, 4.717%, 08/25/12	559,036	565,128
Federal National Mortgage Association, Series 2003-129, Cl GA, 4.680%, 04/25/30	818,713	828,252
Federal National Mortgage Association, Series 2005-92, Cl UF, 0.644%, 10/25/25(b)	406,830	405,639
Federal National Mortgage Association, Series 2007-102, Cl FA, 0.864%, 11/25/37(b)	1,242,238	1,244,759
Federal National Mortgage Association, Series 2007-109, Cl NF, 0.844%, 12/25/37(b)	1,248,067	1,249,878
Federal National Mortgage Association, Series 2007-30, Cl WF, 0.534%, 04/25/37(b)	2,058,216	2,043,562
Federal National Mortgage Association, Series 2007-54, Cl KF, 0.604%, 06/25/37(b)	670,673	666,475
Federal National Mortgage Association, Series 2009-37, Cl HA, 4.000%, 04/25/19	164,350	172,972
Federal National Mortgage Association, Series 2010-134, Cl BF, 0.724%, 10/25/40(b)	1,878,303	1,866,455

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association, Series 2011-M1, Cl FA, 0.744%, 06/25/21(b)	3,859,809	3,785,518
Government National Mortgage Association, Series 2005-50, Cl A, 4.015%, 10/16/26	773,878	789,341
Government National Mortgage Association, Series 2005-67, Cl B, 4.751%, 10/16/26(b)	730,613	735,750
Government National Mortgage Association, Series 2010-66, Cl A, 1.869%, 09/16/27	388,758	390,993
NCUA Guaranteed Notes, Series 2011-R1, Cl 1A, 0.724%, 01/08/20(b)	991,969	993,675

		16,504,975

Agency Collateralized Planned Amortization Class Mortgage Obligations (2.5%)
Federal Home Loan Mortgage Corporation, Series 3136, Cl KF, 0.578%, 04/15/36(b)	1,700,014	1,694,530
Federal Home Loan Mortgage Corporation, Series 3200, Cl FP, 0.478%, 08/15/36(b)	705,142	700,948
Federal National Mortgage Association, Series 2003-63, Cl FE, 0.694%, 10/25/31(b)	472,987	472,616
Federal National Mortgage Association, Series 2005-42, Cl PF, 0.494%, 05/25/35(b)	435,488	433,348

		3,301,442

Commercial Mortgage Backed Securities (12.4%)
Banc of America Commercial Mortgage, Inc., Series 2003-1, Cl A1, 3.878%, 09/11/36	42,217	42,216
Banc of America Commercial Mortgage, Inc., Series 2004-1, Cl A4, 4.760%, 11/10/39	320,000	335,965
Banc of America Commercial Mortgage, Inc., Series 2004-6, Cl AJ, 4.870%, 12/10/42(b)	1,535,000	1,543,869
Bear Stearns Commercial Mortgage Securities, Series 1999-C1, Cl B, 6.200%, 02/14/31(b)	419,490	424,821
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Cl A2, 5.588%, 09/11/42	1,080,000	1,096,421
Citigroup Commercial Mortgage Trust, Series 2004-C1, Cl A3, 5.251%, 04/15/40(b)	900,983	930,296
Commercial Mortgage Asset Trust, Series 1999-C1, Cl A4, 6.975%, 01/17/32(b)	858,090	887,616
Commercial Mortgage Asset Trust, Series 1999-C1, Cl B, 7.230%, 01/17/32(b)	1,460,000	1,558,807
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Cl A2, 6.096%, 07/16/34(a)	13,927	13,963
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Cl A4, 4.801%, 03/15/36	1,200,000	1,231,894
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Cl A2, 4.079%, 05/10/36	1,320,000	1,348,519
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Cl A2, 5.453%, 05/10/40(b)	1,190,000	1,254,596
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Cl A2, 4.760%, 08/10/38	155,197	155,356
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Cl A4, 4.547%, 12/10/41	439,177	442,186
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Cl A2, 4.305%, 08/10/42	293,836	293,650
JPMorgan Chase Commercial Mortgage Securities, Series 2004-CBX, Cl A4, 4.529%, 01/12/37	201,780	201,727
JPMorgan Chase Commercial Mortgage Securities, Series 2004-CBX, Cl A5, 4.654%, 01/12/37	1,500,000	1,523,493
JPMorgan Chase Commercial Mortgage Securities, Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	700,605	709,239
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Cl D, 6.980%, 02/18/30	118,882	121,216
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Cl A3, 4.071%, 09/15/26	66,670	67,032
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Cl A3, 4.559%, 09/15/27(b)	870,000	874,652
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Cl A3, 4.467%, 10/12/41(b)	106,859	107,821
Morgan Stanley Capital I, Series 2004-IQ7, Cl A4, 5.408%, 06/15/38(b)	540,000	576,675
Morgan Stanley Capital I, Series 2006-HQ8, Cl A3, 5.470%, 03/12/44(b)	484,092	487,522

		16,229,552

Whole Loan Collateralized Mortgage Obligations (2.2%)
Banc of America Mortgage Securities, Inc., Series 2003-F, Cl 1A1, 2.748%, 07/25/33(b)	418,436	365,900
Countrywide Home Loan Mortgage Pass-Through Certificates, Series 2003-15, Cl 1A1, 0.794%, 06/25/18(b)	629,911	609,611
CS First Boston Mortgage Securities Corp., Series 2004-1, Cl 4A1, 5.000%, 02/25/19	202,791	206,304
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Cl A, 3.000%, 09/30/19(a)	400,845	403,320
First Horizon Mortgage Pass-Through Trust, Series 2004-AR4, Cl 2A1, 2.723%, 08/25/34(b)	397,818	339,939
Provident Funding Mortgage Loan Trust, Series 2004-1, Cl 1A1, 2.619%, 04/25/34(b)	243,291	226,953
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Cl 2A, 4.750%, 11/25/18	157,272	161,671
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Cl 1A1, 6.000%, 12/28/37	642,215	658,835

		2,972,533

Total Collateralized Mortgage Obligations (Cost $39,129,270)		39,008,502

See Notes to Schedules of Portfolio Investments.

Corporate Bonds (36.1%)
Auto Manufacturers (0.5%)
Daimler Finance North America LLC, 1.950%, 03/28/14(a)	615,000	613,229

Banks (10.0%)
Bank of America Corp., 1.040%, 09/11/12(b)	330,000	320,549
Bank of America Corp., 1.941%, 07/11/14(b)	755,000	679,164
Bank of America Corp., MTN, 1.848%, 01/30/14(b)	245,000	221,191
Bank of Montreal, MTN, 0.898%, 04/29/14(b)	205,000	204,347
Bank of New York Mellon Corp. (The), MTN, 0.709%, 01/31/14(b)	735,000	732,289
Bank of New York Mellon Corp. (The), MTN, 5.125%, 08/27/13	520,000	553,262
Bank of Nova Scotia, 2.250%, 01/22/13	440,000	446,013
Bank of Nova Scotia, 2.375%, 12/17/13	280,000	287,476
BB&T Corp., MTN, 3.850%, 07/27/12	1,150,000	1,168,762
Capital One Financial Corp., 1.553%, 07/15/14(b)	690,000	667,969
Fifth Third Bank, 0.576%, 05/17/13(b)	705,000	691,815
PNC Funding Corp., 5.400%, 06/10/14	1,000,000	1,093,566
Royal Bank of Canada, 0.703%, 04/17/14(b)	1,230,000	1,217,377
Royal Bank of Canada, 1.128%, 10/30/14(b)	625,000	623,207
State Street Corp., 0.528%, 04/30/12(b)	400,000	400,230
Toronto-Dominion Bank (The), 0.701%, 07/14/14(b)	255,000	254,722
Wachovia Corp., MTN, 5.500%, 05/01/13	1,400,000	1,477,139
Westpac Banking Corp., 2.250%, 11/19/12	2,012,000	2,032,001

		13,071,079

Beverages (1.5%)
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	250,000	251,787
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 03/26/13	295,000	300,453
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	565,000	572,824
PepsiCo, Inc., 0.524%, 05/10/13(b)	890,000	890,954

		2,016,018

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	590,000	603,615

Cosmetics/Personal Care (0.3%)
Procter & Gamble Co. (The), 0.493%, 11/14/12(b)	410,000	410,058

Diversified Financial Services (10.6%)
American Express Credit Corp., 1.424%, 06/24/14(b)	735,000	720,880
BlackRock, Inc., 0.806%, 05/24/13(b)	1,210,000	1,209,291
BlackRock, Inc., 2.250%, 12/10/12	640,000	648,650
Caterpillar Financial Services Corp., 5.750%, 02/15/12	1,185,000	1,192,574
Caterpillar Financial Services Corp., 6.125%, 02/17/14	605,000	669,842
Citigroup, Inc., 5.500%, 04/11/13	1,280,000	1,306,781
General Electric Capital Corp., 1.234%, 01/07/14(b)	1,675,000	1,650,341
Goldman Sachs Group, Inc. (The), 1.435%, 02/07/14(b)	1,265,000	1,182,395
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	205,000	208,902
John Deere Capital Corp., 0.747%, 03/03/14(b)	785,000	782,802
JPMorgan Chase & Co., 5.750%, 01/02/13	1,005,000	1,042,527
JPMorgan Chase & Co., MTN, 1.296%, 05/02/14(b)	1,105,000	1,072,402
MassMutual Global Funding II, 0.781%, 01/14/14(a)(b)	1,160,000	1,160,136
Morgan Stanley, 2.016%, 01/24/14(b)	985,000	906,626
Woodside Finance Ltd., 4.500%, 11/10/14(a)	160,000	168,465

		13,922,614

See Notes to Schedules of Portfolio Investments.

Electric (2.1%)
Dominion Resources, Inc., Series B, 6.250%, 06/30/12	380,000	389,988
Duke Energy Corp., 6.300%, 02/01/14	550,000	606,806
Duke Energy Indiana, Inc., 5.000%, 09/15/13	525,000	555,658
Midamerican Energy Holdings Co., 5.875%, 10/01/12	475,000	491,708
NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	295,000	300,118
Peco Energy Co., 4.750%, 10/01/12	420,000	432,554

		2,776,832

Electronics (0.6%)
Thermo Fisher Scientific, Inc., 2.150%, 12/28/12	760,000	769,122

Food (0.5%)
General Mills, Inc., 5.650%, 09/10/12	610,000	628,709

Gas (0.3%)
Sempra Energy, 2.000%, 03/15/14	405,000	410,131

Insurance (4.1%)
Allstate Corp. (The), 7.500%, 06/15/13	450,000	485,050
Allstate Life Global Funding Trusts, MTN, 5.375%, 04/30/13	1,105,000	1,166,806
MetLife Institutional Funding II, 1.481%, 04/04/14(a)(b)	1,025,000	1,022,731
MetLife, Inc., 5.500%, 06/15/14	220,000	240,015
New York Life Global Funding, 0.538%, 08/22/12(a)(b)	600,000	599,884
New York Life Global Funding, 4.650%, 05/09/13(a)	120,000	125,811
Pricoa Global Funding I, 5.450%, 06/11/14(a)	900,000	972,710
Prudential Financial, Inc., MTN, 2.750%, 01/14/13	760,000	766,548

		5,379,555

Media (1.1%)
Comcast Corp., 5.300%, 01/15/14	585,000	630,368
DIRECTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/2012 @ 103.81	230,000	244,087
Time Warner Cable, Inc., 5.400%, 07/02/12	505,000	516,387
Time Warner Cable, Inc., 7.500%, 04/01/14	115,000	128,760

		1,519,602

Mining (0.9%)
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	745,000	765,315
Teck Resources Ltd., 9.750%, 05/15/14	320,000	376,054

		1,141,369

Pharmaceuticals (0.4%)
McKesson Corp., 5.250%, 03/01/13	285,000	299,077
McKesson Corp., 6.500%, 02/15/14	200,000	221,337

		520,414

Pipelines (1.2%)
Enterprise Products Operating LLC, Series M, 5.650%, 04/01/13	680,000	711,974
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	150,000	151,714
Plains All American Pipeline LP, 4.250%, 09/01/12	675,000	688,544

		1,552,232

Retail (0.2%)
Nordstrom, Inc., 6.750%, 06/01/14	295,000	330,794

Telecommunication Services (0.7%)
Verizon Communications, Inc., 1.184%, 03/28/14(b)	470,000	469,392
Verizon Communications, Inc., 1.250%, 11/03/14	430,000	432,127

		901,519

Toys/Games/Hobbies (0.3%)
Mattel, Inc., 5.625%, 03/15/13	370,000	388,755

See Notes to Schedules of Portfolio Investments.

Transportation (0.3%)
Burlington Northern Santa Fe LLC, 4.300%, 07/01/13	435,000	454,817

Total Corporate Bonds (Cost $47,776,881)		47,410,464

Municipal Bond (0.8%)
New Jersey (0.8%)
New Jersey Economic Development Authority, RB, BAB, 1.546%, 06/15/13(b)	1,106,000	1,106,243

Total Municipal Bond (Cost $1,105,863)		1,106,243

U.S. Government Agencies (7.9%)
Federal Home Loan Mortgage Corporation (3.6%)
0.600%, 08/22/13	1,500,000	1,500,546
0.500%, 08/23/13	1,300,000	1,297,826
0.500%, 09/06/13	1,350,000	1,348,395
1.000%, 08/27/14	500,000	504,867

		4,651,634

Federal National Mortgage Association (4.3%)
0.550%, 12/27/13	1,325,000	1,322,937
1.625%, 08/08/14	2,335,000	2,337,510
0.875%, 08/28/14	2,000,000	2,009,758

		5,670,205

Total U.S. Government Agencies (Cost $10,339,055)		10,321,839

U.S. Government Agency Mortgages (11.4%)
Federal Home Loan Mortgage Corporation (1.3%)
Pool #847276, 2.621%, 04/01/34(b)	80,938	85,159
Pool #1H2581, 2.450%, 01/01/36(b)	745,145	783,124
Pool #848154, 2.745%, 06/01/36(b)	116,267	123,747
Pool #1B7142, 2.599%, 09/01/36(b)	119,076	126,705
Pool #1Q0853, 4.001%, 01/01/37(b)	197,249	209,257
Pool #1G1676, 5.481%, 04/01/37(b)	308,842	332,271

		1,660,263

Federal National Mortgage Association (10.1%)
Pool #545471, 5.926%, 02/01/12	96,944	96,940
Pool #384762, 6.005%, 02/01/12	513,874	515,200
Pool #545527, 6.183%, 02/01/12	184,346	184,337
Pool #375493, 6.925%, 11/01/12	184,091	186,880
Pool #555162, 4.826%, 01/01/13	464,017	473,740
Pool #745503, 5.371%, 02/01/13	229,711	235,504
Pool #873590, 5.470%, 04/01/13	147,052	151,654
Pool #555910, 4.920%, 10/01/13	207,981	216,194
Pool #958368, 4.710%, 03/01/14	579,240	613,218
Pool #AD0172, 4.756%, 04/01/16	222,809	239,572
Pool #469408, 1.021%, 11/01/18(b)	2,785,000	2,802,521
Pool #995511, 5.500%, 12/01/18	544,937	591,988
Pool #995426, 5.500%, 09/01/21	643,981	699,986
Pool #635082, 2.374%, 05/01/32(b)	125,194	130,244
Pool #555844, 2.349%, 10/01/33(b)	239,176	251,719
Pool #822302, 2.587%, 05/01/35(b)	391,802	415,127
Pool #995540, 2.395%, 01/01/36(b)	1,542,826	1,626,481
Pool #995542, 2.398%, 02/01/36(b)	601,680	635,681
Pool #AL0968, 2.529%, 12/01/36(b)	610,490	647,769
Pool #AD0380, 2.434%, 10/01/37(b)	834,157	880,777
Pool #AL0966, 4.343%, 11/01/37(b)	607,094	645,861
Pool #AL0967, 2.567%, 04/01/38(b)	970,420	1,028,913

		13,270,306

Total U.S. Government Agency Mortgages (Cost $14,581,557)		14,930,569

See Notes to Schedules of Portfolio Investments.

Money Market Fund (0.8%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	988,213	988,213

Total Money Market Fund (Cost $988,213)		988,213

Total Investments (Cost $130,953,015) — 99.7%		130,815,660

Other assets in excess of liabilities — 0.3%		395,268

Net Assets — 100.0%		$131,210,928

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.6% of net assets as of December 31, 2011.
(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(c)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

BAB	– Build America Bonds

MTN	– Medium Term Note

RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations (93.5%)
U.S. Treasury Bonds (18.6%)
7.125%, 02/15/23	1,111,000	1,680,214
6.875%, 08/15/25	724,000	1,114,960
6.000%, 02/15/26	1,452,000	2,092,695
4.500%, 02/15/36	2,150,000	2,813,477
3.750%, 08/15/41	1,790,000	2,105,208

		9,806,554

U.S. Treasury Notes (74.9%)
0.875%, 02/29/12	4,100,000	4,105,445
2.375%, 09/30/14	3,179,000	3,354,093
0.500%, 10/15/14	8,710,000	8,746,068
1.750%, 07/31/15	7,645,000	7,979,469
1.500%, 06/30/16	6,550,000	6,773,624
2.625%, 08/15/20	7,795,000	8,407,032

		39,365,731

Total U.S. Treasury Obligations (Cost $47,458,636)		49,172,285

Money Market Fund (6.2%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	3,275,797	3,275,797

Total Money Market Fund (Cost $3,275,797)		3,275,797

Total Investments (Cost $50,734,433) — 99.7%		52,448,082

Other assets in excess of liabilities — 0.3%		175,285

Net Assets — 100.0%		$52,623,367

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund
	Shares or Principal Amount($)	Value($)
Asset-Backed Security (0.2%)
Student Loan Asset Backed Security (0.2%)
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.665%, 04/30/29(a)	3,116,538	3,107,774

Total Asset-Backed Security (Cost $3,097,798)		3,107,774

Collateralized Mortgage Obligations (30.9%)
Agency Collateralized Mortgage Obligations (25.0%)
Federal Home Loan Bank, Series Y2-2015, Cl 1, 2.600%, 04/20/15	5,911,164	6,092,850
Federal Home Loan Mortgage Corporation, Series 2840, Cl LJ, 4.250%, 11/15/17	799,555	812,691
Federal Home Loan Mortgage Corporation, Series 2877, Cl WF, 0.678%, 10/15/34(a)	4,263,885	4,259,114
Federal Home Loan Mortgage Corporation, Series 2892, Cl F, 0.578%, 01/15/19(a)	2,099,349	2,100,055
Federal Home Loan Mortgage Corporation, Series 3000, Cl FG, 0.578%, 07/15/25(a)	5,622,953	5,606,409
Federal Home Loan Mortgage Corporation, Series 3135, Cl FC, 0.578%, 04/15/26(a)	4,527,448	4,522,594
Federal Home Loan Mortgage Corporation, Series 3232, Cl KF, 0.728%, 10/15/36(a)(b)	8,102,880	8,074,572
Federal Home Loan Mortgage Corporation, Series 3264, Cl FB, 0.648%, 01/15/37(a)	4,877,470	4,840,430
Federal Home Loan Mortgage Corporation, Series 3320, Cl FC, 0.448%, 05/15/37(a)(b)	9,995,279	9,955,626
Federal Home Loan Mortgage Corporation, Series 3450, Cl AF, 0.988%, 05/15/38(a)(b)	5,240,491	5,263,567
Federal Home Loan Mortgage Corporation, Series 3511, Cl FA, 1.278%, 02/15/39(a)(b)	19,795,246	19,994,140
Federal Home Loan Mortgage Corporation, Series 3574, Cl MA, 4.000%, 09/15/21	8,424,945	8,802,514
Federal Home Loan Mortgage Corporation, Series 3593, Cl F, 0.746%, 03/15/36(a)	9,204,479	9,249,047
Federal Home Loan Mortgage Corporation, Series 3812, Cl BE, 2.750%, 09/15/18	14,297,506	14,749,672
Federal National Mortgage Association, Series 2002-M2, Cl C, 4.717%, 08/25/12	11,066,891	11,187,487
Federal National Mortgage Association, Series 2003-129, Cl GA, 4.680%, 04/25/30	3,445,842	3,485,990
Federal National Mortgage Association, Series 2003-32, Cl VT, 6.000%, 09/25/15	2,448,869	2,466,750
Federal National Mortgage Association, Series 2005-40, Cl FB, 0.544%, 05/25/35(a)	3,043,108	3,030,093
Federal National Mortgage Association, Series 2005-92, Cl UF, 0.644%, 10/25/25(a)	4,842,588	4,828,402
Federal National Mortgage Association, Series 2006-84, Cl FQ, 0.844%, 09/25/36(a)(b)	10,630,994	10,641,606
Federal National Mortgage Association, Series 2007-102, Cl FA, 0.864%, 11/25/37(a)(b)	8,948,498	8,966,659
Federal National Mortgage Association, Series 2007-109, Cl NF, 0.844%, 12/25/37(a)(b)	17,111,724	17,136,562
Federal National Mortgage Association, Series 2007-2, Cl FM, 0.544%, 02/25/37(a)	4,783,917	4,751,325
Federal National Mortgage Association, Series 2007-30, Cl WF, 0.534%, 04/25/37(a)	21,229,030	21,077,886
Federal National Mortgage Association, Series 2007-4, Cl DF, 0.739%, 02/25/37(a)(b)	4,133,966	4,107,150
Federal National Mortgage Association, Series 2007-54, Cl KF, 0.604%, 06/25/37(a)	8,657,776	8,603,581
Federal National Mortgage Association, Series 2007-88 CI JF, 0.844%, 04/25/37(b)	8,471,074	8,479,292
Federal National Mortgage Association, Series 2008-12, Cl FE, 0.894%, 01/25/33(a)	4,152,261	4,156,205
Federal National Mortgage Association, Series 2008-18, Cl FE, 1.024%, 03/25/38(a)(b)	9,406,470	9,455,091
Federal National Mortgage Association, Series 2009-37, Cl HA, 4.000%, 04/25/19	502,181	528,526
Federal National Mortgage Association, Series 2010-134, Cl BF, 0.724%, 10/25/40(a)	20,179,815	20,052,528
Federal National Mortgage Association, Series 2010-42, Cl AF, 0.894%, 05/25/40(a)	18,952,183	18,992,735
Federal National Mortgage Association, Series 2011-38, Cl AH, 2.750%, 05/25/20	6,929,750	7,146,335
Federal National Mortgage Association, Series 2011-M1, Cl FA, 0.744%, 06/25/21(a)(b)	49,171,916	48,225,499
Government National Mortgage Association, Series 2002-56, Cl C, 5.677%, 07/16/27	6,140,218	6,281,480
Government National Mortgage Association, Series 2005-67, Cl B, 4.751%, 10/16/26(a)	2,674,018	2,692,819
Government National Mortgage Association, Series 2010-66, Cl A, 1.869%, 09/16/27	12,908,654	12,982,866
Government National Mortgage Association, Series 2010-97, Cl A, 2.321%, 01/16/32	3,481,638	3,542,320
NCUA Guaranteed Notes, Series 2010-C1, Cl A1, 1.600%, 10/29/20	4,053,651	4,105,126
NCUA Guaranteed Notes, Series 2010-R2, Cl 1A, 0.644%, 11/06/17(a)	4,925,966	4,925,966
NCUA Guaranteed Notes, Series 2011-C1, Cl 2A, 0.804%, 03/09/21(a)	33,567,224	33,624,959
NCUA Guaranteed Notes, Series 2011-R1, Cl 1A, 0.724%, 01/08/20(a)	14,589,090	14,614,183

See Notes to Schedules of Portfolio Investments.

NCUA Guaranteed Notes, Series 2011-R2, Cl 1A, 0.674%, 02/06/20(a)	1,564,646	1,564,646
NCUA Guaranteed Notes, Series 2011-R4, Cl 1A, 0.654%, 03/06/20(a)	27,200,475	27,200,475
NCUA Guaranteed Notes, Series 2011-R6, Cl 1A, 0.654%, 05/07/20(a)	22,216,157	22,216,157

		455,393,980

Agency Collateralized Planned Amortization Class Mortgage Obligations (4.3%)
Federal Home Loan Mortgage Corporation, Series 2575, Cl FG, 0.678%, 05/15/32(a)	1,714,327	1,715,182
Federal Home Loan Mortgage Corporation, Series 3200, Cl FP, 0.478%, 08/15/36(a)(b)	10,443,378	10,381,266
Federal National Mortgage Association, Series 2003-63, Cl FE, 0.694%, 10/25/31(a)	6,857,873	6,852,495
Federal National Mortgage Association, Series 2003-73, Cl DF, 0.744%, 10/25/32(a)	7,506,550	7,500,118
Federal National Mortgage Association, Series 2005-42, Cl PF, 0.494%, 05/25/35(a)	6,191,605	6,161,191
Federal National Mortgage Association, Series 2005-57, Cl EG, 0.594%, 03/25/35(a)	4,996,902	4,982,438
Federal National Mortgage Association, Series 2006-123, Cl PF, 0.554%, 01/25/37(a)(b)	12,878,334	12,792,646
Federal National Mortgage Association, Series 2006-79, Cl GF, 0.694%, 08/25/36(a)(b)	28,083,617	28,021,114

		78,406,450

Commercial Mortgage Backed Security (1.4%)
FDIC Structured Sale Guaranteed Notes, Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(c)	26,541,006	26,791,420

Whole Loan Collateralized Mortgage Obligation (0.2%)
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Cl A, 3.000%, 09/30/19(c)	3,496,843	3,518,436

Total Collateralized Mortgage Obligations (Cost $563,236,134)		564,110,286

U.S. Government Agency Mortgages (62.6%)
Federal Home Loan Mortgage Corporation (19.4%)
Pool #972122, 2.225%, 06/01/33(a)	49,021	49,899
Pool #847615, 2.602%, 07/01/33(a)	8,235,009	8,704,160
Pool #781028, 2.349%, 11/01/33(a)	5,128,933	5,371,997
Pool #847276, 2.621%, 04/01/34(a)	599,905	631,191
Pool #847522, 2.740%, 05/01/34(a)	223,387	237,455
Pool #847308, 2.552%, 07/01/34(a)	374,367	394,639
Pool #1G0077, 2.486%, 02/01/35(a)	176,369	184,543
Pool # 847404, 4.434%, 04/01/35(a)	5,484,235	5,792,341
Pool #1B2282, 5.138%, 07/01/35(a)	3,149,543	3,342,145
Pool #1H2511, 4.930%, 08/01/35(a)	10,605,292	11,247,728
Pool #1L0256, 2.375%, 11/01/35(a)	7,394,699	7,738,597
Pool #1H2581, 2.450%, 01/01/36(a)	9,064,982	9,527,013
Pool #848154, 2.745%, 06/01/36(a)	10,113,657	10,764,325
Pool #1N0169, 2.001%, 07/01/36(a)	848,043	889,874
Pool #1Q0852, 2.474%, 07/01/36(a)	14,376,900	15,151,049
Pool #1Q0140, 2.468%, 08/01/36(a)	3,176,224	3,356,261
Pool #1B7142, 2.599%, 09/01/36(a)	1,469,295	1,563,431
Pool #1J0129, 2.600%, 09/01/36(a)	1,315,066	1,392,274
Pool #848153, 2.554%, 10/01/36(a)	2,996,145	3,176,979
Pool #847935, 2.547%, 11/01/36(a)	16,437,362	17,347,247
Pool #1G2555, 2.903%, 11/01/36(a)	5,984,147	6,301,357
Pool #848569, 4.844%, 11/01/36(a)	35,698,165	37,810,504
Pool #848133, 5.154%, 11/01/36(a)	3,705,466	3,932,588
Pool #1G2585, 3.032%, 12/01/36(a)	212,136	225,724
Pool #1Q0853, 4.001%, 01/01/37(a)	15,013,465	15,927,443
Pool #1J0331, 2.673%, 03/01/37(a)	1,079,203	1,149,907
Pool #1G1676, 5.481%, 04/01/37(a)	311,313	334,929
Pool #1Q1195, 2.401%, 05/01/37(a)	24,864,329	26,249,746
Pool #848048, 5.052%, 05/01/37(a)	4,358,347	4,628,250
Pool #1J0533, 2.617%, 07/01/37(a)	38,020	40,491
Pool #1N1664, 5.924%, 07/01/37(a)	10,219,708	10,908,501
Pool #1J0681, 5.923%, 10/01/37(a)	9,583,833	10,215,986
Pool #1Q0652, 4.920%, 02/01/38(a)	4,613,913	4,880,110
Pool #1Q1266, 3.729%, 11/01/38(a)	90,613,587	95,916,821

See Notes to Schedules of Portfolio Investments.

Pool #1Q1039, 4.859%, 03/01/39(a)	6,060,556	6,462,189
Pool #1Q1016, 4.585%, 04/01/39(a)	6,712,445	7,159,299
Pool #1B4755, 3.493%, 06/01/40(a)	13,894,375	14,546,151

		353,553,144

Federal National Mortgage Association (43.2%)
Pool #545387, 5.969%, 01/01/12	608,552	608,528
Pool #384569, 6.200%, 01/01/12	1,275,000	1,270,277
Pool #874333, 5.620%, 02/01/12	6,915,000	6,934,979
Pool #545471, 5.926%, 02/01/12	2,636,245	2,636,132
Pool #384762, 6.005%, 02/01/12	2,900,339	2,907,826
Pool #545423, 6.083%, 02/01/12	937,721	937,681
Pool #545425, 6.163%, 02/01/12	1,339,003	1,342,711
Pool #545527, 6.183%, 02/01/12	2,800,464	2,800,333
Pool #545547, 6.038%, 03/01/12	194,734	197,374
Pool #760762, 4.890%, 04/01/12	3,825,000	3,804,607
Pool #545685, 5.688%, 04/01/12	294,544	294,321
Pool #545708, 6.123%, 05/01/12	517,457	522,697
Pool #385082, 6.180%, 05/01/12	4,357,006	4,356,861
Pool #385284, 5.610%, 07/01/12	108,759	108,676
Pool #385290, 5.780%, 07/01/12	1,419,326	1,447,722
Pool #545745, 6.053%, 07/01/12	478,125	483,191
Pool #555088, 6.316%, 08/01/12	490,863	490,414
Pool #385520, 5.410%, 09/01/12	294,032	295,874
Pool #385395, 5.530%, 09/01/12	1,726,398	1,737,327
Pool #545987, 5.835%, 09/01/12	654,634	661,269
Pool #545892, 5.217%, 10/01/12	503,741	508,625
Pool #375459, 6.775%, 10/01/12	2,314,886	2,340,353
Pool #313755, 7.000%, 10/01/12	10,176	10,222
Pool #545978, 4.764%, 11/01/12	1,264,165	1,275,149
Pool #545938, 5.123%, 11/01/12	1,249,117	1,265,587
Pool #385578, 5.450%, 11/01/12	2,270,000	2,285,619
Pool #375493, 6.925%, 11/01/12	1,748,864	1,775,359
Pool #555058, 4.719%, 12/01/12	1,881,912	1,898,302
Pool #873198, 5.150%, 12/01/12	1,378,807	1,380,940
Pool #555162, 4.826%, 01/01/13	2,941,871	3,003,514
Pool #385683, 4.830%, 02/01/13	4,267,424	4,368,175
Pool #385921, 4.830%, 02/01/13	189,960	193,880
Pool #555191, 4.857%, 02/01/13	1,580,446	1,618,555
Pool #555264, 4.860%, 02/01/13	1,000,194	1,018,914
Pool #873294, 5.100%, 02/01/13	1,757,511	1,814,190
Pool #385998, 4.635%, 03/01/13	383,028	391,681
Pool #555317, 4.879%, 04/01/13	2,847,791	2,925,211
Pool #873590, 5.470%, 04/01/13	362,728	374,079
Pool #555435, 4.501%, 05/01/13	155,645	159,155
Pool #555505, 4.663%, 05/01/13	137,851	140,445
Pool #386210, 4.080%, 06/01/13	4,266,241	4,379,843
Pool #386287, 4.115%, 06/01/13	8,540,620	8,850,319
Pool #555648, 4.542%, 06/01/13	166,040	170,269
Pool #873612, 5.770%, 06/01/13	1,260,673	1,309,886
Pool #386314, 3.790%, 07/01/13	3,955,064	4,059,077
Pool #386424, 4.190%, 07/01/13	335,954	347,658
Pool #386380, 4.210%, 07/01/13	357,954	368,720
Pool #386441, 4.220%, 08/01/13	119,972	124,180
Pool #735065, 4.484%, 08/01/13	358,611	366,638
Pool #360500, 6.255%, 09/01/13	1,000,000	1,076,264
Pool #555910, 4.920%, 10/01/13(b)	6,025,819	6,263,777
Pool #555806, 5.159%, 10/01/13	3,383,862	3,548,959
Pool #555850, 4.818%, 11/01/13	656,998	688,132
Pool #725324, 5.391%, 11/01/13	408,265	424,988

See Notes to Schedules of Portfolio Investments.

Pool #380935, 6.250%, 12/01/13	574,846	596,558
Pool #AD0192, 4.721%, 01/01/14	3,031,303	3,183,449
Pool #386742, 4.870%, 01/01/14	4,821,285	5,090,081
Pool #386802, 4.900%, 01/01/14	5,144,299	5,415,917
Pool #958216, 5.370%, 01/01/14	2,965,279	3,152,557
Pool #958368, 4.710%, 03/01/14	13,407,465	14,193,956
Pool #386925, 4.360%, 04/01/14	435,269	458,278
Pool #958806, 3.850%, 05/01/14	963,451	1,011,765
Pool #958789, 3.920%, 06/01/14	8,396,367	8,841,458
Pool #462846, 4.150%, 07/01/14	1,543,816	1,634,131
Pool #735028, 5.735%, 09/01/14	4,070,436	4,437,895
Pool #375190, 7.440%, 11/01/14	3,110,729	3,138,731
Pool #387302, 4.700%, 03/01/15	498,415	537,314
Pool #735387, 4.894%, 04/01/15	187,926	205,585
Pool #387352, 5.160%, 04/01/15	233,029	253,125
Pool #375103, 7.660%, 05/01/15	1,215,697	1,236,451
Pool #735675, 4.988%, 06/01/15	4,778,654	5,202,167
Pool #387486, 4.700%, 07/01/15	717,915	730,175
Pool #735953, 4.997%, 08/01/15	24,013	26,223
Pool #462011, 5.155%, 08/01/15	85,203	92,776
Pool #465821, 2.900%, 09/01/15	1,078,322	1,128,959
Pool #462018, 5.365%, 09/01/15	406,774	443,505
Pool #466534, 2.040%, 11/01/15	625,000	639,837
Pool #462085, 5.315%, 11/01/15	3,705,424	4,143,715
Pool #387740, 5.245%, 12/01/15	1,187,306	1,306,466
Pool #745504, 5.152%, 02/01/16	12,727,999	14,204,083
Pool #745530, 5.273%, 04/01/16	131,520	147,384
Pool #745727, 5.260%, 05/01/16	276,787	298,354
Pool #380240, 6.590%, 05/01/16	901,330	940,749
Pool #468647, 2.260%, 07/01/16	17,930,000	18,400,493
Pool #462237, 5.525%, 07/01/16	162,368	179,516
Pool #745764, 5.725%, 07/01/16	468,119	517,997
Pool #468795, 2.470%, 08/01/16	15,200,000	15,715,681
Pool #463420, 4.050%, 09/01/16	6,511,962	6,910,824
Pool #888015, 5.543%, 11/01/16	484,417	537,697
Pool #469673, 2.080%, 12/01/16	4,935,000	5,020,547
Pool #470340, 2.090%, 01/01/17(d)	4,675,000	4,762,656
Pool #735745, 4.989%, 01/01/17	82,195	88,452
Pool #545414, 5.500%, 01/01/17	1,000,447	1,086,828
Pool #888969, 5.932%, 11/01/17	3,187,887	3,491,896
Pool #931675, 5.500%, 01/01/18(b)	3,761,348	4,086,110
Pool #469178, 0.675%, 09/01/18(a)	14,683,496	14,794,325
Pool #469334, 0.675%, 10/01/18(a)	12,790,000	12,853,125
Pool #469482, 1.075%, 10/01/18(a)	13,420,000	13,573,103
Pool #469408, 0.990%, 11/01/18(a)	35,335,000	35,557,302
Pool #995511, 5.500%, 12/01/18	7,507,762	8,155,997
Pool #466804, 0.825%, 12/01/20(a)	13,370,000	13,509,046
Pool #995426, 5.500%, 09/01/21	8,864,652	9,635,583
Pool #469386, 0.865%, 10/01/21(a)	30,015,000	30,186,537
Pool #469856, 1.042%, 12/01/21(a)	17,690,000	17,769,769
Pool #995434, 5.000%, 09/01/23	5,987,280	6,466,813
Pool #635082, 2.374%, 05/01/32(a)	142,437	148,184
Pool #604921, 2.142%, 10/01/32(a)	117,548	122,181
Pool #671993, 2.369%, 12/01/32(a)	15,947	16,190
Pool #AE0044, 5.131%, 03/01/33(a)	3,424,013	3,640,105
Pool #689966, 2.385%, 04/01/33(a)	1,117,882	1,165,403
Pool #555468, 2.303%, 05/01/33(a)	324,069	340,308
Pool #711466, 2.755%, 05/01/33(a)	33,222	33,730
Pool #733703, 2.354%, 08/01/33(a)	4,308,876	4,541,585
Pool #555756, 4.599%, 08/01/33(a)	3,518,107	3,809,979

See Notes to Schedules of Portfolio Investments.

Pool #555844, 2.349%, 10/01/33(a)	371,405	390,883
Pool #386320, 4.550%, 10/01/33	186,496	195,055
Pool #725126, 2.714%, 12/01/33(a)	2,748,060	2,902,262
Pool #793025, 1.940%, 07/01/34(a)	730,319	772,203
Pool #801510, 1.908%, 08/01/34(a)	1,884,098	1,963,135
Pool #794939, 1.760%, 10/01/34(a)	29,500	30,070
Pool #813565, 2.159%, 12/01/34(a)	6,020,810	6,266,514
Pool #745707, 2.439%, 12/01/34(a)	15,783,418	16,658,924
Pool #AD0064, 1.950%, 01/01/35(a)	17,958,727	18,863,639
Pool #805338, 2.326%, 01/01/35(a)	343,609	362,538
Pool #809384, 2.341%, 01/01/35(a)	425,180	440,514
Pool #813718, 2.421%, 01/01/35(a)	13,241,202	13,935,515
Pool #809772, 2.404%, 02/01/35(a)(b)	431,878	448,392
Pool #820598, 1.828%, 03/01/35(a)	896,014	925,534
Pool #814686, 2.274%, 03/01/35(a)	257,961	260,079
Pool #735545, 2.507%, 03/01/35(a)	5,199,504	5,484,261
Pool #822302, 2.587%, 05/01/35(a)	1,057,344	1,120,291
Pool #821373, 5.256%, 06/01/35(a)	1,776,122	1,888,377
Pool #735766, 4.690%, 07/01/35(a)	1,803,554	1,905,723
Pool #735810, 2.932%, 08/01/35(a)	1,773,227	1,876,145
Pool #829334, 2.365%, 09/01/35(a)	133,570	140,894
Pool #817467, 5.145%, 09/01/35(a)	4,768,249	5,065,069
Pool #AL0505, 2.478%, 11/01/35(a)	19,827,316	20,793,223
Pool #AD0377, 1.963%, 01/01/36(a)	3,588,070	3,774,175
Pool #995540, 2.395%, 01/01/36(a)(b)	9,542,667	10,060,087
Pool #995542, 2.398%, 02/01/36(a)	4,751,535	5,020,047
Pool #AL0854, 2.529%, 06/01/36(a)	13,065,584	13,740,340
Pool #AE0329, 4.752%, 06/01/36(a)	3,384,238	3,575,443
Pool #888859, 2.501%, 10/01/36(a)(b)	1,511,158	1,590,547
Pool #745975, 2.299%, 11/01/36(a)	4,735,836	4,980,094
Pool #903166, 2.400%, 11/01/36(a)	3,620,217	3,803,283
Pool #AL0968, 2.516%, 12/01/36(a)	30,524,482	32,388,428
Pool #905857, 2.625%, 12/01/36(a)	255,597	272,121
Pool #909313, 4.970%, 12/01/36(a)	1,125,492	1,180,844
Pool #888180, 2.436%, 01/01/37(a)	3,235,090	3,398,576
Pool #906216, 5.841%, 01/01/37(a)	3,065,803	3,271,952
Pool #535990, 2.443%, 04/01/37(a)	1,042,473	1,103,619
Pool #AA3518, 2.323%, 05/01/37(a)	14,840,560	15,650,905
Pool #AL0960, 3.206%, 07/01/37(a)	33,870,161	35,914,027
Pool #AL0872, 3.607%, 07/01/37(a)	5,822,542	6,166,224
Pool #995059, 5.359%, 08/01/37(a)	3,246,445	3,429,096
Pool #AD0380, 2.434%, 10/01/37(a)	13,003,777	13,730,540
Pool #AL0966, 4.979%, 11/01/37(a)	9,636,416	10,251,759
Pool #AE0332, 5.368%, 11/01/37(a)	10,795,561	11,387,287
Pool #AL0967, 2.655%, 04/01/38(a)	29,112,604	30,867,383
Pool #976778, 4.481%, 04/01/38(a)	10,347,085	11,043,887
Pool #AE0107, 5.349%, 10/01/38(a)	7,035,073	7,506,875
Pool #AE0279, 4.690%, 11/01/38(a)	3,103,516	3,310,061
Pool #725874, 2.439%, 09/01/39(a)	131,845	138,814
Pool #AE0066, 2.742%, 09/01/39(a)	31,578,370	33,281,652

		787,902,377

Total U.S. Government Agency Mortgages (Cost $1,122,407,817)		1,141,455,521

Money Market Fund (5.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	103,761,680	103,761,680

Total Money Market Fund (Cost $103,761,680)		103,761,680

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $1,792,503,429) — 99.4%	1,812,435,261

Other assets in excess of liabilities — 0.6%	10,961,094

Net Assets — 100.0%	$1,823,396,355

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2011.
(b)	All or a portion of this security has been segregated in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.7% of net assets as of December 31, 2011.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2011

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds (96.4%)
District of Columbia (4.5%)
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, RB, 5.000%, 10/01/29, Callable 10/01/20 @ 100	2,500,000	2,740,975
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, BHAC	2,175,000	2,411,879
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32, Callable 07/01/19 @ 100	2,000,000	2,177,040

		7,329,894

Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C, RB, 5.000%, 08/01/22, Callable 08/01/21 @ 100	1,500,000	1,777,665

Virginia (90.8%)
Arlington County, GO, 5.000%, 03/15/15	4,500,000	5,133,465
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/10/16 @ 100, NATL-RE	2,890,000	3,145,071
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465,000	2,752,715
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22, Callable 08/01/20 @ 100	3,700,000	4,473,004
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	1,770,000	2,134,036
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, NATL-RE	2,100,000	2,436,357
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, NATL-RE	2,855,000	3,174,903
Hampton, Series A, GO, 5.000%, 01/15/20, Callable 01/15/19 @ 100	1,000,000	1,233,200
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060,000	1,225,625
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425,000	2,776,552
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	5,495,000	6,146,872
Henrico County Economic Development Authority, Residential Care Facilities, Series A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100, MSF	980,000	985,410
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, MSF, AGM	1,500,000	1,631,760
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, AGM	2,215,000	2,518,411
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	2,000,000	2,205,140
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	3,125,602
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	1,000,000	1,104,250
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500,000	3,878,735
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, AGM	2,225,000	2,600,558
Newport News, GO, 5.250%, 07/01/15	3,000,000	3,464,730
Peninsula Ports Authority, Residential Care Facility, Series A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520,000	3,970,278
Pittsylvania County, GO, 5.000%, 03/01/21, Callable 03/01/20 @ 100	1,000,000	1,213,040

See Notes to Schedules of Portfolio Investments.

Pittsylvania County, Series B, GO, 5.000%, 03/01/22, Callable 03/01/20 @ 100	1,000,000	1,198,290
Portsmouth, Series B, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000,000	1,197,200
Portsmouth, Series D, GO, 5.000%, 07/15/23, Callable 07/15/20 @ 100	1,250,000	1,519,225
Powhatan County, GO, 5.000%, 01/15/32, Callable 01/15/20 @ 100	1,580,000	1,741,350
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, AGM	1,435,000	1,592,147
Richmond, Series B, GO, 5.000%, 07/15/18	2,000,000	2,473,640
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,996,973
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/13 @ 100	1,000,000	1,010,150
Roanoke, GO, 5.000%, 10/01/18	2,450,000	3,026,681
Roanoke, Series B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500,000	2,723,375
Roanoke Industrial Development Authority, Carilion Health System, Series A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, NATL-RE	1,000,000	1,017,930
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23, Callable 07/01/20 @ 100	1,000,000	1,046,510
Stafford County & Staunton Industrial Development Authority, Series B, RB, 5.000%, 08/01/25, Callable 08/01/27 @ 100, XLCA	2,500,000	2,645,775
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100, MSF	4,940,000	5,443,485
Virginia Beach, Public Improvement, Series C, GO, 5.000%, 09/15/16	2,325,000	2,773,283
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,250,000	1,568,900
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Sinkable 01/01/16 @ 100, MSF	3,950,000	4,752,047
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000,000	3,529,110
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000,000	5,622,700
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30, Callable 07/01/21 @ 100	1,460,000	1,549,571
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18 GO	1,205,000	1,290,133
Virginia Housing Development Authority, Commonwealth Mortgage, Series E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO of Authority	2,450,000	2,701,615
Virginia Polytechnic Institute & State University, Series D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095,000	2,293,543
Virginia Public Building Authority Facilities, Series A, RB, 5.000%, 08/01/26, Callable 08/01/21 @ 100	2,500,000	2,948,025
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, Callable 08/01/19 @ 100	4,000,000	4,952,400
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000,000	2,266,440
Virginia Resources Authority, Clean Water State Revolving Fund, Series B, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100	1,000,000	1,171,380
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/20, Callable 10/01/17 @ 100	2,000,000	2,365,620
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,065,000	2,428,295
Virginia Resources Authority, Series B, AMT, RB, 4.000%, 08/01/17	1,085,000	1,218,238
Virginia Resources Authority, Series B, AMT, RB, 4.000%, 08/01/18	1,130,000	1,277,657
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,416,350
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/18	2,775,000	3,440,390
Virginia State, Series A, GO, 5.000%, 06/01/19, Prerefunded 06/01/14 @ 100	3,170,000	3,514,484
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, NATL-RE	1,000,000	1,099,670

See Notes to Schedules of Portfolio Investments.

Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, NATL-RE/FGIC	2,000,000	2,321,060

		147,463,356

Total Municipal Bonds (Cost $144,068,774)		156,570,915

Money Market Fund (2.5%)
Federated Virginia Municipal Cash Trust, Institutional Shares, 0.01%(a)	4,140,133	4,140,133

Total Money Market Fund (Cost $4,140,133)		4,140,133

Total Investments (Cost $148,208,907) — 98.9%		160,711,048

Other assets in excess of liabilities — 1.1%		1,718,680

Net Assets — 100.0%		$162,429,728

(a)	Rate disclosed, the 7 day net yield, is as of December 31, 2011.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	– Security guaranteed by Financial Guaranty Insurance Company

GO	– General Obligation

MSF	– Mandatory Sinking Fund

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

RB	– Revenue Bond

XLCA	– Security guaranteed by XL Capital Assurance, Inc.

See Notes to Schedules of Portfolio Investments.

Notes to Schedule of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2011: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). The Funds’ prospectuses provide a description of each Fund’s investment objective, policies and strategies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. The actual results could differ from these estimates.

Security Valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Trust’s Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or

the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Funds’ Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee and such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it will request that a Committee meeting be called, and the securities may be valued using the Funds’ Pricing and Valuation Procedures and such securities may be considered Level 2 in the fair value hierarchy. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser or subadviser does not authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 1 in the fair value hierarchy.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Board. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.

Credit Default Swaps (“CDS”) are priced based upon valuations provided by an independent, third-party pricing agent approved by the Board. Such valuations are based on the market perception of the credit strength of the insured company’s debt. Inputs include data from market makers from their official books and records. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.

Interest Rate Swaps (“IRS”) are priced based upon valuations provided by an independent, third-party pricing agent approved by the Board. Inputs include data from market makers from their official books and records. Using the Funds’ Pricing and Valuation Procedures, such securities may be considered Level 2 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily NAVs.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities that mature in 60 days or less are generally valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.

The following is a summary of the inputs as of December 31, 2011 used to value each Fund’s securities based upon the three levels defined above:

Aggressive Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	85,720,209	—	—		85,720,209
Short-Term Investment	—	2,689,350	—		2,689,350
Money Market Fund	154,474	—	—		154,474

Total Investments	85,874,683	2,689,350	—		88,564,033

Emerging Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	11,172,940	—	—		11,172,940
Short-Term Investment	—	777,668	—		777,668

Total Investments	11,172,940	777,668	—		11,950,608

International Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	207,920,366	—	—		207,920,366
Preferred Stocks[1]	2,436,987	—	—		2,436,987
Money Market Fund	4,784,608	—	—		4,784,608

Total Investments	215,141,961	—	—		215,141,961

International Equity Index Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	342,174,110	2,924,390	0	[4]	345,098,500
Preferred Stocks[1]	3,543,003	—	—		3,543,003
Rights - Foreign[1]	—	—	0	[4]	0
Exchange Traded Funds	11,864,948	—	—		11,864,948
Units[1]	69,806	—	—		69,806
Short-Term Investment	—	14,307,075	—		14,307,075
Money Market Fund	548,112	—	—		548,112

Total Investments	358,199,979	17,231,465	0		375,431,444

Large Cap Core Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Common Stocks[1]	80,412,200	—	—		80,412,200
Money Market Fund	28,605	—	—		28,605

Total Investments	80,440,805	—	—		80,440,805

Large Cap Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	291,649,082	—	—	291,649,082
Short-Term Investment	—	2,092,063	—	2,092,063
Money Market Fund	176,886	—	—	176,886

Total Investments	291,825,968	2,092,063	—	293,918,031

Large Cap Value Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	1,868,640,724	—	—	1,868,640,724
Money Market Fund	84,324,635	—	—	84,324,635

Total Investments	1,952,965,359	—	—	1,952,965,359

Mid-Cap Value Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	1,853,252,624	—	—	1,853,252,624
Short-Term Investment	—	45,174,100	—	45,174,100
Money Market Fund	41,695,951	—	—	41,695,951

Total Investments	1,894,948,575	45,174,100	—	1,940,122,675

Select Large Cap Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	47,589,918	—	—	47,589,918
Money Market Fund	352,184	—	—	352,184

Total Investments	47,942,102	—	—	47,942,102

Small Cap Growth Stock Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	314,758,216	—	—	314,758,216
Short-Term Investment	—	41,296,771	—	41,296,771
Money Market Fund	4,262,439	—	—	4,262,439

Total Investments	319,020,655	41,296,771	—	360,317,426

Small Cap Value Equity Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Common Stocks[1]	1,094,284,172	—	—	1,094,284,172
Money Market Fund	72,205,551	—	—	72,205,551

Total Investments	1,166,489,723	—	—	1,166,489,723

Aggressive Growth Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	19,444,275	—	—	19,444,275
Exchange Traded Funds	4,968,095	—	—	4,968,095
Money Market Fund	975,338	—	—	975,338

Total Investments	25,387,708	—	—	25,387,708

Conservative Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	11,346,796	—	—	11,346,796
Fixed Income Funds	27,190,670	—	—	27,190,670
Exchange Traded Funds	3,797,873	—	—	3,797,873
Money Market Fund	2,365,310	—	—	2,365,310

Total Investments	44,700,649	—	—	44,700,649

Growth Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	37,091,152	—	—	37,091,152
Fixed Income Funds	15,662,545	—	—	15,662,545
Exchange Traded Funds	10,200,279	—	—	10,200,279
Money Market Fund	1,880,842	—	—	1,880,842

Total Investments	64,834,818	—	—	64,834,818

Moderate Allocation Strategy	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Equity Funds	61,208,494	—	—	61,208,494
Fixed Income Funds	64,292,282	—	—	64,292,282
Exchange Traded Funds	17,645,102	—	—	17,645,102
Money Market Fund	3,961,660	—	—	3,961,660

Total Investments	147,107,538	—	—	147,107,538

Core Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Collateralized Mortgage Obligations[1]	—	37,566,419	—	37,566,419
Corporate Bonds[1]	—	97,141,682	—	97,141,682
U.S. Government Agency Mortgages	—	103,301,214	—	103,301,214
U.S. Treasury Obligations	—	119,780,089	—	119,780,089
Short-Term Investment	—	603,628	—	603,628
Money Market Fund	20,798,454	—	—	20,798,454

Total Investments	20,798,454	358,393,032	—	379,191,486

Corporate Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Corporate Bonds[1]	—	71,768,922	—	71,768,922
Short-Term Investment	—	306,000	—	306,000
Money Market Fund	4,312,454	—	—	4,312,454

Total Investments	4,312,454	72,074,922	—	76,387,376

Georgia Tax-Exempt Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	137,472,456	—		137,472,456
Money Market Fund	11,325,161	—	—		11,325,161

Total Investments	11,325,161	137,472,456	—		148,797,617

High Grade Municipal Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	43,193,497	—		43,193,497
Money Market Fund	6,205,285	—	—		6,205,285

Total Investments	6,205,285	43,193,497	—		49,398,782

High Income Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Bank Loans[1]	—	22,187,659	—		22,187,659
Corporate Bonds[1]	—	422,925,728	539,820	[5]	423,465,548
U.S. Treasury Obligation	—	100,000	—		100,000
Preferred Stocks[1]	8,104,677	—	—		8,104,677
Convertible Preferred Stock[1]	6,689,025	—	—		6,689,025
Warrants[1]	3,908,162	—	—		3,908,162
Common Stocks[1]	5,729,974	—	—		5,729,974
Short-Term Investment	—	38,184,157	—		38,184,157
Money Market Fund	71,275,992	—	—		71,275,992

Total Investments	95,707,830	483,397,544	539,820		579,645,194

Intermediate Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Collateralized Mortgage Obligations[1]	—	19,757,983	—		19,757,983
Corporate Bonds[1]	—	383,974,511	—		383,974,511
U.S. Government Agency Mortgages	—	112,444,533	—		112,444,533
U.S. Treasury Obligations	—	640,044,197	—		640,044,197
Short-Term Investment	—	6,405,080	—		6,405,080
Money Market Fund	107,110,379	—	—		107,110,379

Total Investments	107,110,379	1,162,626,304	—		1,269,736,683

Investment Grade Tax-Exempt Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	818,580,502	—		818,580,502
Money Market Fund	112,905,542	—	—		112,905,542

Total Investments	112,905,542	818,580,502	—		931,486,044

Limited Duration Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Asset-Backed Securities[1]	—	5,409,033	—		5,409,033
Collateralized Mortgage Obligations[1]	—	12,681,692	—		12,681,692
Money Market Fund	385,563	—	—		385,563

Total Investments	385,563	18,090,725	—		18,476,288

Limited-Term Federal Mortgage Securities Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Collateralized Mortgage Obligations[1]	—	8,596,262	—		8,596,262
U.S. Government Agency Mortgages	—	33,730,929	—		33,730,929
Money Market Fund	4,137,172	—	—		4,137,172

Total Investments	4,137,172	42,327,191	—		46,464,363

Maryland Municipal Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	17,185,503	—		17,185,503
Money Market Fund	3,229,558	—	—		3,229,558

Total Investments	3,229,558	17,185,503	—		20,415,061

North Carolina Tax-Exempt Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Municipal Bonds[2]	—	46,977,976	—		46,977,976
Money Market Fund	2,247,316	—	—		2,247,316

Total Investments	2,247,316	46,977,976	—		49,225,292

Seix Floating Rate High Income Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)		Total($)
Bank Loans[1]	—	3,207,283,964	—		3,207,283,964
Corporate Bonds[1]	—	196,423,154	200,000	[5]	196,623,154
Preferred Stocks[1]	3,937,403	—	—		3,937,403
Convertible Preferred Stock[1]	1,952,250	—	—		1,952,250
Common Stock[1]	1,653,343	—	—		1,653,343
Warrants[1]	1,449,652	—	—		1,449,652
Money Market Fund	160,968,822	—	—		160,968,822

Total Investments	169,961,470	3,403,707,118	200,000		3,573,868,588

Seix High Yield Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Bank Loans[1]	—	3,943,131	—	3,943,131
Corporate Bonds[1]	—	1,730,410,418	—	1,730,410,418
Preferred Stock[1]	4,102,590	—	—	4,102,590
Convertible Preferred Stock[1]	14,432,779	—	—	14,432,779
Short-Term Investment	—	164,142,761	—	164,142,761
Money Market Fund	223,591,060	—	—	223,591,060

Total Investments	242,126,429	1,898,496,310	—	2,140,622,739

Short-Term Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Securities[1]	—	29,221,931	—	29,221,931
Collateralized Mortgage Obligations[1]	—	58,510,092	—	58,510,092
Corporate Bonds[1]	—	121,633,860	—	121,633,860
Municipal Bond[2]	—	4,931,085	—	4,931,085
U.S. Government Agencies	—	21,776,985	—	21,776,985
U.S. Government Agency Mortgages	—	39,798,570	—	39,798,570
U.S. Treasury Obligations	—	16,248,782	—	16,248,782
Money Market Fund	7,699,175	—	—	7,699,175

Total Investments	7,699,175	292,121,305	—	299,820,480

Short-Term U.S. Treasury Securities Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
U.S. Treasury Obligations	—	21,117,619	—	21,117,619
Money Market Fund	760,823	—	—	760,823

Total Investments	760,823	21,117,619	—	21,878,442

Total Return Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Securities[1]	—	9,056,607	—	9,056,607
Collateralized Mortgage Obligations[1]	—	114,961,453	—	114,961,453
Corporate Bonds[1]	—	222,116,749	—	222,116,749
U.S. Government Agency Mortgages	—	229,497,413	—	229,497,413
U.S. Treasury Obligations	—	293,878,666	—	293,878,666
Short-Term Investment	—	1,176,060	—	1,176,060
Money Market Fund	69,656,136	—	—	69,656,136

Total Investments	69,656,136	870,686,948	—	940,343,084

Other Financial Instruments[3]
Credit Default Swap Agreements – Buy Protection	—	3,021,854	—	3,021,854
Forward Foreign Currency Contracts	—	1,880,656	—	1,880,656

Total Other Financial Instruments	—	4,902,510	—	4,902,510

Ultra-Short Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Securities[1]	—	16,044,305	—	16,044,305
Certificate of Deposit[1]	—	1,005,525	—	1,005,525
Collateralized Mortgage Obligations[1]	—	39,008,502	—	39,008,502
Corporate Bonds[1]	—	47,410,464	—	47,410,464
Municipal Bond[2]	—	1,106,243	—	1,106,243
U.S. Government Agencies	—	10,321,839	—	10,321,839
U.S. Government Agency Mortgages	—	14,930,569	—	14,930,569
Money Market Fund	988,213	—	—	988,213

Total Investments	988,213	129,827,447	—	130,815,660

U.S. Government Securities Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
U.S. Treasury Obligations	—	49,172,285	—	49,172,285
Money Market Fund	3,275,797	—	—	3,275,797

Total Investments	3,275,797	49,172,285	—	52,448,082

U.S. Government Securities Ultra-Short Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Asset-Backed Security[1]	—	3,107,774	—	3,107,774
Collateralized Mortgage Obligations[1]	—	564,110,286	—	564,110,286
U.S. Government Agency Mortgages	—	1,141,455,521	—	1,141,455,521
Money Market Fund	103,761,680	—	—	103,761,680

Total Investments	103,761,680	1,708,673,581	—	1,812,435,261

Virginia Intermediate Municipal Bond Fund	Level 1 - Quoted Prices($)	Level 2 - Other Significant Observable Inputs($)	Level 3 - Significant Unobservable Inputs($)	Total($)
Municipal Bonds[2]	—	156,570,915	—	156,570,915
Money Market Fund	4,140,133	—	—	4,140,133

Total Investments	4,140,133	156,570,915	—	160,711,048

LIABILITIES VALUATION INPUT

Short-Term Bond Fund	Level 1- Quoted Prices ($)	Level 2- Other Significant Observable Inputs ($)	Level 3- Significant Unobservable Inputs ($)	Total($)
Other Financial Instruments[3]
Futures Contracts	(66,043)	—	—	(66,043)

Total	(66,043)	—	—	(66,043)

Total Return Bond Fund
Other Financial Instruments[3]
Credit Default Swap Agreements-Sell Protection	—	(5,294,216)	—	(5,294,216)
Forward Foreign Currency Contracts	—	(1,933,607)	—	(1,933,607)

Total	—	(7,227,823)	—	(7,227,823)

1	Please see the Schedule of Portfolio Investments for Sector or Country Classification.
2	Please see the Schedule of Portfolio Investments for State Classification.
3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
4	As of December 31, 2011 the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to; similar securities, company specific financial information, and company specific news. For each of these securities there were no changes in the valuation techniques used since the March 31, 2011 annual report. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of Level 3 securities held at period end have not been presented.
5	As of December 31, 2011 the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on quotations from principal market makers. The Level 3 roll forward and change in unrealized appreciation (depreciation) of these Level 3 securities held at the period end is presented below.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2011	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/2011
High Income Fund Corporate Bonds	$—	$—	$—	$213,687	$539,820	$(213,687)	$—	$—	$539,820	$213,687

Seix Floating Rate High Income Fund Corporate Bonds	$—	$—	$—	$79,817	$200,000	$(79,817)	$—	$—	$200,000	$79,817

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Levels 1, 2 or 3 as of December 31, 2011, based on the valuation input levels assigned to securities on March 31, 2011 for the Funds.

Security Transactions—Security transactions are recorded on trade date for financial reporting purposes.

Foreign Currency Translation—The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Derivative and Hedging Instruments — Certain of the Funds may enter into derivative contracts for the purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. While Funds may receive rights and warrants in connection with their investments in securities, these right and warrants are not considered derivative instruments. Open derivative positions at period end are included within each applicable Fund’s Schedule.

Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for U.S. federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. Open forward foreign currency contracts at period end are included within each applicable Fund’s Schedule.

Futures Contracts — Certain of the Funds may be subject to equity price risk, interest rate risk, or foreign currency exchange rate risk in the normal course of pursuing its investments objective. Certain of the Funds may use futures contracts to gain exposure to, or hedge against, changes in value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged-assets. Open futures contracts at period end are included within each applicable Fund’s Schedule.

Swap Agreements — Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are market risk, an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to fulfill their obligations under the agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty to a swap agreement.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, and are disclosed in the swap tables included within each applicable Fund’s Schedule. These upfront receipts and payments are amortized to income or expense over the life of the swap contracts. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.” A Fund’s current obligations under swap agreements (offset against any amounts owed to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is equal to the net amount of payments that a Fund is contractually obligated to make.

A Fund is subject to credit risk in the normal course of pursuing its investment objective. A Fund may enter into a CDS to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. CDS agreements are a specific kind of counterparty agreement designed to transfer third-party credit risk between parties. One party to the CDS is a lender and faces credit risk from a third party, while the counterparty to the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).

If a credit event (e.g., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If a Fund is providing insurance, the maximum potential liability to which a Fund is subject is the notional amount of the swap agreement, as disclosed in the swap tables included within each applicable Fund’s Schedule. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a CDS where the referenced obligation of the third party is identical. Open CDSs at period end are presented within each applicable Fund’s Schedule.

A Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap (“IRS”) agreements. IRS agreements involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of IRS include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses. Open IRSs at period end are included within each applicable Fund’s Schedule.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of a Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of a Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission (“SEC”). Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The joint account aggregates the cash collateral received by the Funds, providing RidgeWorth Capital Management, Inc. (the “Investment Adviser”) a pool of assets to invest in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Funds are joint participants with other affiliated funds of the Trust. At December 31, 2011, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at December 31, 2011 owned a pro-rata portion of the assets and liabilities listed below:

	Shares or Principal Amount($)	Value($)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	100,015,104	100,015,104

Merrill Lynch Tri-Party Repurchase Agreement, 0.01%, dated 12/30/11 to be repurchased on 01/03/12, repurchase price $30,000,033 (collateralized by Federal Home Loan Bank, 0.18%, due 11/28/12, total market value $30,612,245)	30,000,000	30,000,000

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	187,150,084	187,150,084

Total Investments (Cost $317,165,188)		317,165,188
Amount due to Lending Agent		(52,759)

Net Investment Value		317,112,429

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period are estimated and recorded as realized gains or return of capital. These estimates are adjusted when the actual source of distributions becomes known upon notification from issuers.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. When-issued securities and the segregated liquid assets associated with such investments are included within each applicable Fund’s Schedules.

TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” TBA purchase commitments are included within each applicable Fund’s Schedules.

Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are included with the Schedules.

Restricted Securities — Certain Funds’ investments are restricted as to resale. As of December 31, 2011, all of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the applicable Funds’ Schedules.

3. Tax Basis of Investments

At December 31, 2011, the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Cost($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
Aggressive Growth Stock Fund	65,909,226	31,006,446	(8,351,639)	22,654,807
Emerging Growth Stock	10,452,862	2,869,701	(1,371,955)	1,497,746
International Equity Fund	214,978,936	16,599,704	(16,436,679)	163,025
International Equity Index Fund	295,409,304	108,590,189	(28,568,049)	80,022,140
Large Cap Core Growth Stock Fund	73,179,482	12,595,323	(5,334,000)	7,261,323
Large Cap Growth Stock Fund	193,010,665	107,524,846	(6,617,480)	100,907,366
Large Cap Value Equity Fund	1,836,964,906	157,187,885	(41,187,432)	116,000,453
Mid-Cap Value Equity Fund	1,992,647,474	72,832,572	(125,357,371)	(52,524,799)
Select Large Cap Growth Stock	38,465,874	11,525,212	(2,048,984)	9,476,228
Small Cap Growth Stock Fund	316,019,482	63,713,708	(19,415,764)	44,297,944
Small Cap Value Equity Fund	1,135,416,601	121,653,608	(90,580,486)	31,073,122
Aggressive Growth Allocation Strategy	23,970,900	1,875,557	(458,749)	1,416,808
Conservative Allocation Strategy	44,135,642	1,181,185	(616,178)	565,007
Growth Allocation Strategy	60,643,650	5,382,979	(1,191,811)	4,191,168
Moderate Allocation Strategy	138,729,836	10,561,157	(2,183,455)	8,377,702
Core Bond Fund	367,102,030	12,236,100	(146,644)	12,089,456
Corporate Bond Fund	71,911,220	4,641,112	(164,956)	4,476,156
Georgia Tax-Exempt Bond Fund	140,076,145	8,850,331	(128,859)	8,721,472
High Grade Municipal Bond Fund	45,538,223	3,861,872	(1,313)	3,860,559
High Income Fund	609,322,852	8,817,180	(38,494,838)	(29,677,658)
Intermediate Bond Fund	1,223,719,601	46,601,992	(584,910)	46,017,082
Investment Grade Tax-Exempt Bond Fund	879,855,129	51,652,974	(22,059)	51,630,915
Limited Duration Fund	18,438,441	62,247	(24,400)	37,847
Limited-Term Federal Mortgage Securities Fund	45,272,901	1,214,446	(22,984)	1,191,462
Maryland Municipal Bond Fund	18,851,195	1,563,866	—	1,563,866
North Carolina Tax-Exempt Bond Fund	45,956,252	3,275,449	(6,409)	3,269,040
Seix Floating Rate High Income Fund	3,656,798,902	16,186,997	(99,117,311)	(82,930,314)
Seix High Yield Fund	2,143,171,499	55,610,722	(58,159,482)	(2,548,760)
Short-Term Bond Fund	296,377,227	4,301,678	(858,425)	3,443,253
Short-Term U.S. Treasury Securities Fund	21,595,903	282,539	—	282,539
Total Return Bond Fund	905,697,163	35,130,372	(484,451)	34,645,921
Ultra-Short Bond Fund	130,953,015	589,927	(727,282)	(137,355)
U.S. Government Securities Fund	50,734,433	1,713,978	(329)	1,713,649
U.S. Government Securities Ultra-Short Bond Fund	1,792,503,429	21,241,069	(1,309,237)	19,931,832
Virginia Intermediate Municipal Bond Fund	148,208,907	12,502,141	—	12,502,141

4. Investments in Affiliated Issuers

Affiliated holdings are mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated issuers during the period ended December 31, 2011, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2011	Purchases	Sales	Share Balance at December 31, 2011	Value at December 31, 2011	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	70,255	1,901	2,084	70,072	$946,672	$—	$—	$8,231
RidgeWorth International Equity 130/30 Fund **	189,610	—	189,610	—	—	—	—	158,093
RidgeWorth International Equity Fund	36,479	67,473	—	103,952	988,582	23,702	—	—
RidgeWorth International Equity Index Fund	34,688	57,140	—	91,828	963,279	39,706	—	—
RidgeWorth Large Cap Core Growth Stock Fund***	144,517	216,246	235,336	125,427	1,586,658	2,605	—	147,103
RidgeWorth Large Cap Growth Stock Fund	198,203	86,966	—	285,169	3,111,195	—	—	—
RidgeWorth Large Cap Quantitative Equity Fund***	165,893	698	166,591	—	—	8,562	—	—
RidgeWorth Large Cap Value Equity Fund	340,393	64,260	15,208	389,445	4,844,693	54,482	—	8,427
RidgeWorth Mid-Cap Core Equity Fund *	94,710	—	94,710	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	97,693	133,495	10,283	220,905	2,169,290	26,686	193,660	8,808
RidgeWorth Real Estate 130/30 Fund **	124,829	—	124,829	—	—	—	—	217,255
RidgeWorth Select Large Cap Growth Stock Fund	69,934	15,817	—	85,751	2,458,486	—	67,993	—
RidgeWorth Small Cap Growth Stock Fund	78,139	2,312	2,793	77,658	1,193,598	—	—	2,653
RidgeWorth Small Cap Value Equity Fund	88,216	8,510	1,264	95,462	1,181,822	9,861	60,513	553
RidgeWorth U.S. Equity 130/30 Fund **	143,688	—	143,688	—	—	—	—	320,608

Total					$19,444,275	$165,604	$322,166	$871,731

Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	19,748	8,336	—	28,084	$379,413	$—	$—	$—
RidgeWorth Corporate Bond Fund	138,572	174,240	1,894	310,918	2,903,975	59,458	158,498	(1,152)
RidgeWorth High Income Fund	184,635	59,259	2,189	241,705	1,588,001	78,486	14,635	(1,497)
RidgeWorth Intermediate Bond Fund	764,136	281,789	42,321	1,003,604	10,497,701	141,754	326,547	(7,436)
RidgeWorth International Equity 130/30 Fund **	53,247	—	53,247	—	—	—	—	34,806
RidgeWorth International Equity Fund	10,351	50,857	—	61,208	582,088	12,361	—	—
RidgeWorth International Equity Index Fund	9,842	41,288	—	51,130	536,352	20,480	—	—
RidgeWorth Large Cap Core Growth Stock Fund ***	52,812	170,382	150,848	72,346	915,178	2,017	—	197,886
RidgeWorth Large Cap Growth Stock Fund	86,200	144,557	10,093	220,664	2,407,440	—	—	(3,863)
RidgeWorth Large Cap Quantitative Equity Fund ***	46,562	1,295	47,857	—	—	2,460	—	—
RidgeWorth Large Cap Value Equity Fund	135,178	108,192	21,568	221,802	2,759,217	26,791	—	(10,212)
RidgeWorth Mid-Cap Core Equity Fund *	26,638	—	26,638	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	27,271	111,907	—	139,178	1,366,730	12,255	109,586	—
RidgeWorth Real Estate 130/30 Fund **	34,552	—	34,552	—	—	—	—	41,439
RidgeWorth Seix Floating Rate High Income Fund	83,840	5,763	15,191	74,412	643,667	27,575	—	(8,708)
RidgeWorth Seix High Yield Fund	132,877	45,472	1,576	176,773	1,663,438	75,480	—	(1,798)
RidgeWorth Select Large Cap Growth Stock Fund	30,481	8,699	1,611	37,569	1,077,103	—	28,947	(2,255)
RidgeWorth Small Cap Growth Stock Fund	22,050	21,171	—	43,221	664,310	—	—	—
RidgeWorth Small Cap Value Equity Fund	24,912	28,316	—	53,228	658,965	3,981	31,473	—
RidgeWorth Total Return Bond Fund	328,671	403,155	5,713	726,113	7,827,496	138,584	163,627	(628)
RidgeWorth U.S. Equity 130/30 Fund **	40,193	—	40,193	—	—	—	—	71,559
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	130,053	271,687	197,147	204,593	2,066,392	12,264	—	2,175

Total					$38,537,466	$613,946	$833,313	$310,316

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	130,370	1,868	1,183	131,055	$1,770,548	$—	$—	$4,712
RidgeWorth Corporate Bond Fund	126,503	12,652	8,253	130,902	1,222,622	38,020	85,142	(2,056)
RidgeWorth High Income Fund	170,283	10,576	9,538	171,321	1,125,580	68,270	11,408	(5,023)
RidgeWorth Intermediate Bond Fund	515,477	234,756	98,656	651,577	6,815,492	97,458	218,434	(12,371)
RidgeWorth International Equity 130/30 Fund **	351,522	—	351,522	—	—	—	—	292,763
RidgeWorth International Equity Fund	67,899	136,351	9,640	194,610	1,850,743	44,373	—	(9,448)
RidgeWorth International Equity Index Fund	64,437	120,275	12,941	171,771	1,801,877	74,274	—	(17,081)
RidgeWorth Large Cap Core Growth Stock Fund***	335,081	414,747	511,397	238,431	3,016,154	4,894	—	710,238
RidgeWorth Large Cap Growth Stock Fund	367,834	211,068	—	578,902	6,315,824	—	—	—
RidgeWorth Large Cap Quantitative Equity Fund***	307,946	1,296	309,242	—	—	15,983	—	—
RidgeWorth Large Cap Value Equity Fund	631,768	168,410	15,445	784,733	9,762,076	106,368	—	5,240
RidgeWorth Mid-Cap Core Equity Fund *	175,772	—	175,772	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	181,026	215,436	11,736	384,726	3,778,010	47,399	337,276	4,605
RidgeWorth Real Estate 130/30 Fund **	230,974	—	230,974	—	—	—	—	424,718
RidgeWorth Seix Floating Rate High Income Fund	89,388	2,681	41,012	51,057	441,643	25,434	—	(25,215)
RidgeWorth Seix High Yield Fund	122,414	6,094	6,868	121,640	1,144,634	65,792	—	(4,609)
RidgeWorth Select Large Cap Growth Stock Fund	129,791	29,297	—	159,088	4,561,054	—	126,142	—
RidgeWorth Small Cap Growth Stock Fund	145,281	2,262	9,063	138,480	2,128,441	—	—	129
RidgeWorth Small Cap Value Equity Fund	164,046	13,787	7,686	170,147	2,106,425	18,052	107,856	(6,255)
RidgeWorth Total Return Bond Fund	531,374	22,204	128,739	424,839	4,579,765	141,177	108,017	99,176
RidgeWorth U.S. Equity 130/30 Fund **	266,686	—	266,686	—	—	—	—	604,060
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	77,952	49,405	94,406	32,951	332,809	4,601	—	2,809

Total					$52,753,697	$752,095	$994,275	$2,066,392

Moderate Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	209,099	20,618	12,920	216,797	$2,928,932	$—	$—	$23,631
RidgeWorth Corporate Bond Fund	511,173	57,254	43,870	524,557	4,899,358	155,527	355,005	(27,125)
RidgeWorth High Income Fund	689,293	49,909	29,188	710,014	4,664,791	279,720	47,416	(18,513)
RidgeWorth Intermediate Bond Fund	2,118,119	640,446	270,993	2,487,572	26,020,000	379,622	827,103	(33,622)
RidgeWorth International Equity 130/30 Fund **	563,608	—	563,608	—	—	—	—	487,518
RidgeWorth International Equity Fund	109,057	267,955	66,043	310,969	2,957,316	73,874	—	(90,024)
RidgeWorth International Equity Index Fund	103,515	235,663	64,606	274,572	2,880,262	123,703	—	(116,338)
RidgeWorth Large Cap Core Growth Stock Fund***	540,702	818,084	966,874	391,912	4,957,693	9,897	—	1,378,579
RidgeWorth Large Cap Growth Stock Fund	589,850	478,249	42,973	1,025,126	11,184,124	—	—	(13,113)
RidgeWorth Large Cap Quantitative Equity Fund***	493,478	2,077	495,555	—	—	25,468	—	—
RidgeWorth Large Cap Value Equity Fund	1,012,938	398,839	111,471	1,300,306	16,175,808	182,027	—	(23,249)
RidgeWorth Mid-Cap Core Equity Fund *	281,997	—	281,997	—	—	—	—	—
RidgeWorth Mid-Cap Value Equity Fund *	290,318	374,924	23,984	641,258	6,297,150	76,306	543,905	17,479
RidgeWorth Real Estate 130/30 Fund **	369,921	—	369,921	—	—	—	—	673,678
RidgeWorth Seix Floating Rate High Income Fund	360,957	13,227	137,134	237,050	2,050,478	105,817	—	(78,777)
RidgeWorth Seix High Yield Fund	495,652	29,544	21,400	503,796	4,740,723	269,477	—	(15,512)
RidgeWorth Select Large Cap Growth Stock Fund	208,127	48,194	10,321	246,000	7,052,823	—	203,239	(22,788)
RidgeWorth Small Cap Growth Stock Fund	233,166	7,146	18,833	221,479	3,404,131	—	—	4,681
RidgeWorth Small Cap Value Equity Fund	263,223	25,573	16,562	272,234	3,370,255	29,438	179,749	(17,001)
RidgeWorth Total Return Bond Fund	2,047,750	108,375	292,560	1,863,565	20,089,229	573,558	453,505	235,987
RidgeWorth U.S. Equity 130/30 Fund **	427,128	—	427,128	—	—	—	—	977,054
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	339,704	167,998	326,741	180,961	1,827,703	28,932	—	8,172

Total					$125,500,776	$2,313,366	$2,609,922	$3,350,717

*	On April 29, 2011, RidgeWorth Mid-Cap Core Equity Fund reorganized into the RidgeWorth Mid-Cap Value Equity Fund .
**	On May 27, 2011, the Fund liquidated.
***	On July 15, 2011, RidgeWorth Large Cap Quantitative Equity Fund reorganized into the RidgeWorth Large Cap Core Growth Stock Fund.

5. Risks

Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed-income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

Certain Funds may invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

A Fund’s concentration of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.

Certain Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate its letters of credit in any one financial institution, the risk of the Fund’s overall credit quality deterioration increases.

Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

Please refer to each Fund’s prospectus for a complete description of risks associated with the Fund.

6. Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the Funds’ financial statements.

7. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in this report through the date the report was issued and has determined that, except as set forth below, there were no material events that would require disclosure through this date.

On November 15, 2011, the Board approved changing the name of the RidgeWorth Maryland Municipal Bond Fund (the “Fund”) to the Ridgeworth Short-Term Municipal Bond Fund and revising the Fund’s investment objective and policies, subject to the approval of the Fund’s shareholders at a special meeting to be held on or about April 9, 2012.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Date: February 27, 2012

By:	/s/ Cynthia L. Morse-Griffin
Cynthia L. Morse-Griffin
Treasurer and Chief Financial Officer

Date: February 27, 2012